                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                 ----------------------------------------------

                          STREETTRACKS(R) SERIES TRUST

 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111

 -------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111

                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                                New York NY 10019

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO SHAREHOLDERS.

[streetTRACKS (R) LOGO]

annual report
june 30, 2005

                        [streetTRACKS (R) annual report LOGO]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

Investor interest in Exchange Traded Funds continues. Assets of ETFs listed and traded on U.S. exchanges topped $245 billion as of June 30, 2005, representing an increase of approximately 38% over last year. The streetTRACKS family continues to share in the success of ETFs. Total assets invested in the streetTRACKS funds reached over $1.3 billion as of June 30, 2005, growing 38% over the course of the fiscal year.

On June 13, 2005, we transitioned the Fortune 500 Index ETF to the streetTRACKS Total Market Index Fund (AMEX:TMW). In response to Fortune, Inc. no longer publishing the Fortune 500 Index, we chose the Dow Jones Wilshire 5000 Composite Index as a replacement benchmark for the Fund, in an effort to allow investors expanded exposure to the US equities market.

As the ETF industry continues to grow, we are firmly committed to developing new and more innovative ETF products -- and applications for those products -- to help you meet your investment objectives. As always, we appreciate the support and confidence of our shareholders. We look forward to an enduring relationship built on trust and dedicated to best serving the needs of a growing and increasingly sophisticated investment community.

James Ross
President
streetTRACKS Series Trust

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of the Index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2005 was -1.25% versus the Index return of -1.04%. Large Cap Growth underperformed Large Cap Value during the time period. The Dow Jones Large Cap Growth index underperformed the Dow Jones Large Cap Value index by over 11.6%.

The best performing sector was Health Services, which had a return of over 55% for the period. It was also the sector that contributed the most to total return, adding 1.3%. Industrial Services and Commercial Services were two other well-performing sectors. Industrial Services had a return of over 25% which resulted in a contribution to total return of 38 basis points. Despite a return of over 14%, Commercial Services only added 12 basis points to total return on account of its relatively small weight (0.94%) in the index. The best performing stock was Apple Computer, Inc., which had a return of 126% for the period, fueled mostly by very strong sales of its iPod digital music player. Apple Computer, Inc. has now sold more than 20 million iPods and is seeing it create a halo effect around its other products, leading consumers to the company's Macintosh computers. Sears Holdings Corp. had a return of 109% for the period. The company, as a result of the merger between Sears and Kmart, is hoping to see significant profit gains over the next few years due to synergies between the two retailers.

The poorest performing sector was Communications, which had a return of -13.5% for the period. Its low weight in the index, however, resulted in a contribution to return of only -10 basis points. The sector that had the largest negative contribution to return was Electronic Technology. The combination of this sector's -8.6% return and 14.5% weight resulted in a contribution to return of -1.5%. Other poor performing sectors include Distribution Services (-8.9%), Consumer Non-Durables (-6.2%) and Consumer Services (-6.0%). The worst performing stocks include Biogen Idec, Inc., Amazon.com, Inc. and Boston Scientific Corp. Biogen Idec, Inc. (-46%) saw its shares fall on potential links between its recalled multiple sclerosis drug Tysabri and the rare brain disease, PML. Similarly, Boston Scientific Corp. (-37%) also faced problems with a recalled product. Nearly 100,000 of its cardiac stent systems were recalled last summer after several deaths and a number of injuries when the stent balloons failed to inflate. Amazon.com, Inc. was down 39% for the period, with a major sell-off after it announced disappointing fourth quarter earnings.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           -1.25%       -1.43%              -1.04%                         5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -50.03%      -50.71%             -49.56%                       -20.92%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           -1.25%       -1.43%              -1.04%                        5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -13.59%      -13.83%             -13.42%                       -4.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP GROWTH INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/2000                                                                10000.00                           10000.00
9/30/2000                                                                 9800.00                            9969.00
                                                                          9285.50                            9854.36
                                                                          7792.86                            8908.34
12/31/2000                                                                7394.87                            8882.15
                                                                          8050.80                            9209.01
                                                                          6528.39                            8231.93
3/31/2001                                                                 5703.21                            7628.53
                                                                          6512.27                            8248.73
                                                                          6406.12                            8270.18
6/30/2001                                                                 6251.80                            8038.62
                                                                          5971.10                            7943.73
                                                                          5339.35                            7402.75
9/30/2001                                                                 4696.50                            6847.26
                                                                          4971.71                            6957.50
                                                                          5566.33                            7491.84
12/31/2001                                                                5497.86                            7507.57
                                                                          5424.74                            7361.17
                                                                          5132.89                            7192.60
3/31/2002                                                                 5244.27                            7447.22
                                                                          4737.67                            6924.42
                                                                          4609.76                            6885.65
6/30/2002                                                                 4232.68                            6353.39
                                                                          3951.63                            5924.53
                                                                          3974.15                            5960.67
9/30/2002                                                                 3505.60                            5289.50
                                                                          3881.75                            5777.72
                                                                          4126.30                            6096.07
12/31/2002                                                                3757.00                            5722.99
                                                                          3652.55                            5571.34
                                                                          3689.08                            5487.77
3/31/2003                                                                 3779.83                            5541.55
                                                                          4063.32                            5995.40
                                                                          4200.66                            6280.78
6/30/2003                                                                 4248.55                            6374.99
                                                                          4364.79                            6472.53
                                                                          4438.16                            6531.43
9/30/2003                                                                 4377.13                            6499.46
                                                                          4651.58                            6838.74
                                                                          4682.75                            6888.66
12/31/2003                                                                4853.20                            7263.40
                                                                          4932.30                            7390.51
                                                                          4958.45                            7471.81
3/31/2004                                                                 4870.68                            7341.05
                                                                          4828.79                            7247.82
                                                                          4909.92                            7336.24
6/30/2004                                                                 4957.54                            7466.09
                                                                          4692.31                            7221.21
                                                                          4673.08                            7259.48
9/30/2004                                                                 4695.97                            7308.84
                                                                          4754.67                            7406.78
                                                                          4913.48                            7688.98
12/31/2004                                                                5091.84                            7953.48
                                                                          4953.09                            7764.19
                                                                          4943.97                            7913.26
3/31/2005                                                                 4839.31                            7779.53
                                                                          4734.30                            7662.06
                                                                          4960.12                            7895.75
6/30/2005                                                                 4896.14                            7883.90

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     JOHNSON &         INTEL      THE PROCTOR &     AMERICAN INTERNATIONAL
                          CORP.         JOHNSON, INC.     CORP.      GAMBLE CO.        GROUP, INC.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,894,101    3,927,820       3,355,460    2,710,084         2,708,796

    --------------------------------------------------------------------------------------------------------------------
       % OF               6.04%         4.85              4.14       3.35              3.35
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           1.0%
    Automobiles                                 0.4
    Beverages (Alcoholic)                       0.9
    Beverages (Non-Alcoholic)                   4.6
    Biotechnology                               2.3
    Broadcasting (Tv, Radio & Cable)            3.0
    Communications Equipment                    1.4
    Computers & Business Equipment              0.2
    Computers (Hardware)                        6.4
    Computers (Networking)                      3.7
    Computers (Peripherals)                     0.2
    Computer Software/Services                 10.5
    Consumer Finance                            0.8
    Distributors (Food & Health)                1.4
    Electrical Equipment                        0.7
    Electronics (Semiconductors)                5.3
    Entertainment                               1.2
    Financial (Diversified)                     1.8
    Foods                                       0.3
    Footwear                                    0.4
    Gaming, Lottery, & Parimutuel               0.2
    Health Care (Diversified)                   4.9
    Health Care (Drugs/Pharmaceuticals)         3.9
    Health Care (Managed Care)                  2.1
    Health Care (Medical
      Products/Supplies)                        3.8
    Household Products (Non-Durable)            4.2
    Housewares                                  0.3
    Insurance (Life/Health)                     2.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Multi-Line)                      3.3%
    Insurance (Property/Casualty)               0.4
    Leisure Time (Products)                     0.6
    Lodging (Hotels)                            0.6
    Manufacturing (Diversified)                 3.4
    Metals Mining                               0.4
    Oil (International Integrated)              1.1
    Oil & Gas (Drilling & Equipment)            1.8
    Personal Care                               1.6
    Publishing                                  0.4
    Real Estate Investment Trust                0.4
    Restaurants                                 0.9
    Retail (Building Supplies)                  3.2
    Retail (Computers & Electronics)            0.5
    Retail (Department Stores)                  0.4
    Retail (Discounters)                        0.5
    Retail (General Merchandising Chain)        4.7
    Retail (Specialty)                          1.0
    Retail Stores (Drug Store)                  1.7
    Savings & Loan Companies                    0.5
    Services (Advertising/Marketing)            0.4
    Services (Commercial & Consumer)            0.6
    Services (Data Processing)                  1.7
    Trucking                                    1.6
    Other Assets                                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2005 was 10.43% versus the Index return of 10.64%. Large Cap Value outperformed Large Cap Growth during the time period. The Dow Jones Large Cap Value index outperformed the Dow Jones Large Cap Growth index by over 11.6%.

The best performing sectors for the period were Health Services (+47.7%), Utilities (+40.3%) and Energy Minerals (+37.5%). The sectors that contributed the most to total return (a combination of the sector's weight and its return) were Energy Minerals, Finance and Utilities. Energy Minerals' return of +37.5% and its weight of over 13% resulted in this sector adding over 4.2% to total return. The Finance sector only had a return of +7.4% for the period, but financial stocks make up over 32% of the fund, leading to a contribution of 2.6% to total return. The combination of a 4.3% weight and a return of over 40% helped Utilities add 1.5% to total return. The best performing individual stocks were Valero Energy Corp. (+116%), TXU Corp (+110%) and Aetna Inc. (+95%). Valero's high-flying performance can be attributable to high profit margins from distillate fuels, such as diesel and jet fuel, and its ability to refine crude oil that is high in sulfur, which is less expensive. TXU, which distributes electricity and natural gas, spent most of 2004 restructuring its operations and finances. Aetna was aided by double-digit health premium increases.

The worst performing sectors were Consumer Durables (-21%), Non-Energy Minerals (-12%) and Health Technology (-4%). These three sectors had a contribution to the total return of -1.1%. The worst performing stocks were Marsh & McLennan Cos., Inc., Ford Motor Co., and Merck & Co., Inc. Marsh & McLennan had a return of -37% for the period due mostly to costs related to restructuring, employee retention, regulatory and compliance matters and potential Putnum fund reimbursements. The company was sued last fall by New York Attorney General Eliot Spitzer over accusations of rigged bids and fixed prices on commissions. Ford, which was down over 32% for the period, faces numerous challenges, including the need to sustain profitable market share despite a move by consumers in North America away from high-margin trucks and sport utility vehicles to smaller crossover vehicles. Ford also must deal with high healthcare costs, rising steel and resin prices and excess production capacity. Merck (down 32% for the period) suffered on account of their recall of the popular painkiller Vioxx because of its link to potential heart problems and litigation related thereto.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           10.43%       10.29%             10.64%                          5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       14.56%       14.39%             15.76%                        -20.92%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           10.43%       10.29%             10.64%                         5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING        2.90%        2.87%              3.13%                        -4.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP VALUE INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/2000                                                                 10000.00                          10000.00
9/30/2000                                                                 10175.00                           9969.00
                                                                          10518.90                           9854.36
                                                                          10244.40                           8908.34
12/31/2000                                                                10591.70                           8882.15
                                                                          10512.20                           9209.01
                                                                          10166.40                           8231.93
3/31/2001                                                                  9811.56                           7628.53
                                                                          10243.60                           8248.73
                                                                          10444.40                           8270.18
6/30/2001                                                                 10127.90                           8038.62
                                                                          10231.20                           7943.73
                                                                           9802.52                           7402.75
9/30/2001                                                                  9422.18                           6847.26
                                                                           9313.83                           6957.50
                                                                           9791.62                           7491.84
12/31/2001                                                                 9924.79                           7507.57
                                                                           9673.69                           7361.17
                                                                           9660.15                           7192.60
3/31/2002                                                                 10079.40                           7447.22
                                                                           9501.85                           6924.42
                                                                           9569.31                           6885.65
6/30/2002                                                                  8881.28                           6353.39
                                                                           8293.34                           5924.53
                                                                           8333.98                           5960.67
9/30/2002                                                                  7418.07                           5289.50
                                                                           8096.08                           5777.72
                                                                           8538.13                           6096.07
12/31/2002                                                                 8175.26                           5722.99
                                                                           7974.97                           5571.34
                                                                           7710.20                           5487.77
3/31/2003                                                                  7725.62                           5541.55
                                                                           8451.05                           5995.40
                                                                           8948.82                           6280.78
6/30/2003                                                                  9135.85                           6374.99
                                                                           9144.16                           6472.53
                                                                           9185.13                           6531.43
9/30/2003                                                                  9151.70                           6497.46
                                                                           9525.09                           6836.63
                                                                           9569.85                           6886.54
12/31/2003                                                                10262.70                           7263.17
                                                                          10473.10                           7390.27
                                                                          10637.50                           7471.57
3/31/2004                                                                 10428.00                           7340.81
                                                                          10265.30                           7247.58
                                                                          10316.60                           7336.01
6/30/2004                                                                 10556.00                           7465.85
                                                                          10449.30                           7220.97
                                                                          10610.30                           7259.24
9/30/2004                                                                 10689.80                           7308.61
                                                                          10833.10                           7406.54
                                                                          11239.30                           7688.73
12/31/2004                                                                11608.00                           7953.22
                                                                          11345.60                           7763.94
                                                                          11707.70                           7913.00
3/31/2005                                                                 11518.10                           7779.27
                                                                          11419.10                           7661.81
                                                                          11576.70                           7895.49
6/30/2005                                                                 11656.50                           7883.65

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP,     PFIZER,     BANK OF AMERICA
                          CORP.           ELECTRIC CO.     INC.           INC.        CORP.
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $10,543,389     10,417,037       6,823,363    5,905,485   5,237,350

    ------------------------------------------------------------------------------------------------------------
       % OF               7.78%           7.69             5.04           4.36        3.87
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           0.4%
    Aluminum                                    0.5
    Automobiles                                 0.7
    Banks (Major Regional)                      6.3
    Banks (Money Center)                        5.5
    Banks (Regional)                            0.3
    Beverages (Non-Alcoholic)                   0.1
    Broadcasting (Tv, Radio & Cable)            7.7
    Building Materials Group                    0.3
    Cellular/Wireless Telecommunications        0.9
    Chemicals                                   1.8
    Chemicals (Diversified)                     0.2
    Computers (Hardware)                        1.4
    Computer Software/Services                  0.3
    Consumer Finance                            0.6
    Electric Companies                          5.3
    Electronics (Component Distribution)        0.5
    Electronics (Defense)                       0.4
    Entertainment                               1.6
    Financial (Diversified)                    12.2
    Foods                                       1.8
    Health Care (Diversified)                   3.1
    Health Care (Drugs/Pharmaceuticals)         7.0
    Insurance Brokers                           0.3
    Insurance (Life/Health)                     1.0
    Insurance (Multi-Line)                      1.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Property/Casualty)               2.2%
    Investment Banking/Brokerage                2.7
    Leisure Time (Products)                     0.2
    Manufacturing (Diversified)                 2.3
    Office Equipment & Supplies                 0.2
    Oil (Domestic Integrated)                   1.5
    Oil (International Integrated)             11.7
    Oil & Gas (Exploration/Products)            1.8
    Oil & Gas (Refining & Marketing)            0.4
    Paper & Forest Products                     0.6
    Photography/Imaging                         0.4
    Railroads                                   1.0
    Restaurants                                 0.7
    Retail (General Merchandising Chain)        0.2
    Retail (Specialty Apparel)                  0.5
    Retail Stores (Food Chains)                 0.7
    Savings & Loan Companies                    0.8
    Services (Commercial & Consumer)            0.5
    Services (Computer Systems)                 0.2
    Telephone                                   5.7
    Telephone (Long Distance)                   0.7
    Tobacco                                     2.9
    Waste Management                            0.3
    Other Assets                                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the one year period ending June 30, 2005 was 9.13% versus the Index return of 9.41%. The Dow Jones Small Cap Growth Index return was slightly below the Dow Jones Small Cap Value Index return of 10.39% for the same period. In a period of rising interest rates and rocketing oil prices, small cap stocks posted solid returns during the year. Stocks were buoyed by good economic news in the areas of inflation and unemployment.

While the impact of style was not strong in small cap stocks, the size effect was more pronounced in growth stocks. The Dow Jones Small Cap Growth Index gained 9.41%, while its large cap growth counterpart fell 1.04% during the last year. In Value stocks, the size effect was not significant as the Dow Jones Large Cap Value Index gained 10.64%, edging the Small Cap Value Index by 0.25%.

Energy was the top performing sector during the year, rising over 43%. Energy prices in general, led by crude oil, rose sharply during the year leading to increased profits at many energy companies. Southwestern Energy Co. was a top performer, rising 227%. Consumer Discretionary stocks were the top contributors to performance during the year, rising 17.2%, and adding 3.88 percentage points to return because of the significant weight of the sector. The Ryland Group, Inc. was a big contributor during the last year. The Ryland Group, Inc. specializes in construction and sales of single family homes. The company was able to increase prices and margins during the year and posted earnings increases of 40%.

Information Technology was the only sector unable to post a gain during the year. In fact, the sector fell 10.77%, subtracting over 2 percentage points from return. Significantly negative returns were spread across the sector, and losers significantly outnumbered gainers. Silicon Laboratories, Inc. was the biggest detractor from performance. The stock lost over 43% during the year, due to reduced earnings and revenues, as well as the resignation of its CEO.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05            9.13%       10.21%               9.41%                       10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -23.45%      -23.20%             -22.56%                       37.25%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05             9.13%       10.21%              9.41%                       10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -5.47%       -5.40%             -5.24%                        6.89%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP GROWTH INDEX FUND (Based on Net Asset Value) [LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/2000                                                                10000.00                           10000.00
9/30/2000                                                                 9988.00                           10104.00
                                                                          9320.80                            9683.67
                                                                          7567.56                            8620.41
12/31/2000                                                                8019.34                            9448.83
                                                                          8628.81                            9880.83
                                                                          7390.58                            9161.01
3/31/2001                                                                 6585.00                            8594.13
                                                                          7498.60                            9385.90
                                                                          7690.56                            9634.16
6/30/2001                                                                 7893.44                            9831.76
                                                                          7235.13                            9501.61
                                                                          6709.13                            9155.04
9/30/2001                                                                 5499.48                            7943.14
                                                                          6113.77                            8438.00
                                                                          6808.90                            9129.07
12/31/2001                                                                7307.31                            9678.64
                                                                          6996.75                            9608.96
                                                                          6308.27                            9368.73
3/31/2002                                                                 6824.29                           10102.30
                                                                          6427.12                           10059.90
                                                                          5970.79                            9674.58
6/30/2002                                                                 5396.40                            9057.34
                                                                          4598.81                            8060.13
                                                                          4535.81                            8139.92
9/30/2002                                                                 4090.39                            7520.48
                                                                          4368.13                            7791.96
                                                                          4884.01                            8407.53
12/31/2002                                                                4461.54                            8035.08
                                                                          4396.85                            7840.63
                                                                          4283.85                            7633.63
3/31/2003                                                                 4338.25                            7706.15
                                                                          4744.31                            8434.39
                                                                          5252.90                            9305.66
6/30/2003                                                                 5341.15                            9475.95
                                                                          5665.36                            9939.33
                                                                          5972.71                           10428.30
9/30/2003                                                                 5865.14                           10248.90
                                                                          6392.41                           11128.30
                                                                          6595.05                           11543.40
12/31/2003                                                                6605.61                           11793.70
                                                                          6845.39                           12199.40
                                                                          6916.58                           12415.30
3/31/2004                                                                 6943.56                           12502.30
                                                                          6702.61                           11858.40
                                                                          6809.86                           12101.50
6/30/2004                                                                 7006.66                           12528.70
                                                                          6582.76                           11813.30
                                                                          6505.74                           11796.70
9/30/2004                                                                 6735.39                           12222.60
                                                                          6883.57                           12478.10
                                                                          7307.60                           13374.00
12/31/2004                                                                7607.21                           13840.70
                                                                          7401.13                           13330.00
                                                                          7575.58                           13615.30
3/31/2005                                                                 7393.00                           13325.30
                                                                          7086.20                           12715.00
                                                                          7478.06                           13483.00
6/30/2005                                                                 7645.57                           13868.60

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        THE RYLAND     SOUTHWESTERN     ARCH           O'REILLY             THE CORPORATE
                          GROUP, INC.    ENERGY CO.       COAL, INC.     AUTOMOTIVE, INC.     EXECUTIVE
                                                                                              BOARD CO.
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $408,256       380,538          370,396        369,286              356,636
    -----------------------------------------------------------------------------------------------------------------
       % OF               0.77%          0.72             0.70           0.69                 0.67
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           0.8%
    Air Freight                                 0.2
    Airlines                                    0.2
    Banks (Regional)                            3.3
    Biotechnology                               2.6
    Broadcasting (Tv, Radio & Cable)            0.1
    Building Materials Group                    2.0
    Cellular/Wireless Telecommunications        0.4
    Chemicals (Specialty)                       1.6
    Communications Equipment                    1.0
    Computers & Business Equipment              0.3
    Computers (Hardware)                        0.4
    Computers (Peripherals)                     0.4
    Computer Software/Services                  3.5
    Construction                                0.5
    Consumer (Jewelry/Novelties)                0.4
    Distributors (Food & Health)                0.6
    Electrical Equipment                        0.9
    Electronics (Component Distribution)        1.1
    Electronics (Defense)                       0.3
    Electronics (Instrument)                    1.1
    Electronics (Semiconductors)                2.1
    Engineering & Construction                  0.9
    Equipment (Semiconductors)                  0.9
    Financial (Diversified)                     1.9
    Foods                                       0.7
    Footwear                                    0.9
    Gaming, Lottery, & Parimutuel               1.3
    Hardware & Tools                            0.3
    Health Care (Diversified)                   0.6
    Health Care (Drugs/Pharmaceuticals)         3.7
    Health Care (Hospital Management)           0.6
    Health Care (Long Term Care)                0.4
    Health Care (Medical
      Products/Supplies)                        6.9
    Health Care (Special Services)              2.7
    Homebuilding                                1.6
    Household Furnishings & Appliances          0.7
    Household Products (Non-Durable)            0.5
    Insurance Brokers                           0.2
    Insurance (Life/Health)                     0.7
    Insurance (Multi-Line)                      0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Property/Casualty)               0.7%
    Investment Banking/Brokerage                0.5
    Investment Management                       0.5
    Leisure Time (Products)                     1.1
    Lodging (Hotels)                            0.4
    Machinery (Diversified)                     3.0
    Manufacturing (Diversified)                 4.0
    Manufacturing (Specialized)                 1.7
    Metal Fabricators                           0.6
    Metals Mining                               0.7
    Natural Gas (Distribution/Pipe Line)        1.0
    Office Equipment & Supplies                 0.3
    Oil & Gas (Drilling & Equipment)            1.8
    Oil & Gas (Exploration/Products)            3.7
    Paper & Forest Products                     0.6
    Personal Care                               0.3
    Publishing                                  1.0
    Publishing (Newspapers)                     0.9
    Real Estate Investment Trust                4.2
    Restaurants                                 2.9
    Retail (Building Supplies)                  0.4
    Retail (Department Stores)                  1.6
    Retail (Discounters)                        0.2
    Retail (Specialty)                          1.8
    Retail (Specialty Apparel)                  1.1
    Retail Stores (Food Chains)                 0.4
    Savings & Loan Companies                    0.8
    Services (Advertising/Marketing)            1.5
    Services (Commercial & Consumer)            6.2
    Services (Computer Systems)                 0.6
    Services (Data Processing)                  0.5
    Shipping                                    0.4
    Steel                                       1.0
    Textiles (Apparel)                          0.9
    Trucking                                    1.0
    Trucks & Parts                              0.8
    Waste Management                            0.8
    Other Assets                                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the one year period ending June 30, 2005 was 10.07% versus the Index return of 10.39%. The Dow Jones Small Cap Value Index slightly outperformed its growth counterpart, which gained 9.41% during the same period. Despite rising short term interest rates and dramatically higher oil prices, small cap stocks posted solid returns during the year. Good economic news in the form of increased employment and low inflation helped stock prices move higher.

While the impact of style was not strong in small cap stocks, the size effect was more pronounced in growth stocks. The Dow Jones Small Cap Growth Index gained 9.41%, while its large cap growth counterpart fell 1.04% during the last year. In Value stocks, the size effect was not significant as the Dow Jones Large Cap Value Index gained 10.64%, edging the Small Cap Value Index by 0.25%.

Energy was the top performing sector during the year, rising 43.8%. Energy prices, led by crude oil, rose sharply during the year leading to increased profits at many energy companies. Tesoro was a top contributor to the index return. The oil refining company benefited along with other refiners from higher margins and a global lack of refining capacity. Financials were the largest contributors to return, rising 29.4% and adding 4.99% to return. Ventas, Inc., a healthcare REIT, gained over 29%, adding 0.21% to return. A strong real estate market and increased earnings helped drive this stock's returns.

Technology stocks suffered during the year. The sector fell 16.5%, subtracting
2.75 percentage points from return. While many companies in the sector saw their shares fall, Conexant Systems, Inc. was particularly hard hit, falling nearly 63%. The company posted much worse than expected results during the first part of the year, reduced its guidance going forward and was also hit with a number of class action lawsuits regarding its merger with GlobespanVirata.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           10.07%       10.80%              10.39%                       10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      106.76%      105.85%             110.99%                       37.25%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           10.07%       10.80%             10.39%                        10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       16.52%       16.41%             17.02%                         6.89%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. SMALL CAP VALUE INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/2000                                                                 10000.00                          10000.00
9/30/2000                                                                 10194.70                          10104.00
                                                                          10249.10                           9683.67
                                                                          10233.70                           8620.41
12/31/2000                                                                11575.10                           9448.83
                                                                          11598.90                           9880.83
                                                                          11740.20                           9161.01
3/31/2001                                                                 11449.20                           8594.13
                                                                          11964.50                           9385.90
                                                                          12425.50                           9634.16
6/30/2001                                                                 12668.70                           9831.76
                                                                          12790.30                           9501.61
                                                                          12735.30                           9155.04
9/30/2001                                                                 11503.80                           7943.14
                                                                          11667.20                           8438.00
                                                                          12417.40                           9129.07
12/31/2001                                                                13002.20                           9678.64
                                                                          13228.50                           9608.96
                                                                          13527.40                           9368.73
3/31/2002                                                                 14477.10                          10102.30
                                                                          14872.30                          10059.90
                                                                          14597.10                           9674.58
6/30/2002                                                                 14131.50                           9057.34
                                                                          12872.40                           8060.13
                                                                          13077.00                           8139.92
9/30/2002                                                                 12165.60                           7520.48
                                                                          12237.40                           7791.96
                                                                          12781.90                           8407.53
12/31/2002                                                                12649.00                           8035.08
                                                                          12261.90                           7840.63
                                                                          11897.70                           7633.63
3/31/2003                                                                 11929.90                           7706.15
                                                                          13171.80                           8434.39
                                                                          14423.10                           9305.66
6/30/2003                                                                 14636.50                           9475.95
                                                                          15174.30                           9939.33
                                                                          15641.80                          10428.30
9/30/2003                                                                 15393.00                          10248.90
                                                                          16572.10                          11128.30
                                                                          17291.30                          11543.40
12/31/2003                                                                18076.30                          11793.70
                                                                          18647.50                          12199.40
                                                                          19190.20                          12415.30
3/31/2004                                                                 19359.00                          12502.30
                                                                          18067.80                          11858.40
                                                                          18405.70                          12101.50
6/30/2004                                                                 19158.40                          12528.70
                                                                          18145.00                          11813.30
                                                                          18342.70                          11796.70
9/30/2004                                                                 18982.90                          12222.60
                                                                          19318.90                          12478.10
                                                                          20775.50                          13374.00
12/31/2004                                                                21319.90                          13840.70
                                                                          20252.60                          13330.00
                                                                          20618.00                          13615.30
3/31/2005                                                                 20255.50                          13325.30
                                                                          19202.20                          12715.00
                                                                          20362.00                          13483.00
6/30/2005                                                                 21074.70                          13868.60

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CMS ENERGY     TESORO               UGI       CATELLUS              MASSEY
                          CORP.          PETROLEUM CORP.      CORP.     DEVELOPMENT CORP.     ENERGY CO.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $793,075       748,646            702,968    698,968               693,482

    ---------------------------------------------------------------------------------------------------------------
       % OF               0.90%          0.85                 0.79      0.79                  0.78
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           0.1%
    Airlines                                    1.0
    Auto Parts & Equipment                      3.2
    Banks (Regional)                            8.0
    Beverages (Non-Alcoholic)                   0.8
    Biotechnology                               1.1
    Broadcasting (Tv, Radio & Cable)            0.3
    Building Materials Group                    0.5
    Cellular/Wireless Telecommunications        0.4
    Chemicals (Diversified)                     0.3
    Chemicals (Specialty)                       3.1
    Communications Equipment                    1.6
    Computers & Business Equipment              0.1
    Computers (Hardware)                        0.5
    Computers (Networking)                      0.1
    Computers (Peripherals)                     1.6
    Computer Software/Services                  4.4
    Construction                                0.2
    Consumer (Jewelry/Novelties)                0.5
    Containers (Metals & Glass)                 0.8
    Containers/Packaging (Paper)                0.1
    Distributors (Food & Health)                0.5
    Electric Companies                          6.7
    Electrical Equipment                        1.3
    Electronics (Component Distribution)        0.3
    Electronics (Defense)                       0.2
    Electronics (Instrument)                    1.2
    Electronics (Semiconductors)                2.6
    Engineering & Construction                  0.3
    Equipment (Semiconductors)                  1.4
    Financial (Diversified)                    15.7
    Foods                                       0.3
    Footwear                                    0.9
    Gaming, Lottery, & Parimutuel               0.2
    Gas & Pipeline Utilities                    1.0
    Gold/Precious Metals Mining                 0.6
    Health Care (Drugs/Pharmaceuticals)         0.4
    Heatlh Care (Long Term Care)                1.0
    Health Care (Medical
      Products/Supplies)                        0.2
    Health Care (Special Services)              0.2
    Homebuilding                                0.3
    Household Furnishings & Appliances          0.8
    Housewares                                  0.3
    Insurance (Life/Health)                     1.5
    Insurance (Property/Casualty)               1.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Investment Banking/Brokerage                0.4%
    Investment Management                       0.1
    Leisure Time (Products)                     1.2
    Machinery (Diversified)                     1.2
    Manufacturing (Diversified)                 1.4
    Manufacturing (Specialized)                 1.3
    Metal Fabricators                           0.8
    Metals Mining                               1.0
    Natural Gas (Distribution/Pipe Line)        4.6
    Office Equipment & Supplies                 0.2
    Oil (International Integrated)              0.8
    Oil & Gas (Drilling & Equipment)            1.1
    Oil & Gas (Exploration/Products)            1.4
    Oil & Gas (Refining & Marketing)            0.2
    Paper & Forest Products                     0.3
    Personal Care                               0.3
    Publishing (Newspapers)                     0.1
    Railroads                                   0.8
    Real Estate Investment Trust                0.6
    Restaurants                                 0.6
    Retail (Department Stores)                  1.1
    Retail (Discounters)                        0.9
    Retail (Specialty)                          1.8
    Retail (Specialty Apparel)                  0.4
    Retail Stores (Drug Store)                  0.3
    Retail Stores (Food Chains)                 0.1
    Savings & Loan Companies                    0.9
    Services (Advertising/Marketing)            0.4
    Services (Commercial & Consumer)            1.6
    Services (Computer Systems)                 1.2
    Services (Data Processing)                  0.3
    Services (Employment)                       0.4
    Shipping                                    0.4
    Specialty Printing                          0.1
    Steel                                       1.4
    Telephone                                   0.3
    Textiles (Apparel)                          0.5
    Textiles (Home Furnishings)                 0.1
    Textiles (Specialty)                        0.1
    Tobacco                                     0.6
    Trucking                                    0.3
    Waste Management                            0.1
    Other Assets                                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ended June 30, 2005, the streetTRACKS Global Titans Index Fund (the "Fund"), and its Index returned 4.75% and 5.43%, respectively. After accounting for the annual expenses, the Global Titans ETF underperformed its benchmark by 12 basis points. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. Toward the end of 2004, stocks began to rally as the election was completed and energy prices fell significantly. That pickup could be seen in the 8% return for the Dow Jones Global Titans Index in the 4th quarter. During the first half of 2005, the index was down about 1% due to renewed concern over the economy, terrorism and the war in Iraq.

On the sector front, the biggest winner by far was Energy, with a return of 23.9% and a weight of over 18.3%. This sector's performance was primarily a result of the continuous increase in oil prices, due to fear that supply cannot meet demand and anxiety over the war in Iraq. The largest fall was taken by the Consumer Discretionary (-9.3%) due to a decline in auto sales and lower profits for companies like Toyota Motor Corp. and DaimlerChrysler. Information Technology followed close behind with a twelve month return of -9.0%. This decline was mainly due to large profit declines for Intel Corp., Cisco Systems, Inc. and International Business Machines Corp. Despite a slight improvement in the second half of 2004, Health Care was still down for the period, mainly due to continued concern over some of the larger pharmaceutical companies.

On an individual stock basis, some of the worst performing issues were Merck & Co., Inc.(-35.2%), Eli Lilly (-20.3%), Pfizer, Inc. (-19.5%), and Cisco
(-19.5%). Merck and Pfizer were negatively impacted by recent concerns over side effects of their top selling prescription drugs, Celebrex and Vioxx. Eli Lilly suffered from similar concerns regarding its antidepressant medication, Prozac.

The impact of these declining issues was offset slightly by the three better performing stocks which were ConocoPhillips (50.7%), Exxon Mobil Corp.(+29.4%), and Royal Dutch Petroleum (+25.6%), all three of which enjoyed the effect of rising oil prices.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05            4.75%        5.51%               5.43%                         5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.03%      -19.06%             -16.82%                       -20.92%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05             4.75%        5.51%              5.43%                        5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -4.35%       -4.35%             -3.80%                       -4.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES GLOBAL TITANS INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/2000                                                                 10000.00                          10000.00
9/30/2000                                                                  9982.00                           9969.00
                                                                          10110.80                           9854.36
                                                                           9346.39                           8908.34
12/31/2000                                                                 9147.32                           8882.15
                                                                           9502.23                           9209.01
                                                                           8601.42                           8231.93
3/31/2001                                                                  8106.84                           7628.53
                                                                           8814.80                           8248.73
                                                                           8701.97                           8270.18
6/30/2001                                                                  8446.14                           8038.62
                                                                           8300.86                           7943.73
                                                                           7798.66                           7402.75
9/30/2001                                                                  7377.53                           6847.26
                                                                           7550.90                           6957.50
                                                                           7939.78                           7491.84
12/31/2001                                                                 7966.77                           7507.57
                                                                           7673.59                           7361.17
                                                                           7514.75                           7192.60
3/31/2002                                                                  7787.54                           7447.22
                                                                           7211.26                           6924.42
                                                                           7201.88                           6885.65
6/30/2002                                                                  6764.73                           6353.39
                                                                           6265.49                           5924.53
                                                                           6263.61                           5960.67
9/30/2002                                                                  5547.06                           5289.50
                                                                           6168.33                           5777.72
                                                                           6510.67                           6096.07
12/31/2002                                                                 6105.70                           5722.99
                                                                           5904.22                           5571.34
                                                                           5765.47                           5487.77
3/31/2003                                                                  5821.97                           5541.55
                                                                           6319.75                           5995.40
                                                                           6588.34                           6280.78
6/30/2003                                                                  6682.55                           6374.99
                                                                           6725.52                           6472.53
                                                                           6725.79                           6531.43
9/30/2003                                                                  6812.48                           6499.46
                                                                           7048.88                           6838.74
                                                                           7153.90                           6888.66
12/31/2003                                                                 7628.92                           7263.40
                                                                           7729.63                           7390.51
                                                                           7803.83                           7471.81
3/31/2004                                                                  7604.05                           7341.05
                                                                           7569.83                           7247.82
                                                                           7624.34                           7336.24
6/30/2004                                                                  7716.59                           7466.09
                                                                           7540.65                           7221.21
                                                                           7590.42                           7259.48
9/30/2004                                                                  7590.42                           7308.84
                                                                           7683.02                           7406.78
                                                                           7928.88                           7688.98
12/31/2004                                                                 8185.78                           7953.48
                                                                           8009.70                           7764.19
                                                                           8288.12                           7913.26
3/31/2005                                                                  8082.57                           7779.53
                                                                           8038.12                           7662.06
                                                                           8136.18                           7895.75
6/30/2005                                                                  8081.67                           7883.90

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    ----------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          MICROSOFT     CITIGROUP,    BP
                          CORP.           ELECTRIC CO.     CORP.         INC.          PLC
    ----------------------------------------------------------------------------------------------------
       MARKET VALUE       $6,522,213      6,444,207        4,229,556     4,218,487   3,889,892

    ----------------------------------------------------------------------------------------------------
       % OF               6.10%           6.03             3.96          3.95          3.64
       NET ASSETS
    ----------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Automobiles                                 1.8%
    Banks (Money Center)                        6.0
    Banks (Regional)                            2.6
    Beverages (Non-Alcoholic)                   1.5
    Broadcasting (Tv, Radio & Cable)            6.0
    Cellular/Wireless Telecommunications        2.4
    Communications Equipment                    1.2
    Computers (Hardware)                        3.4
    Computers (Networking)                      2.1
    Computer Software/Services                  4.0
    Electrical Equipment                        1.0
    Electronics (Semiconductors)                3.8
    Entertainment                               2.1
    Financial (Diversified)                     7.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Foods                                       3.2%
    Health Care (Diversified)                   4.4
    Health Care (Drugs/Pharmaceuticals)        12.4
    Household Products (Non-Durable)            2.2
    Insurance (Life/Health)                     0.9
    Insurance (Multi-Line)                      2.2
    Investment Management                       1.3
    Oil (International Integrated)             18.4
    Retail (General Merchandising Chain)        2.1
    Telephone                                   4.8
    Tobacco                                     2.2
    Other Assets                                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the one year period ended June 30, 2005, the Fund returned 33.64% compared to the Dow Jones Wilshire REIT Index return of 34.22%. This marks the fifth consecutive year the REIT market outperformed the broader market returns. We believe that the continued improvement in real estate operating fundamentals, lower than anticipated inflation and interest rates, and an increase in the level of M&A activity in the real estate sector were the key drivers to the REIT market's strong showing during the year. Also contributing to the strong REIT market return has been investor's acceptance of REITs as a separate asset class given the sector's diversification benefits, attractive and safe dividend yield, and stable and competitive total returns vis-a-vis other assets.

During the year, Retail was the best performing sub-sector posting returns of approximately 44%. Operating fundamentals for the sector remain healthy as vacancy rates are at all-time lows, consumer spending continues to be strong and retailers continue to open more stores as new concepts are introduced to the market. The apartment sector, up 34% during the year, witnessed signs of improvement in selective markets as the economy continued its recovery. Job growth, one of the main drivers for apartment demand, improved during the year but not at the levels previously forecasted by economists. Certain markets, primarily high barrier to entry coastal markets (Northeast, Southern California and South Florida), have started to experience some pricing power. However, interest rates are at all-time lows increasing housing affordability and taking many would-be renters out of the market. Operating fundamentals for the office sub-sector, up 33% for the year, remained weak with vacancy rates in the 16% range. We believe that this sector, which has underperformed the REIT market over the past few years due to significant vacancy and negative job growth, was favored by investors during the year given the significant relative discount at which it had been trading. While job growth, which is the largest driver of office demand, has been somewhat sporadic, it has been substantial enough to generate net absorption in a few office markets (New York, Washington, D.C. and Southern California). We believe this slight improvement in operating fundamentals has been enough to initiate some sector rotation into office in anticipation of a market recovery. Although office fundamentals appear to have bottomed in 1Q04, we believe a substantial improvement in office earnings will be slow to come as rent roll-downs on leases signed at the peak of the market in 1999 and 2000 will continue to offset expected occupancy improvements. In terms of the hotel sector (up 32% for the year), we believe the sector is in the early to mid stages of what promises to be a very strong recovery for the industry. Occupancy levels, average daily rates and margins continued to improve throughout the year, particularly for upper-scale and luxury categories as demand from the business traveler, which is one of the biggest drivers of demand for the sector, continued to firm up.

Stocks with the largest positive individual contributions to return during the period were made up primarily of Retail, Office and Apartment names. Leaders included Simon Property Group, Inc. (up 46.2%), Vornado Realty Trust (46.1%), General Growth Properties, Inc. (43.6%), Boston Properties, Inc. (45.0%), and Archstone-Smith Trust (41.0%%). The biggest detractors to the Fund's performance came from Manufactured Homes including, Affordable Residential Communities (-12.8%), and Sun Communities, Inc. (5.3%).

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     DOW JONES WILSHIRE REIT     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05            33.64%       33.06%              34.22%                      10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   119.51%      119.71%             137.21%                      48.67%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     DOW JONES WILSHIRE REIT     DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05            33.64%       33.06%             34.22%                       10.69%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    20.72%       20.75%             22.54%                        9.96%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       WILSHIRE REIT INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
04/23/01                                                                  10000.00                           10000.00
                                                                          10259.10                           10548.40
                                                                          10504.60                           10827.40
6/30/2001                                                                 11121.60                           11049.50
                                                                          10898.10                           10678.40
                                                                          11325.30                           10288.90
9/30/2001                                                                 10848.50                            8926.93
                                                                          10461.20                            9483.07
                                                                          11086.80                           10259.70
12/31/2001                                                                11364.00                           10877.40
                                                                          11316.20                           10799.10
                                                                          11559.50                           10529.10
3/31/2002                                                                 12300.50                           11353.50
                                                                          12360.80                           11305.80
                                                                          12515.30                           10872.80
6/30/2002                                                                 12848.20                           10179.10
                                                                          12155.70                            9058.40
                                                                          12163.00                            9148.08
9/30/2002                                                                 11683.70                            8451.91
                                                                          11057.50                            8757.03
                                                                          11581.60                            9448.83
12/31/2002                                                                11733.30                            9030.25
                                                                          11391.90                            8811.72
                                                                          11595.80                            8579.09
3/31/2003                                                                 11871.80                            8660.59
                                                                          12324.10                            9479.01
                                                                          13016.70                           10458.20
6/30/2003                                                                 13286.20                           10649.60
                                                                          13985.00                           11170.30
                                                                          14097.20                           11719.90
9/30/2003                                                                 14580.50                           11519.20
                                                                          14789.00                           12507.50
                                                                          15436.70                           12974.00
12/31/2003                                                                15895.20                           13255.30
                                                                          16526.20                           13711.30
                                                                          16797.20                           13954.00
3/31/2004                                                                 17798.40                           14051.60
                                                                          15203.40                           13328.00
                                                                          16363.40                           13601.20
6/30/2004                                                                 16834.60                           14081.30
                                                                          16913.80                           13353.30
                                                                          18302.40                           13334.60
9/30/2004                                                                 18212.70                           13736.00
                                                                          19214.40                           14023.10
                                                                          20063.70                           15029.90
12/31/2004                                                                21092.90                           15554.50
                                                                          19242.70                           14980.50
                                                                          19842.70                           15301.10
3/31/2005                                                                 19566.80                           14975.20
                                                                          20713.50                           14289.30
                                                                          21388.70                           15152.40
6/30/2005                                                                 22496.70                           15585.80

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005.

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SIMON PROPERTY     EQUITY OFFICE        EQUITY          VORNADO          GENERAL GROWTH
                          GROUP, INC.        PROPERTIES TRUST     RESIDENTIAL     REALTY TRUST     PROPERTIES,
                                                                                                   INC.
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $44,854,637        37,676,373           28,880,614      26,500,885       25,687,372
    ------------------------------------------------------------------------------------------------------------------------
       % OF               6.80%              5.72                 4.38            4.02             3.90
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               99.5%
    Other Assets                                0.5
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
The streetTRACKS Morgan Stanley Technology Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2005 the Fund was down -4.25%, versus the Index return of -3.77% for the period. After accounting for annual expenses, the Morgan Stanley High Tech Fund outperformed its benchmark by 2 basis points. Despite a strong finish at the end of 2004 year end, the fund has experienced negative returns throughout most months in 2005. During the 3rd quarter 2004, stocks began a rally as the election was completed and energy prices fell significantly, resulting in 14% return for the Morgan Stanley High Tech Index in the 4th quarter. Since then, energy prices have risen a great deal once again and increased concerns over the economy, terrorism and the war in Iraq have lowered many stock returns.

Some of the largest contributors to negative performance over the last 12 months were Nortel Networks Corp., Avaya, Inc., Amazon.com, Inc. and Broadcom, Corp. with 12 month returns of -47.70%, -47.3%, -39.2% and -23.8% respectively. Nortel Networks Corp. suffered from quite a few accounting scandals over the past year which resulted in billions of dollars of restated revenues. In addition, they were forced to cut over 3,000 jobs and lost five board members. Although the stock was at about $60 per share during the tech bubble, it was down in the $2-$3 range in June. Avaya, Inc.'s stock price was negatively impacted by various pending lawsuits and a shortfall in earnings and revenues during 1st quarter 2005. Amazon has continued to feel the effects of increased competition, while Broadcom too has been battling with anti-trust lawsuits and patent infringement and unfair trade complaints between itself and Qualcomm, Inc.

Luckily, about half the stocks were able to enjoy positive performance, with Google, Inc. enjoying above and beyond gains. Google itself returned more than 240% during the year, contributing over 3.5% of positive tracking to the index. Although no other companies came close to that, we did see some less significant winners help offset the negative performance, such as Network Appliance, Inc. (31.3%), NVIDIA Corp (30.5%), EMC Corp. (20.3%) and Intuit, Inc. (16.9%).

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE         TECHNOLOGY INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05           -4.25%       -4.00%              -3.77%                         5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -50.49%      -50.45%             -49.61%                       -20.92%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE         TECHNOLOGY INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05            -4.25%       -4.00%              -3.77%                       5.59%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -13.76%      -13.74%             -13.44%                      -4.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       MORGAN STANLEY TECHNOLOGY INDEX FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
9/25/2000                                                                10000.00                           10000.00
9/30/2000                                                                 9725.00                            9969.00
                                                                          9484.79                            9854.36
                                                                          7242.59                            8908.34
12/31/2000                                                                6875.75                            8882.15
                                                                          8096.20                            9209.01
                                                                          6106.15                            8231.93
3/31/2001                                                                 5391.12                            7628.53
                                                                          6244.82                            8248.73
                                                                          5851.40                            8270.18
6/30/2001                                                                 5947.95                            8038.62
                                                                          5599.40                            7943.73
                                                                          4921.31                            7402.75
9/30/2001                                                                 3839.11                            6847.26
                                                                          4533.61                            6957.50
                                                                          5271.68                            7491.84
12/31/2001                                                                5203.15                            7507.57
                                                                          5161.52                            7361.17
                                                                          4339.29                            7192.60
3/31/2002                                                                 4663.00                            7447.22
                                                                          4091.32                            6924.42
                                                                          3956.31                            6885.65
6/30/2002                                                                 3404.40                            6353.39
                                                                          3072.47                            5924.53
                                                                          3002.11                            5960.67
9/30/2002                                                                 2443.72                            5289.50
                                                                          2979.38                            5777.72
                                                                          3499.58                            6096.07
12/31/2002                                                                2943.50                            5722.99
                                                                          2951.45                            5571.34
                                                                          2947.02                            5487.77
3/31/2003                                                                 2941.13                            5541.55
                                                                          3244.65                            5995.40
                                                                          3753.41                            6280.78
6/30/2003                                                                 3750.03                            6374.99
                                                                          3945.07                            6472.53
                                                                          4303.72                            6531.43
9/30/2003                                                                 4206.27                            6499.46
                                                                          4630.69                            6838.74
                                                                          4738.58                            6888.66
12/31/2003                                                                4857.04                            7263.40
                                                                          5140.21                            7390.51
                                                                          5054.37                            7471.81
3/31/2004                                                                 4968.44                            7341.05
                                                                          4652.95                            7247.82
                                                                          4836.74                            7336.24
6/30/2004                                                                 5028.27                            7466.09
                                                                          4468.13                            7221.21
                                                                          4301.91                            7259.48
9/30/2004                                                                 4544.97                            7308.84
                                                                          4674.05                            7406.78
                                                                          4964.30                            7688.98
12/31/2004                                                                5175.78                            7953.48
                                                                          4826.94                            7764.19
                                                                          4821.14                            7913.26
3/31/2005                                                                 4641.31                            7779.53
                                                                          4450.56                            7662.06
                                                                          4882.26                            7895.75
6/30/2005                                                                 4813.91                            7883.90

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GOOGLE,     TEXAS INSTRUMENTS,     INTEL      BROADCOM     HEWLETT-PACKARD
                          INC.        INC.                   CORP.      CORP.        CO.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE     $1,371,327   1,089,537             1,053,893    1,036,075    1,021,274

    -----------------------------------------------------------------------------------------------------------
       % OF               4.49%       3.57                   3.45       3.39         3.34
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Cellular/Wireless Telecommunications        3.2%
    Communications Equipment                    9.8
    Computers (Hardware)                       14.1
    Computers (Networking)                      5.5
    Computers (Peripherals)                     2.9
    Computer Software/Services                 31.9
    Electronics (Component Distribution)        2.8
    Electronics (Semiconductors)               16.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Equipment (Semiconductors)                  2.9%
    Retail (Specialty)                          2.4
    Services (Computer Systems)                 2.6
    Services (Data Processing)                  5.7
    Other Assets                                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STREETTRACKS TOTAL MARKET ETF
The streetTRACKS Total Market ETF (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire 5000 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in an optimized portfolio of stocks to track the Index.

On June 13, 2005, the Fund's previous index (the Fortune 500) was replaced with the Dow Jones Wilshire 5000 Index. The change in the underlying benchmark resulted in one-way turnover of approximately 28% to rebalance the fund to the new index. Most of the larger, well-known names in the Fortune index needed to be partially sold in order to fund the purchase of securities in the mid and small-cap portion of the market that the Dow Jones Wilshire index also covers.

For the twelve month period ending June 30, 2005, the Fund returned 7.55% as compared to the Fortune 500 / Dow Jones Wilshire 5000 blended index return of 7.86%. A quick resolve to the US presidential election and relief from surging energy prices encouraged stocks late in 2004 and led to indexes reaching 3 1/2 year highs by year end. After a lackluster first quarter but a slightly sunnier spring, the US equity markets consolidated in June. Crude oil futures topped the $60 mark for the first time, and investors hoping for an indication that the US Federal Reserve would end its steady rate-hiking campaign were disappointed. Still, bonds remained resilient, keeping equities attractive on a relative basis.

The Energy and Utilities sectors led the way over the last year surging ahead 40% and 34% respectively, with the two combining to contribute approximately half of the index's positive return for the year. Energy stocks are enjoying ample pricing power in this opportune time for the energy markets. Utilities are also benefiting from this, as well as from their income attraction. The Technology sector did not enjoy as strong year, being down approximately 4%. Slowing sales and weaker earnings growth held back the sector in 2005 after a decent second half of 2004.

At a security level, energy stocks such as Occidental Petroleum (+61%), ConocoPhillips (+53%), Exxon Mobil Corp. (+31%), and Chevron Corp (+22%) all benefited from their sector's strength. Other top contributors to the index were Apple Computer, Inc. (+126%, on the strength of their Ipod line), Johnson & Johnson (+18%, by adding medical devices to their portfolio), and General Electric Co. (+10%, with many of its business segments showing strong earnings growth). On the downside, health care stocks such as Biogen Idec, Inc. (-45%) and Merck & Co., Inc. (-31%) had a difficult time this past year with major drug recalls. Well-known technology companies such as Cisco Systems, Inc. (-19%), International Business Machines Corp. (-14%), and Intel Corp. (-4%) weighed down their sector as well.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN
                                        ----------------------------------------------------------------

                                         NET ASSET                FORTUNE 500    FORTUNE 500/DOW JONES
                                           VALUE     MARKET VALUE  INDEX (2)       WILSHIRE 5000 (3)
    ----------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05               7.55%        8.01%        8.17%              7.86%
    ----------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      -3.43%       -3.18%       -2.10%             -2.37%
    ----------------------------------------------------------------------------------------------------

    -----------------------------------  ------------------------------------
                                           CUMULATIVE TOTAL RETURN
                                         ----------------------------
                                           DOW JONES WILSHIRE 5000
                                         COMPOSITE INDEX (BROAD-BASED
                                              COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05                        7.97%
    -------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)               -4.63%
    ----------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2005.

   (2) For the period stated through June 13, 2005, the last date Fortune, Inc. published the Fortune 500 Index.

   (3) A blended index return comprised of the Fortune 500 Index return from 6/30/04 through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/13/05 through 6/30/05.

    ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN
                                        ----------------------------------------------------------------

                                         NET ASSET                FORTUNE 500    FORTUNE 500/DOW JONES
                                           VALUE     MARKET VALUE  INDEX (2)       WILSHIRE 5000 (3)
    ----------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05               7.55%        8.01%        8.17%              7.86%
    ----------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      -0.74%       -0.68%       -0.45%             -0.50%
    ----------------------------------------------------------------------------------------------------

    -----------------------------------  ----------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                                         ----------------------------
                                           DOW JONES WILSHIRE 5000
                                         COMPOSITE INDEX (BROAD-BASED
                                              COMPARATIVE INDEX)
    ----------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05                        7.97%
    ----------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)               -0.84%
    ----------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2005.

   (2) For the period stated through June 13, 2005, the last date Fortune, Inc. published the Fortune 500 Index.

   (3) A blended index return comprised of the Fortune 500 Index return from 6/30/04 through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/13/05 through 6/30/05.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       TOTAL MARKET ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                         DOW JONES WILSHIRE 5000
                                                                                                           INDEX (BROAD-BASED
                                                    TOTAL MARKET ETF              S&P 500 INDEX            COMPARATIVE INDEX)
                                                    ----------------              -------------          -----------------------
10/04/00                                                10000.00                    10000.00                    10000.00
                                                        10061.00                     9971.31                     9898.00
                                                         9407.04                     9185.17                     8909.19
12/31/2000                                               9467.24                     9230.18                     9065.10
                                                         9761.67                     9557.85                     9412.29
                                                         9017.83                     8686.17                     8525.66
3/31/2001                                                8515.54                     8135.47                     7951.88
                                                         9116.84                     8767.60                     8606.32
                                                         9187.95                     8826.34                     8692.38
6/30/2001                                                8978.46                     8611.86                     8546.35
                                                         8929.08                     8527.46                     8405.34
                                                         8379.05                     7993.64                     7896.81
9/30/2001                                                7763.19                     7347.76                     7187.68
                                                         7857.12                     7488.10                     7370.25
                                                         8441.69                     8062.44                     7934.07
12/31/2001                                               8498.25                     8133.39                     8076.88
                                                         8412.42                     8014.64                     7976.73
                                                         8280.35                     7859.96                     7812.41
3/31/2002                                                8561.88                     8155.49                     8154.59
                                                         8077.28                     7661.27                     7756.65
                                                         8017.50                     7604.58                     7665.12
6/30/2002                                                7479.53                     7063.13                     7126.26
                                                         6940.26                     6512.91                     6551.17
                                                         6982.59                     6555.90                     6589.82
9/30/2002                                                6227.77                     5843.27                     5928.87
                                                         6747.17                     6357.48                     6382.42
                                                         7096.67                     6731.93                     6767.28
12/31/2002                                               6696.42                     6336.77                     6392.38
                                                         6507.58                     6170.75                     6231.29
                                                         6393.05                     6078.19                     6125.98
3/31/2003                                                6466.57                     6137.14                     6195.20
                                                         6992.30                     6642.84                     6703.21
                                                         7318.14                     6992.92                     7112.78
6/30/2003                                                7422.06                     7082.43                     7218.04
                                                         7555.28                     7207.08                     7392.00
                                                         7669.97                     7347.62                     7569.41
9/30/2003                                                7592.74                     7267.74                     7485.39
                                                         8009.58                     7679.09                     7942.74
                                                         8061.64                     7746.67                     8053.94
12/31/2003                                               8478.43                     8152.59                     8415.56
                                                         8602.21                     8302.60                     8603.23
                                                         8726.94                     8418.00                     8728.84
3/31/2004                                                8592.55                     8290.89                     8635.44
                                                         8473.11                     8160.73                     8451.51
                                                         8552.76                     8272.53                     8568.14
6/30/2004                                                8705.85                     8433.01                     8746.35
                                                         8448.16                     8153.88                     8412.24
                                                         8493.78                     8186.50                     8440.00
9/30/2004                                                8560.03                     8274.91                     8590.24
                                                         8670.46                     8401.52                     8729.40
                                                         9018.14                     8741.78                     9136.19
12/31/2004                                               9327.46                     9039.00                     9466.00
                                                         9147.35                     8818.45                     9217.05
                                                         9363.14                     9003.64                     9419.82
3/31/2005                                                9204.15                     8844.27                     9255.92
                                                         9043.08                     8676.23                     9051.36
                                                         9312.56                     8952.13                     9394.41
6/30/2005                                                9363.78                     8964.67                     9470.50

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          MICROSOFT     CITIGROUP,     PFIZER
                          CORP.           ELECTRIC CO.     CORP.         INC.           INC.
    -----------------------------------------------------------------------------------------------------
      MARKET VALUE        $2,849,765      2,824,703        1,881,481     1,817,671    1,643,851

    -----------------------------------------------------------------------------------------------------
       % OF               2.67%           2.65             1.77          1.71           1.54
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           1.2%
    Agriculture                                 0.1
    Airlines                                    0.2
    Aluminum                                    0.2
    Automobiles                                 0.4
    Auto Parts & Equipment                      0.3
    Banks (Major Regional)                      4.7
    Banks (Money Center)                        2.3
    Banks (Regional)                            0.2
    Beverages (Alcoholic)                       1.5
    Beverages (Non-Alcoholic)                   0.9
    Biotechnology                               2.0
    Broadcasting (Tv, Radio & Cable)            3.7
    Building Materials Group                    0.3
    Cellular/Wireless Telecommunications        1.1
    Chemicals                                   1.1
    Chemicals (Diversified)                     0.3
    Communications Equipment                    1.2
    Computers (Hardware)                        2.5
    Computers (Networking)                      0.9
    Computers (Peripherals)                     0.7
    Computer Software/Services                  4.5
    Consumer Finance                            0.6
    Containers (Metals & Glass)                 0.1
    Containers/Packaging (Paper)                0.2
    Distributors (Food & Health)                0.6
    Electric Companies                          3.1
    Electrical Equipment                        0.3
    Electronics (Component Distribution)        0.2
    Electronics (Defense)                       0.1
    Electronics (Instrument)                    0.6
    Electronics (Semiconductors)                2.6
    Engineering & Construction                  0.1
    Entertainment                               1.3
    Equipment (Semiconductors)                  0.4
    Financial (Diversified)                     6.0
    Foods                                       1.9
    Footwear                                    0.1
    Gaming, Lottery, & Parimutuel               0.2
    Hardware & Tools                            0.1
    Health Care (Diversified)                   2.5
    Health Care (Drugs/Pharmaceuticals)         3.8
    Health Care (Hospital Management)           0.3
    Health Care (Managed Care)                  1.3
    Health Care (Medical
      Products/Supplies)                        1.8
    Health Care (Special Services)              0.3
    Homebuilding                                0.5
    Household Furnishings & Appliances          0.6
    Household Products (Non-Durable)            1.5
    Housewares                                  0.2
    Insurance Brokers                           0.2
    Insurance (Life/Health)                     2.5
    Insurance (Multi-Line)                      1.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Property/Casualty)               1.0%
    Investment Banking/Brokerage                1.1
    Leisure Time (Products)                     0.2
    Lodging (Hotels)                            1.1
    Machinery (Diversified)                     0.5
    Manufacturing (Diversified)                 1.8
    Manufacturing (Specialized)                 0.1
    Metals Mining                               0.6
    Natural Gas (Distribution/Pipe Line)        0.5
    Office Equipment & Supplies                 0.1
    Oil (Domestic Integrated)                   0.7
    Oil (International Integrated)              4.0
    Oil & Gas (Drilling & Equipment)            0.3
    Oil & Gas (Exploration/Products)            1.6
    Oil & Gas (Refining & Marketing)            0.4
    Paper & Forest Products                     0.4
    Personal Care                               0.5
    Photography/Imaging                         0.2
    Power Producers (Independent)               0.1
    Publishing                                  1.1
    Publishing (Newspapers)                     0.3
    Railroads                                   0.6
    Real Estate Investment Trust                1.8
    Restaurants                                 0.6
    Retail (Building Supplies)                  0.9
    Retail (Computers & Electronics)            0.2
    Retail (Department Stores)                  0.5
    Retail (Discounters)                        0.2
    Retail (General Merchandising Chain)        1.7
    Retail (Specialty)                          1.2
    Retail (Specialty Apparel)                  0.3
    Retail Stores (Drug Store)                  0.7
    Retail Stores (Food Chains)                 0.3
    Savings & Loan Companies                    0.4
    Services (Advertising/Marketing)            0.2
    Services (Commercial & Consumer)            2.1
    Services (Computer Systems)                 0.2
    Services (Data Processing)                  0.4
    Services (Employment)                       0.1
    Services (Environmental)                    0.1
    Specialty Printing                          0.1
    Steel                                       0.1
    Telephone                                   2.0
    Telephone (Long Distance)                   0.2
    Textiles (Apparel)                          0.3
    Tobacco                                     1.1
    Trucking                                    0.5
    Trucks & Parts                              0.2
    Waste Management                            0.1
    Water Utilities                             0.1
    Other Assets                                0.4
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SPDR O-STRIP ETF
The SPDR O-Strip ETF (the "Fund") seeks to replicate the total return of the S&P 500 O-Strip Index (the "Index"), an index comprised of S&P 500 Index constituents that are listed on the NASDAQ. To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks designed to closely replicate the Index.

The Fund's initial seeding date was September 9, 2004. The Fund was officially listed on the American Stock Exchange on September 15, 2004. The performance for the Fund since inception was 6.77% versus the Index return of 7.07%. Throughout the fall, stocks rallied due to the completed presidential election and a significant decrease in energy prices, with the O-Strip Index picking up nearly 14% in the 4th quarter alone. However, equity markets stumbled in the first quarter of 2005, driven by new record highs in crude oil futures, a sharply reduced profit outlook in the marketplace, and a fresh sense of inflation concern from the US Federal Open Market Committee. Each factor took a negative toll on investor risk appetites. This is evidenced by the O-Strip's near -9% 1Q-2005 return. The second quarter saw a continued tightening by the Federal Reserve, as rates continued to adjust upwards -- lifting the target funds rate to 3.25% by the end of June. Crude oil also continued to rise, topping $60 per barrel. However, bonds remained resilient, keeping equities attractive on a relative basis.

Of the eight economic sectors that currently comprise the O-Strip Index, Information Technology and Telecommunication Services had the greatest contributions to return. This is in large part due to the nature of the Fund, in that it follows the heavily tech-laden NASDAQ. In general, many of the more speculative companies in the Technology sector rallied, as the market rebounded on encouraging earnings reports. While declining oil prices benefited consumers by bringing down expensive fuel costs in the fall, this trend reversed itself during the winter and spring seasons. As the price of oil soured the markets in the first quarter of 2005, encouraging manufacturing and inflation data helped to put the index back in the black during the second quarter of 2005.

Apple Computer, Inc. (+106.22%), Nvidia U.C. Corp. (+97.20%) and Sears Holdings Corp (+38.17%) were the top performers for the period. Apple had sales of had its extremely popular iPod and iTunes to thank for its success, while Nvidia U.C. Corp. bagged a contract to produce its state of the art 3-D graphics microchips for the latest version of Sony's PlayStation. In late March, Sears and Kmart teamed forces to create Sears Holdings Corp. -- the third largest retailer in U.S. -- with total annual revenue of about $55 billion. Also of interest, Microsoft Corp. paid a special one-time $3 per share dividend to shareholders in December. The value of the dividend constituted 2% of the Fund's NAV.

On the opposite end of the spectrum were JDS Uniphase Corp (-53.52%), Biogen Idec, Inc. (-43.86%) and Biomet, Inc. (-27.32%). JDS Uniphase had declining orders of its optical telecom components to blame for its woes. Biogen got walloped at the tail end of February when it announced it would recall its multiple sclerosis drug, Tysabri, after it was linked to one patient's death and another patient's development of a fatal central nervous system disease. Biomet suffered from its inability to meet analysts' earnings projections, despite strong sales of its musculoskeletal medical products. Stocks within the Healthcare sector suffered in general with safety concerns regarding some of the top-selling prescription drugs on the market and looming expiration dates of patents.

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET                                       S&P 500 INDEX
                                         VALUE        VALUE      SPDR O-STRIP ETF INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05              N/A          N/A                 N/A                        6.32%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    5.35%        6.20%               5.68%                        7.85%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to June 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET                                       S&P 500 INDEX
                                         VALUE        VALUE      SPDR O-STRIP ETF INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/05               N/A          N/A                N/A                        6.32%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     5.35%        6.20%              5.68%                        7.85%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to June 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       SPDR O-STRIP ETF FUND (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                      SPDR O-STRIP ETF                  COMPARATIVE INDEX)
                                                                      ----------------              --------------------------
9/9/2004                                                                  10000.00                           10000.00
9/30/04                                                                   10080.00                            9975.00
                                                                          10556.80                           10127.60
                                                                          11102.60                           10537.80
12/31/2004                                                                11459.00                           10896.10
                                                                          10845.90                           10630.20
                                                                          10730.90                           10853.40
3/31/2005                                                                 10449.80                           10661.30
                                                                          10167.60                           10458.80
                                                                          10995.30                           10791.40
6/30/2005                                                                 10673.10                           10806.50

   TOP FIVE HOLDINGS AS OF JUNE 30, 2005

    ----------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     INTEL      CISCO SYSTEMS,     DELL,      AMGEN,
                          CORP.         CORP.      INC.               INC.       INC.
    ----------------------------------------------------------------------------------------------
      MARKET VALUE      $11,135,871  7,178,019   5,449,790          4,268,621   3,340,294

    ----------------------------------------------------------------------------------------------
       % OF               15.95%        10.28      7.81               6.11        4.79
       NET ASSETS
    ----------------------------------------------------------------------------------------------

                        [streetTRACKS (R) annual report LOGO]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   INDUSTRY BREAKDOWN AS OF JUNE 30, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Banks (Major Regional)                      2.7%
    Banks (Regional)                            0.4
    Biotechnology                               5.8
    Broadcasting (Tv, Radio & Cable)            4.3
    Cellular/Wireless Telecommunications        2.5
    Communications Equipment                    4.3
    Computers & Business Equipment              0.6
    Computers (Hardware)                        8.9
    Computers (Networking)                      8.5
    Computer Software/Services                 31.0
    Electrical Equipment                        0.3
    Electronics (Component Distribution)        0.2
    Electronics (Semiconductors)               14.6
    Equipment (Semiconductors)                  1.7
    Financial (Diversified)                     0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Health Care (Drugs/Pharmaceuticals)         2.0%
    Health Care (Managed Care)                  0.5
    Health Care (Medical
      Products/Supplies)                        1.5
    Insurance (Multi-Line)                      0.4
    Insurance (Property/Casualty)               0.4
    Investment Management                       0.5
    Restaurants                                 1.3
    Retail (General Merchandising Chain)        1.4
    Retail (Specialty)                          2.8
    Services (Advertising/Marketing)            0.2
    Services (Commercial & Consumer)            1.2
    Services (Data Processing)                  0.7
    Trucks & Parts                              0.8
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.0%
General Dynamics Corp. ...............      3,444  $   377,256
Lockheed Martin Corp. ................      7,226      468,750
                                                   -----------
                                                       846,006
                                                   -----------
AUTOMOBILES -- 0.4%
Harley-Davidson, Inc. ................      5,962      295,715
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 0.9%
Anheuser-Busch Cos., Inc. ............     15,778      721,844
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 4.6%
PepsiCo, Inc. ........................     34,317    1,850,716
The Coca-Cola Co. ....................     45,266    1,889,855
                                                   -----------
                                                     3,740,571
                                                   -----------
BIOTECHNOLOGY -- 2.3%
Amgen, Inc. (a).......................     25,851    1,562,952
Boston Scientific Corp. (a)...........     12,194      329,238
                                                   -----------
                                                     1,892,190
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.0%
Clear Channel Communications, Inc. ...     10,256      317,218
Comcast Corp. (Class A) (a)...........     25,588      785,552
Comcast Corp. (Class A) Special (a)...     17,113      512,534
News Corp. (Class A)..................     40,268      651,536
News Corp. (Class B)..................     11,325      190,940
                                                   -----------
                                                     2,457,780
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
QUALCOMM, Inc. .......................     33,480    1,105,175
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
KLA-Tencor Corp. .....................      4,000      174,800
                                                   -----------
COMPUTERS (HARDWARE) -- 6.4%
Apple Computer, Inc. (a)..............     16,679      613,954
Dell, Inc. (a)........................     44,527    1,759,262
International Business Machines
  Corp. ..............................     33,943    2,518,571
Juniper Networks, Inc. (a)............     11,092      279,296
                                                   -----------
                                                     5,171,083
                                                   -----------
COMPUTERS (NETWORKING) -- 3.7%
Accenture Ltd. Bermuda (a)............      9,216      208,927
Cisco Systems, Inc. (a)...............    134,062    2,561,925
Network Appliance, Inc. (a)...........      7,310      206,653
                                                   -----------
                                                     2,977,505
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.2%
Lexmark International, Inc. (a).......      2,630      170,503
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 10.5%
Adobe Systems, Inc. ..................      9,776      279,789
eBay, Inc. (a)........................     20,167      665,712
Electronic Arts, Inc. (a).............      6,143      347,755
Google, Inc. (a)......................      2,367      696,253
Intuit, Inc. (a)......................      3,561      160,637
Microsoft Corp. ......................    197,025    4,894,101
Symantec Corp. (a)....................     14,597      317,339
VERITAS Software Corp. (a)............      8,902      217,209
Yahoo!, Inc. (a)......................     26,477      917,428
                                                   -----------
                                                     8,496,223
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
CONSUMER FINANCE -- 0.8%
Moody's Corp. ........................      5,144  $   231,275
SLM Corp. ............................      8,604      437,083
                                                   -----------
                                                       668,358
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.4%
Cardinal Health, Inc. ................      8,825      508,144
Sysco Corp. ..........................     12,978      469,674
Wm. Wrigley Jr., Co. .................      2,792      192,201
                                                   -----------
                                                     1,170,019
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.7%
Emerson Electric Co. .................      8,554      535,737
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 5.3%
Analog Devices, Inc. .................      7,649      285,384
Intel Corp. ..........................    128,759    3,355,460
Linear Technology Corp. ..............      6,344      232,761
Maxim Integrated Products, Inc. ......      6,698      255,931
Xilinx, Inc. .........................      7,127      181,738
                                                   -----------
                                                     4,311,274
                                                   -----------
ENTERTAINMENT -- 1.2%
Viacom, Inc. (Class A)................        821       26,453
Viacom, Inc. (Class B)................     28,323      906,902
                                                   -----------
                                                       933,355
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.8%
American Express Co. .................     22,490    1,197,143
Franklin Resources, Inc. .............      2,886      222,164
                                                   -----------
                                                     1,419,307
                                                   -----------
FOODS -- 0.3%
The Hershey Co. ......................      3,500      217,350
                                                   -----------
FOOTWEAR -- 0.4%
NIKE, Inc. (Class B)..................      3,562      308,469
                                                   -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
International Game Technology.........      7,147      201,188
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 4.9%
Johnson & Johnson, Inc. ..............     60,428    3,927,820
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.9%
Alcon, Inc. ..........................      1,566      171,242
Allergan, Inc. .......................      2,650      225,886
Biogen Idec, Inc. (a).................      6,945      239,255
Eli Lilly & Co. ......................     19,640    1,094,144
Forest Laboratories, Inc. (a).........      7,112      276,301
Genentech, Inc. (a)...................      9,402      754,793
Gilead Sciences, Inc. (a).............      8,812      387,640
                                                   -----------
                                                     3,149,261
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 2.1%
St. Jude Medical, Inc. (a)............      7,313      318,920
UnitedHealth Group, Inc. .............     25,816    1,346,046
                                                   -----------
                                                     1,664,966
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.8%
Becton Dickinson & Co. ...............      4,869  $   255,477
Biomet, Inc. .........................      4,769      165,198
Genzyme Corp. (a).....................      5,134      308,502
Guidant Corp. ........................      6,468      435,296
Medtronic, Inc. ......................     24,652    1,276,727
Stryker Corp. ........................      5,704      271,282
Zimmer Holdings, Inc. (a).............      4,959      377,727
                                                   -----------
                                                     3,090,209
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.2%
Colgate-Palmolive Co. ................     10,674      532,739
The Clorox Co. .......................      3,125      174,125
The Procter & Gamble Co. .............     51,376    2,710,084
                                                   -----------
                                                     3,416,948
                                                   -----------
HOUSEWARES -- 0.3%
Fortune Brands, Inc. .................      2,958      262,670
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 2.2%
Aetna, Inc. ..........................      5,980      495,264
AFLAC, Inc. ..........................     10,271      444,529
WellPoint, Inc. (a)...................     12,496      870,221
                                                   -----------
                                                     1,810,014
                                                   -----------
INSURANCE (MULTI-LINE) -- 3.3%
American International Group, Inc. ...     46,623    2,708,796
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. ................      3,534      349,195
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.6%
Carnival Corp. .......................      8,725      475,949
                                                   -----------
LODGING (HOTELS) -- 0.6%
Marriott International, Inc. (Class
  A)..................................      3,708      252,960
Starwood Hotels & Resorts Worldwide,
  Inc. ...............................      4,422      258,996
                                                   -----------
                                                       511,956
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 3.4%
3M Co. ...............................     14,514    1,049,362
Danaher Corp. ........................      5,229      273,686
Illinois Tool Works, Inc. ............      5,112      407,324
United Technologies Corp. ............     19,258      988,899
                                                   -----------
                                                     2,719,271
                                                   -----------
METALS MINING -- 0.4%
Newmont Mining Corp. .................      8,317      324,613
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 1.1%
Schlumberger Ltd. ....................     12,001      911,356
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.8%
Baker Hughes, Inc. ...................      6,868      351,367
Halliburton Co. ......................     10,294      492,259
Transocean, Inc. (a)..................      6,588      355,554
XTO Energy, Inc. .....................      7,000      237,930
                                                   -----------
                                                     1,437,110
                                                   -----------
PERSONAL CARE -- 1.6%
Avon Products, Inc. ..................      9,691      366,804
The Gillette Co. .....................     18,434      933,314
                                                   -----------
                                                     1,300,118
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
PUBLISHING -- 0.4%
The McGraw-Hill Cos., Inc. ...........      7,562  $   334,619
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 0.4%
Simon Property Group, Inc. ...........      4,529      328,307
                                                   -----------
RESTAURANTS -- 0.9%
Starbucks Corp. (a)...................      8,140      420,512
Yum! Brands, Inc. ....................      6,008      312,897
                                                   -----------
                                                       733,409
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 3.2%
Lowe's Cos., Inc. ....................     14,286      831,731
The Home Depot, Inc. .................     44,718    1,739,530
                                                   -----------
                                                     2,571,261
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.5%
Best Buy Co., Inc. ...................      5,387      369,279
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a)......................      6,244      349,102
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.5%
Costco Wholesale Corp. ...............      9,470      424,445
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.7%
Sears Holdings Corp. (a)..............      2,054      307,833
Target Corp. .........................     16,320      887,971
Wal-Mart Stores, Inc. ................     53,293    2,568,723
                                                   -----------
                                                     3,764,527
                                                   -----------
RETAIL (SPECIALTY) -- 1.0%
Amazon.com, Inc. (a)..................      6,024      199,274
Bed Bath & Beyond, Inc. (a)...........      6,135      256,320
Staples, Inc. ........................     15,050      320,866
                                                   -----------
                                                       776,460
                                                   -----------
RETAIL STORES (DRUG STORE) -- 1.7%
Caremark Rx, Inc. (a).................      9,293      413,724
Walgreen Co. .........................     20,836      958,248
                                                   -----------
                                                     1,371,972
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.5%
Golden West Financial Corp. ..........      6,281      404,371
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. ..................      3,780      301,871
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
Apollo Group, Inc. (a)................      3,051      238,649
InterActiveCorp (a)...................     10,301      247,739
                                                   -----------
                                                       486,388
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.7%
Automatic Data Processing, Inc. ......     11,828      496,421
First Data Corp. .....................     15,995      642,040
Paychex, Inc. ........................      6,919      225,144
                                                   -----------
                                                     1,363,605
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
TRUCKING -- 1.6%
FedEx Corp. ..........................      5,746  $   465,483
United Parcel Service, Inc. (Class
  B)..................................     12,541      867,336
                                                   -----------
                                                     1,332,819
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $78,402,083)........................              80,787,139
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $171,571)................    171,571      171,571
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $78,573,654)........................              80,958,710
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                  22,477
                                                   -----------
NET ASSETS -- 100.0%..................             $80,981,187
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.4%
Northrop Grumman Corp. ...............      9,505   $   525,151
                                                    -----------
ALUMINUM -- 0.5%
Alcoa, Inc. ..........................     24,712       645,725
                                                    -----------
AUTOMOBILES -- 0.7%
Ford Motor Co. .......................     50,432       516,424
General Motors Corp. .................     12,026       408,884
                                                    -----------
                                                        925,308
                                                    -----------
BANKS (MAJOR REGIONAL) -- 6.3%
BB&T Corp. ...........................     15,538       621,054
Comerica, Inc. .......................      4,890       282,642
KeyCorp...............................     11,679       387,159
Mellon Financial Corp. ...............     12,138       348,239
National City Corp. ..................     15,917       543,088
PNC Financial Services Group..........      8,131       442,814
SunTrust Banks, Inc. .................     10,322       745,661
The Bank of New York Co., Inc. .......     22,038       634,254
U.S. Bancorp..........................     53,080     1,549,936
Wells Fargo & Co. ....................     48,102     2,962,121
                                                    -----------
                                                      8,516,968
                                                    -----------
BANKS (MONEY CENTER) -- 5.5%
Bank of America Corp. ................    114,829     5,237,350
Wachovia Corp. .......................     45,138     2,238,845
                                                    -----------
                                                      7,476,195
                                                    -----------
BANKS (REGIONAL) -- 0.3%
North Fork Bancorp, Inc. .............     12,505       351,265
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.1%
Coca-Cola Enterprises, Inc. ..........      7,110       156,491
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 7.7%
General Electric Co. .................    300,636    10,417,037
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ..........................     12,388       393,443
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.9%
Motorola, Inc. .......................     69,652     1,271,846
                                                    -----------
CHEMICALS -- 1.8%
E. I. du Pont de Nemours & Co. .......     28,209     1,213,269
The Dow Chemical Co. .................     27,126     1,207,921
                                                    -----------
                                                      2,421,190
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
PPG Industries, Inc. .................      4,967       311,729
                                                    -----------
COMPUTERS (HARDWARE) -- 1.4%
Hewlett-Packard Co. ..................     82,622     1,942,443
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.3%
Computer Associates International,
  Inc. ...............................     13,422       368,837
                                                    -----------
CONSUMER FINANCE -- 0.6%
MBNA Corp. ...........................     32,090       839,474
                                                    -----------
ELECTRIC COMPANIES -- 5.3%
AES Corp. ............................     18,350       300,573
American Electric Power Co., Inc. ....     11,346       418,327
Dominion Resources, Inc. .............      9,667       709,461
Duke Energy Corp. ....................     25,158       747,947
Edison International..................      8,454       342,810

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Entergy Corp. ........................      5,969   $   450,958
Exelon Corp. .........................     18,863       968,238
FirstEnergy Corp. ....................      9,338       449,251
FPL Group, Inc. ......................     10,190       428,591
PG&E Corp. ...........................     10,502       394,245
Progress Energy, Inc. ................      7,135       322,787
Public Service Enterprise Group,
  Inc. ...............................      6,712       408,224
The Southern Co. .....................     21,061       730,185
TXU Corp. ............................      6,430       534,269
                                                    -----------
                                                      7,205,866
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.5%
Corning, Inc. (a).....................     40,073       666,013
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. .........................     12,991       508,208
                                                    -----------
ENTERTAINMENT -- 1.6%
Time Warner, Inc. (a).................    125,291     2,093,613
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 12.2%
Citigroup, Inc. ......................    147,596     6,823,363
Countrywide Financial Corp. ..........     15,970       616,602
Equity Office Properties Trust........     11,537       381,875
Fannie Mae............................     27,503     1,606,175
Freddie Mac...........................     19,637     1,280,921
J.P. Morgan Chase & Co. ..............    101,266     3,576,715
Morgan Stanley........................     28,232     1,481,333
Regions Financial Corp. ..............     13,276       449,791
The Bear Stearns Cos., Inc. ..........      3,108       323,046
                                                    -----------
                                                     16,539,821
                                                    -----------
FOODS -- 1.8%
Archer-Daniels-Midland Co. ...........     16,991       363,268
Campbell Soup Co. ....................      7,315       225,082
ConAgra Foods, Inc. ..................     15,120       350,179
General Mills, Inc. ..................     10,075       471,409
H.J. Heinz Co. .......................      9,918       351,296
Kraft Foods, Inc. ....................      7,460       237,303
Sara Lee Corp. .......................     22,709       449,865
                                                    -----------
                                                      2,448,402
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.1%
Abbott Laboratories...................     44,242     2,168,301
Baxter International, Inc. ...........     17,703       656,781
Bristol-Myers Squibb Co. .............     55,532     1,387,189
                                                    -----------
                                                      4,212,271
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 7.0%
Merck & Co., Inc. ....................     63,068     1,942,494
Pfizer, Inc. .........................    214,122     5,905,485
Wyeth.................................     37,941     1,688,375
                                                    -----------
                                                      9,536,354
                                                    -----------
INSURANCE BROKERS -- 0.3%
Marsh & McLennan Cos., Inc. ..........     14,828       410,736
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.0%
CIGNA Corp. ..........................      3,778       404,360
MetLife, Inc. ........................     11,645       523,326
The Principal Financial Group,
  Inc. ...............................      8,328       348,943
                                                    -----------
                                                      1,276,629
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE (MULTI-LINE) -- 1.4%
Loews Corp. ..........................      3,543   $   274,582
Prudential Financial, Inc. ...........     14,807       972,228
The Hartford Financial Services Group,
  Inc. ...............................      8,417       629,423
                                                    -----------
                                                      1,876,233
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 2.2%
ACE Ltd. .............................      8,015       359,473
The Allstate Corp. ...................     19,119     1,142,360
The Chubb Corp. ......................      5,500       470,855
The St. Paul Travelers Cos., Inc. ....     18,987       750,556
XL Capital Ltd. (Class A).............      3,913       291,206
                                                    -----------
                                                      3,014,450
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 2.7%
Lehman Brothers Holdings, Inc. .......      7,867       781,036
Merrill Lynch & Co., Inc. ............     24,287     1,336,028
The Charles Schwab Corp. .............     31,875       359,550
The Goldman Sachs Group, Inc. ........     11,756     1,199,347
                                                    -----------
                                                      3,675,961
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.2%
Mattel, Inc. .........................     11,858       217,001
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.3%
Honeywell International, Inc. ........     22,143       811,098
Ingersoll-Rand Co. Ltd. (Class A).....      5,059       360,960
Johnson Controls, Inc. ...............      5,466       307,900
Tyco International Ltd. ..............     57,222     1,670,882
                                                    -----------
                                                      3,150,840
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc. ...................      6,673       290,609
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 1.5%
Apache Corp. .........................      9,391       606,658
Marathon Oil Corp. ...................     10,376       553,767
Occidental Petroleum Corp. ...........     11,276       867,463
                                                    -----------
                                                      2,027,888
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 11.7%
ChevronTexaco Corp. ..................     57,092     3,192,585
ConocoPhillips........................     36,062     2,073,204
Exxon Mobil Corp. ....................    183,459    10,543,389
                                                    -----------
                                                     15,809,178
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.8%
Anadarko Petroleum Corp. .............      6,382       524,281
Burlington Resources, Inc. ...........     11,009       608,137
Devon Energy Corp. ...................     12,640       640,595
Kerr-McGee Corp. .....................      2,998       228,778
Unocal Corp. .........................      7,593       493,925
                                                    -----------
                                                      2,495,716
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Valero Energy Corp. ..................      7,339       580,588
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. ..............     13,920       420,523
Weyerhaeuser Co. .....................      6,837       435,175
                                                    -----------
                                                        855,698
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
PHOTOGRAPHY/IMAGING -- 0.4%
Eastman Kodak Co. ....................      8,182   $   219,687
Xerox Corp. ..........................     27,323       376,784
                                                    -----------
                                                        596,471
                                                    -----------
RAILROADS -- 1.0%
Burlington Northern Santa Fe Corp. ...     10,686       503,097
Norfolk Southern Corp. ...............     11,512       356,411
Union Pacific Corp. ..................      7,371       477,641
                                                    -----------
                                                      1,337,149
                                                    -----------
RESTAURANTS -- 0.7%
McDonald's Corp. .....................     35,750       992,062
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.2%
Limited Brands........................      9,784       209,573
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.5%
May Department Stores Co. ............      8,230       330,517
The Gap, Inc. ........................     18,322       361,859
                                                    -----------
                                                        692,376
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.7%
Albertson's, Inc. ....................      9,176       189,760
Safeway, Inc. (a).....................     12,819       289,581
The Kroger Co. (a)....................     20,703       393,978
                                                    -----------
                                                        873,319
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.8%
Washington Mutual, Inc. ..............     25,098     1,021,238
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.5%
Cendant Corp. ........................     29,874       668,281
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Electronic Data Systems Corp. ........     14,578       280,627
                                                    -----------
TELEPHONE -- 5.7%
ALLTEL Corp. .........................      8,584       534,612
AT&T Corp. ...........................     22,651       431,275
BellSouth Corp. ......................     52,010     1,381,906
Lucent Technologies, Inc. (a).........    123,578       359,612
SBC Communications, Inc. .............     94,227     2,237,891
Verizon Communications, Inc. .........     78,742     2,720,536
                                                    -----------
                                                      7,665,832
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.7%
Sprint Corp. .........................     35,805       898,347
                                                    -----------
TOBACCO -- 2.9%
Altria Group, Inc. ...................     58,380     3,774,851
Reynolds American, Inc. ..............      2,416       190,381
                                                    -----------
                                                      3,965,232
                                                    -----------
WASTE MANAGEMENT -- 0.3%
Waste Management, Inc. ...............     16,158       457,918
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $129,768,422).......................              135,113,602
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $159,460)................    159,460   $   159,460
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $129,927,882).................              135,273,062
OTHER ASSETS AND LIABILITIES --
  0.1%................................                  182,624
                                                    -----------
NET ASSETS -- 100.0%..................              135,455,686
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.8%
Alliant Techsystems, Inc. (a)..........     4,245   $   299,697
Armor Holdings, Inc. (a)...............     3,700       146,557
                                                    -----------
                                                        446,254
                                                    -----------
AIR FREIGHT -- 0.2%
EGL, Inc. (a)..........................     5,100       103,632
                                                    -----------
AIRLINES -- 0.2%
Delta Air Lines, Inc. (a)..............    13,596        51,121
Northwest Airlines Corp. (Class A)
  (a)..................................     8,656        39,471
                                                    -----------
                                                         90,592
                                                    -----------
BANKS (REGIONAL) -- 3.3%
Bank of Hawaii Corp. ..................     6,000       304,500
Cathay General Bancorp.................     4,783       161,235
Cullen/Frost Bankers, Inc. ............     5,733       273,177
East West Bancorp, Inc. ...............     5,604       188,238
First BanCorp. ........................     4,151       166,663
Park National Corp. ...................     1,268       140,114
Texas Regional Bancshare, Inc. ........     4,999       152,370
UCBH Holdings, Inc. ...................    10,486       170,293
Westamerica Bancorp....................     3,574       188,743
                                                    -----------
                                                      1,745,333
                                                    -----------
BIOTECHNOLOGY -- 2.6%
Alexion Pharmaceuticals, Inc. (a)......     3,035        69,926
Biosite, Inc. (a)......................     1,971       108,385
CV Therapeutics, Inc. (a)..............     4,209        94,366
Enzon, Inc. (a)........................     4,838        31,350
Haemonetics Corp. (a)..................     2,798       113,711
Martek Biosciences Corp. (a)...........     3,490       132,446
Myriad Genetics, Inc. (a)..............     3,426        53,617
NPS Pharmaceuticals, Inc. (a)..........     4,146        47,057
Onyx Pharmaceuticals, Inc. (a).........     3,701        88,380
Protein Design Labs, Inc. (a)..........    11,887       240,236
Techne Corp. (a).......................     4,008       184,007
Telik, Inc. (a)........................     5,775        93,902
Transkaryotic Therapies, Inc. (a)......     2,800       102,424
Trimeris, Inc. (a).....................     1,902        18,982
                                                    -----------
                                                      1,378,789
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.1%
Emmis Communications Corp. (a).........     3,749        66,245
Young Broadcasting, Inc. (Class A)
  (a)..................................     2,075         8,611
                                                    -----------
                                                         74,856
                                                    -----------
BUILDING MATERIALS GROUP -- 2.0%
Eagle Materials, Inc. .................       900        81,441
Eagle Materials, Inc. .................     1,101       101,942
Florida Rock Industries, Inc. .........     3,793       278,216
Simpson Manufacturing Co., Inc. .......     4,100       125,255
Standard Pacific Corp. ................     3,800       334,210
Texas Industries, Inc. ................     2,600       146,198
                                                    -----------
                                                      1,067,262
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.4%
InterDigital Communications Corp.
  (a)..................................     6,109       106,907
United States Cellular Corp. (a).......     1,736        86,696
                                                    -----------
                                                        193,603
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CHEMICALS (SPECIALTY) -- 1.6%
Cabot Microelectronics Corp. (a).......     2,784   $    80,708
Cytec Industries, Inc. ................     4,301       171,180
Georgia Gulf Corp. ....................     3,700       114,885
MacDermid, Inc. .......................     2,865        89,273
Minerals Technologies, Inc. ...........     2,353       144,945
Valspar Corp. .........................     5,282       255,068
                                                    -----------
                                                        856,059
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.0%
Avid Technology, Inc. (a)..............     3,776       201,185
Plantronics, Inc. .....................     5,496       199,835
Tekelec (a)............................     6,945       116,676
                                                    -----------
                                                        517,696
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Kronos, Inc. (a).......................     3,411       137,770
                                                    -----------
COMPUTERS (HARDWARE) -- 0.4%
Hutchinson Technology, Inc. (a)........     2,900       111,679
National Instruments Corp. ............     5,845       123,914
                                                    -----------
                                                        235,593
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.4%
MICROS Systems, Inc. (a)...............     4,222       188,935
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 3.5%
Akamai Technologies, Inc. (a)..........    13,130       172,397
Ask Jeeves, Inc. (a)...................     6,374       192,431
eResearch Technology, Inc. (a).........     4,701        62,947
F5 Networks, Inc. (a)..................     4,267       201,552
Hyperion Solutions Corp. (a)...........     4,359       175,406
IDX Systems Corp. (a)..................     2,330        70,226
InfoSpace, Inc. (a)....................     3,200       105,376
Intergraph Corp. (a)...................     3,300       113,718
Macromedia, Inc. (a)...................     8,351       319,175
Macrovision Corp. (a)..................     5,488       123,700
Mercury Computer System, Inc. (a)......     2,335        63,909
Packeteer, Inc. (a)....................     3,873        54,609
Take-Two Interactive Software, Inc.
  (a)..................................     8,043       204,694
                                                    -----------
                                                      1,860,140
                                                    -----------
CONSTRUCTION -- 0.5%
Hovnanian Enterprises, Inc. (a)........     3,861       251,737
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
Fossil, Inc. (a).......................     4,327        98,223
Lancaster Colony Corp. ................     3,098       132,966
                                                    -----------
                                                        231,189
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Priority Healthcare Corp. (Class B)
  (a)..................................     4,087       103,646
SCP Pool Corp. ........................     5,874       206,119
                                                    -----------
                                                        309,765
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.9%
Avocent Corp. (a)......................     5,459       142,698
Benchmark Electronics, Inc. (a)........     4,297       130,715
Black Box Corp. .......................     1,958        69,313
EMCOR Group, Inc. (a)..................     1,709        83,570
Littelfuse, Inc. (a)...................     2,499        69,597
                                                    -----------
                                                        495,893
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRONICS (COMPONENT DISTRIBUTION) -- 1.1%
Atmel Corp.............................    50,800   $   120,396
Taser International, Inc. (a)..........     6,600        66,264
Tech Data Corp. (a)....................     6,500       237,965
Varian, Inc. (a).......................     3,842       145,189
                                                    -----------
                                                        569,814
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.3%
Engineered Support Systems, Inc. ......     4,591       164,496
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 1.1%
Ciena Corp. (a)........................    65,400       136,686
FLIR Systems, Inc. (a).................     7,636       227,858
Trimble Navigation Ltd. (a)............     5,851       228,014
                                                    -----------
                                                        592,558
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.1%
Applied Micro Circuits Corp. (a).......    34,572        88,504
Cree, Inc. (a).........................     8,165       207,962
Integrated Circuit Systems, Inc. (a)...     8,070       166,565
OmniVision Technologies, Inc. (a)......     6,245        84,870
Power Integrations, Inc. (a)...........     3,477        74,999
Semtech Corp. (a)......................     8,305       138,278
Silicon Image, Inc. (a)................     8,342        85,589
Silicon Laboratories, Inc. (a).........     4,461       116,923
Varian Semiconductor Equipment
  Associates, Inc. (a).................     4,036       149,332
                                                    -----------
                                                      1,113,022
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.9%
Jacobs Engineering Group, Inc. ........     6,312       355,113
McDermott International, Inc. (a)......     6,600       138,600
                                                    -----------
                                                        493,713
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.9%
ATMI, Inc. (a).........................     4,328       125,555
Cymer, Inc. (a)........................     4,091       107,798
Donaldson Co., Inc. ...................     8,298       251,679
                                                    -----------
                                                        485,032
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 1.9%
Commercial Capital Bancorp, Inc. ......     5,500        91,905
Navigant Consulting, Inc. (a)..........     5,600        98,896
New Century Financial Corp. ...........     6,301       324,187
SVB Financial Group....................     3,920       187,768
Webster Financial Corp. ...............     5,996       279,953
                                                    -----------
                                                        982,709
                                                    -----------
FOODS -- 0.7%
Flowers Foods, Inc. ...................     4,300       152,048
Ralcorp Holdings, Inc. (a).............     3,301       135,836
Tootsie Roll Industries, Inc. .........     2,595        75,904
                                                    -----------
                                                        363,788
                                                    -----------
FOOTWEAR -- 0.9%
Reebok International Ltd. .............     5,472       228,894
The Timberland Co. (Class A) (a).......     6,360       246,259
                                                    -----------
                                                        475,153
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
GAMING, LOTTERY, & PARIMUTUEL -- 1.3%
Alliance Gaming Corp. (a)..............     5,189   $    72,750
Argosy Gaming Co. (a)..................     3,100       144,491
Penn National Gaming, Inc. (a).........     6,900       251,850
Scientific Games Corp. (a).............     7,245       195,108
                                                    -----------
                                                        664,199
                                                    -----------
HARDWARE & TOOLS -- 0.3%
The Scotts Co. (Class A) (a)...........     2,533       180,375
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 0.6%
AMERIGROUP Corp. (a)...................     5,513       221,623
Chemed Corp. ..........................     2,876       117,571
                                                    -----------
                                                        339,194
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.7%
Accredo Health, Inc. (a)...............     5,587       253,650
Cell Therapeutics, Inc. (a)............     6,402        17,349
Covance, Inc. (a)......................     7,000       314,090
INAMED Corp. (a).......................     4,038       270,425
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     8,183        56,872
Medicis Pharmaceutical Corp. (Class
  A)...................................     6,189       196,377
Nektar Therapeutics (a)................     9,779       164,678
Neurocrine Biosciences, Inc. (a).......     4,042       170,006
Noven Pharmaceuticals, Inc. (a)........     2,493        43,578
Par Pharmaceutical Cos., Inc. (a)......     3,791       120,592
Taro Pharmaceutical Industries Ltd.
  (a)..................................     2,725        79,216
United Therapeutics Corp. (a)..........     2,454       118,283
Vicuron Pharmaceuticals, Inc. (a)......     6,682       186,428
                                                    -----------
                                                      1,991,544
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.6%
LifePoint Hospitals, Inc. (a)..........     5,847       295,390
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.4%
Apria Healthcare Group, Inc. (a).......     5,570       192,945
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 6.9%
Advanced Medical Optics, Inc. (a)......     7,236       287,631
American Medical Systems
Holdings, Inc. (a).....................     7,300       150,745
ArthroCare Corp. (a)...................     2,840        99,230
Bio Rad Laboratories, Inc. (a).........     1,845       109,242
Cyberonics, Inc. (a)...................     2,419       104,960
Diagnostic Products Corp. .............     2,511       118,846
Edwards Lifesciences Corp. (a).........     6,801       292,579
IDEXX Laboratories, Inc. (a)...........     3,748       233,613
Immucor Corp. (a)......................     5,000       144,750
Intuitive Surgical, Inc. (a)...........     3,700       172,568
Invacare Corp. ........................     3,301       146,432
Mentor Corp. ..........................     4,100       170,068
MGI Pharma, Inc. (a)...................     7,814       170,033
Millipore Corp. (a)....................     5,494       311,675
PolyMedica Corp. ......................     3,079       109,797
ResMed, Inc. (a).......................     3,839       253,336
Respironics, Inc. (a)..................     8,774       316,829
STERIS Corp. (a).......................     7,641       196,908
Sybron Dental Specialties, Inc. (a)....     4,304       161,916
The Medicines Co. (a)..................     4,935       115,430
                                                    -----------
                                                      3,666,588
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HEALTH CARE (SPECIAL SERVICES) -- 2.7%
Centene Corp. (a)......................     4,600   $   154,468
Cerner Corp. (a).......................     3,207       217,980
FuelCell Energy, Inc. (a)..............     5,203        53,122
Pediatrix Medical Group, Inc. (a)......     2,526       185,762
Pharmaceutical Product Development,
  Inc. (a).............................     5,530       259,136
Renal Care Group, Inc. (a).............     7,580       349,438
Sierra Health Services, Inc. (a).......     2,700       192,942
                                                    -----------
                                                      1,412,848
                                                    -----------
HOMEBUILDING -- 1.6%
Beazer Homes USA, Inc. ................     4,305       246,031
Meritage Homes Corp. (a)...............     2,500       198,750
The Ryland Group, Inc. ................     5,381       408,256
                                                    -----------
                                                        853,037
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.7%
Ethan Allen Interiors, Inc. ...........     3,755       125,830
HNI Corp. .............................     5,160       263,934
                                                    -----------
                                                        389,764
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Church & Dwight Co., Inc. .............     7,254       262,595
                                                    -----------
INSURANCE BROKERS -- 0.2%
Hilb Rogal and Hobbs Co. ..............     3,511       120,778
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.7%
Delphi Financial Group, Inc. (Class
  A)...................................     3,000       132,450
StanCorp Financial Group, Inc. ........     3,206       245,516
                                                    -----------
                                                        377,966
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.7%
HCC Insurance Holdings, Inc. ..........     7,900       299,173
Impax Laboratories, Inc. (a)...........     5,500        86,350
                                                    -----------
                                                        385,523
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Philadelphia Consolidated
Holding Corp. (a)......................     2,062       174,775
The Commerce Group, Inc. ..............     3,500       217,385
                                                    -----------
                                                        392,160
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
Jefferies Group, Inc. .................     5,644       213,851
Piper Jaffray Cos., Inc. (a)...........     2,370        72,119
                                                    -----------
                                                        285,970
                                                    -----------
INVESTMENT MANAGEMENT -- 0.5%
Affiliated Managers Group, Inc. (a)....     3,757       256,716
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.1%
International Speedway Corp. (Class
  A)...................................     3,254       183,070
Multimedia Games, Inc. (a).............     3,300        36,333
Polaris Industries, Inc. ..............     4,830       260,820
Winnebago Industries, Inc. ............     3,663       119,963
                                                    -----------
                                                        600,186
                                                    -----------
LODGING (HOTELS) -- 0.4%
Gaylord Entertainment Co. (a)..........     4,400       204,556
                                                    -----------
MACHINERY (DIVERSIFIED) -- 3.0%
Dade Behring Holdings, Inc. (a)........     4,881       317,314
Graco, Inc. ...........................     7,691       262,032

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
IEDX Corp. ............................     5,660   $   218,532
Joy Global, Inc. ......................     8,700       292,233
MSC Industrial Direct Co., Inc. (Class
  A)...................................     5,260       177,525
The Manitowoc Co., Inc. ...............     3,300       135,366
The Toro Co. ..........................     4,924       190,116
                                                    -----------
                                                      1,593,118
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 4.0%
Actuant Corp. (a)......................     2,911       139,553
AMETEK, Inc. ..........................     7,747       324,212
AptarGroup, Inc. ......................     3,756       190,805
Carlisle Cos., Inc. ...................     3,513       241,097
CLARCOR, Inc. .........................     5,730       167,603
Gen Probe, Inc. (a)....................     5,677       205,678
Harsco Corp. ..........................     4,708       256,821
Matthews International Corp. ..........     3,558       138,620
Photon Dynamics, Inc. (a)..............     1,987        40,952
Terex Corp. (a)........................     5,500       216,700
The Brink's Co. .......................     6,300       226,800
                                                    -----------
                                                      2,148,841
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.7%
Cognex Corp. ..........................     4,459       116,781
Dionex Corp. (a).......................     2,292        99,954
Nordson Corp. .........................     2,900        99,412
Roper Industries, Inc. ................     4,753       339,222
Teleflex, Inc. ........................     4,129       245,139
                                                    -----------
                                                        900,508
                                                    -----------
METAL FABRICATORS -- 0.6%
Kennametal, Inc. ......................     4,058       186,059
Quanex Corp. ..........................     2,800       148,428
                                                    -----------
                                                        334,487
                                                    -----------
METALS MINING -- 0.7%
Arch Coal, Inc. .......................     6,800       370,396
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPELINE) -- 1.0%
Energen Corp. .........................     7,400       259,370
Western Gas Resources, Inc. ...........     7,168       250,163
                                                    -----------
                                                        509,533
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. ...............     3,723       182,799
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.8%
Atwood Oceanics, Inc. (a)..............     1,497        92,156
FMC Technologies, Inc. (a).............     7,632       243,995
Helmerich & Payne, Inc. ...............     5,122       240,324
Lone Star Technologies, Inc. (a).......     3,200       145,600
Oceaneering International, Inc. (a)....     2,780       107,447
SEACOR Holdings, Inc. (a)..............     2,180       140,174
                                                    -----------
                                                        969,696
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 3.7%
Cabot Oil & Gas Corp. .................     5,550       192,585
Cal Dive International, Inc. (a).......     4,000       209,480
Cheniere Energy, Inc. (a)..............     5,400       167,940
Denbury Resources, Inc. (a)............     6,100       242,597
General Maritime Corp. (a).............     4,000       169,600

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Range Resources Corp. .................     9,300   $   250,170
Southwestern Energy Co. (a)............     8,100       380,538
The Houston Exploration Co. (a)........     3,136       166,365
Unit Corp. (a).........................     4,306       189,507
                                                    -----------
                                                      1,968,782
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Rayonier, Inc. ........................     5,616       297,817
                                                    -----------
PERSONAL CARE -- 0.3%
NBTY, Inc. (a).........................     6,754       175,199
                                                    -----------
PUBLISHING -- 1.0%
John Wiley & Sons, Inc. (Class A)......     4,417       175,487
Meredith Corp. ........................     4,447       218,170
Scholastic Corp. (a)...................     3,072       118,426
                                                    -----------
                                                        512,083
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.9%
Lee Enterprises, Inc. .................     4,356       174,632
McClatchy Co. .........................     2,297       150,316
Media General, Inc. ...................     2,377       153,934
                                                    -----------
                                                        478,882
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 4.2%
Alexandria Real Estate Equities,
  Inc. ................................     2,414       177,308
CBL & Associates Properties, Inc. .....     6,640       285,985
CenterPoint Properties Corp. ..........     5,374       227,320
Equity Lifestyle Properties, Inc. .....     2,300        91,448
Essex Property Trust, Inc. ............     2,396       199,012
Federal Realty Investment Trust........     5,961       351,699
Pan Pacific Retail Properties, Inc. ...     4,600       305,348
Redwood Trust, Inc. ...................     2,592       133,747
SL Green Realty Corp. .................     4,600       296,700
Taubman Centers, Inc. .................     5,200       177,268
                                                    -----------
                                                      2,245,835
                                                    -----------
RESTAURANTS -- 2.9%
Applebee's International, Inc. ........     9,152       242,436
CBRL Group, Inc. ......................     5,423       210,738
CEC Entertainment, Inc. (a)............     4,040       170,044
P F Chang's China Bistro, Inc. (a).....     2,711       159,895
Papa John's International, Inc. (a)....     1,311        52,401
Ruby Tuesday, Inc. ....................     6,953       180,083
Sonic Corp. (a)........................     6,591       201,223
The Cheesecake Factory, Inc. (a).......     8,847       307,256
                                                    -----------
                                                      1,524,076
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.4%
Hughes Supply, Inc. ...................     7,512       211,087
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.6%
Aeropostale, Inc. (a)..................     6,222       209,059
Cost Plus, Inc. (a)....................     2,418        60,305
Stein Mart, Inc. (a)...................     3,000        66,000
The Neiman Marcus Group, Inc. .........     3,304       320,224
Tractor Supply Co. (a).................     3,892       191,097
                                                    -----------
                                                        846,685
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.2%
Tuesday Morning Corp. (a)..............     2,960        93,299
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RETAIL (SPECIALTY) -- 1.8%
Barnes & Noble, Inc. (a)...............     6,389   $   247,893
Guitar Center, Inc. (a)................     2,859       166,880
O'Reilly Automotive, Inc. (a)..........    12,388       369,286
The Yankee Candle, Inc. ...............     5,201       166,952
                                                    -----------
                                                        951,011
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 1.1%
AnnTaylor Stores Corp. (a).............     8,338       202,447
Hot Topic, Inc. (a)....................     5,106        97,627
Pacific Sunwear of California, Inc.
  (a)..................................     8,549       196,541
The Children's Place Retail
Stores, Inc. (a).......................     1,548        72,245
                                                    -----------
                                                        568,860
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Panera Bread Co. (a)...................     3,217       199,727
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.8%
Downey Financial Corp. ................     2,324       170,117
FirstFed Financial Corp. (a)...........     1,785       106,404
Harbor Florida Bancshares, Inc. .......     2,400        89,856
PFF Bancorp, Inc. .....................     2,503        75,816
                                                    -----------
                                                        442,193
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.5%
ADVO, Inc. ............................     3,425       109,086
FTI Consulting, Inc. (a)...............     4,785       100,007
Hudson Highland Group, Inc. (a)........     2,296        35,795
R.H. Donnelley Corp. (a)...............     3,526       218,541
The Corporate Executive Board Co. .....     4,553       356,636
                                                    -----------
                                                        820,065
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 6.2%
Arbitron, Inc. ........................     3,395       145,646
Banta Corp. ...........................     2,805       127,235
Copart, Inc. (a).......................     7,468       177,738
Corrections Corporation of America
  (a)..................................     4,500       176,625
Education Management Corp. (a).........     7,753       261,509
G & K Services, Inc. ..................     2,148        81,044
Hewitt Associates, Inc. (a)............     5,044       133,716
Imagistics International, Inc. (a).....     1,822        51,016
ITT Educational Services, Inc. (a).....     5,061       270,359
Jarden Corp. (a).......................     3,300       177,936
Laureate Education, Inc. (a)...........     4,986       238,630
Netflix, Inc. (a)......................     3,176        52,118
PHH Corp. (a)..........................     5,900       151,748
Regis Corp. ...........................     5,089       198,878
Rent-A-Center, Inc. (a)................     8,579       199,805
Resources Connection, Inc. (a).........     5,300       123,119
Spectrum Brands Corp. .................     3,900       128,700
Strayer Education, Inc. ...............     1,663       143,450
Sunrise Assisted Living, Inc. (a)......     1,951       105,315
VCA Antech, Inc. (a)...................     9,100       220,675
Websense, Inc. (a).....................     2,600       124,930
                                                    -----------
                                                      3,290,192
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.6%
CACI International, Inc. (a)...........     3,301       208,491
Digital River, Inc. (a)................     3,571       113,379
                                                    -----------
                                                        321,870
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SERVICES (DATA PROCESSING) -- 0.5%
Global Payments, Inc. .................     4,223   $   286,319
                                                    -----------
SHIPPING -- 0.4%
Overseas Shipholding Group, Inc. ......     3,100       184,915
                                                    -----------
STEEL -- 1.0%
Carpenter Technology Corp. ............     2,400       124,320
Cleveland-Cliffs, Inc. ................     2,379       137,411
Maverick Tube Corp. (a)................     4,700       140,060
Steel Dynamics, Inc. ..................     5,200       136,500
                                                    -----------
                                                        538,291
                                                    -----------
TEXTILES (APPAREL) -- 0.9%
Polo Ralph Lauren Corp. ...............     6,400       275,904
Quiksilver, Inc. (a)...................    13,500       215,730
                                                    -----------
                                                        491,634
                                                    -----------
TRUCKING -- 1.0%
Landstar Systems, Inc. (a).............     6,718       202,346
Yellow Roadway Corp. (a)...............     6,000       304,800
                                                    -----------
                                                        507,146
                                                    -----------
TRUCKS & PARTS -- 0.8%
Oshkosh Truck Corp. ...................     4,115       322,122
Wabash National Corp. .................     3,430        83,109
                                                    -----------
                                                        405,231
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
WASTE MANAGEMENT -- 0.8%
Stericycle, Inc. (a)...................     4,988   $   250,996
Waste Connections, Inc. (a)............     5,312       198,085
                                                    -----------
                                                        449,081
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $46,644,785)...................              53,117,375
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $63,810)..................    63,810        63,810
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $46,708,595)...................              53,181,185
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                   1,541
                                                    -----------
NET ASSETS -- 100.0%...................             $53,182,726
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.1%
AAR Corp. (a).........................      7,120   $   111,855
                                                    -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc. (a)............     20,957       193,433
Alaska Air Group, Inc. (a)............      6,227       185,253
Continental Airlines, Inc. (Class B)
  (a).................................     16,213       215,309
SkyWest, Inc. ........................     14,223       258,574
                                                    -----------
                                                        852,569
                                                    -----------
AUTO PARTS & EQUIPMENT -- 3.2%
American Axle & Manufacturing
  Holdings, Inc. .....................     10,810       273,169
ArvinMeritor, Inc. ...................     16,937       301,309
Cooper Tire & Rubber Co. .............     15,318       284,455
Modine Manufacturing Co. .............      7,546       245,698
Snap-on, Inc. ........................     12,538       430,053
Superior Industries International,
  Inc. ...............................      4,997       118,429
The Goodyear Tire & Rubber Co. (a)....     42,518       633,518
United Rentals, Inc. (a)..............     16,060       324,573
Visteon Corp. (a).....................     31,642       190,801
                                                    -----------
                                                      2,802,005
                                                    -----------
BANKS (REGIONAL) -- 8.0%
AMCORE Financial, Inc. ...............      5,517       164,848
BancorpSouth, Inc. ...................     17,212       406,203
Chittenden Corp. .....................     11,234       305,565
Citizens Banking Corp. ...............      9,035       273,038
Commercial Federal Corp. .............      9,713       327,134
Dime Community Bancshares.............      7,905       120,156
F N B Corp. (a).......................     12,601       247,610
First Midwest Bancorp, Inc. ..........     11,158       392,427
First Niagara Financial Group,
  Inc. ...............................     28,270       412,177
FirstMerit Corp. .....................     18,881       492,983
Fulton Financial Corp. ...............     38,403       691,254
Greater Bay Bancorp...................     12,496       329,519
Hudson United Bancorp.................     10,729       387,317
Old National Bancorp..................     16,514       353,400
Provident Bankshares Corp. ...........      8,039       256,524
Provident Financial Services, Inc. ...     17,130       300,974
Republic Bancorp, Inc. ...............     17,157       257,012
South Financial Group, Inc. ..........     16,872       479,502
Sterling Bancshares, Inc. ............     10,451       162,617
Trustmark Corp. ......................     12,212       357,323
United Bankshares, Inc. ..............      9,894       352,325
                                                    -----------
                                                      7,069,908
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.8%
Aqua America, Inc. ...................     22,990       683,723
                                                    -----------
BIOTECHNOLOGY -- 1.1%
Albany Molecular Research, Inc. (a)...      5,004        70,056
Applera Corp.-Celera Genomics Group
  (a).................................     17,845       195,760
Cambrex Corp. ........................      5,830       111,062
Cell Genesys, Inc. (a)................     10,486        56,100
Incyte Genomics, Inc. (a).............     19,303       138,017
Lexicon Genetics, Inc. (a)............      9,719        48,012
Maxygen, Inc. (a).....................      6,305        43,252
Nabi Biopharmaceuticals (a)...........     13,641       207,752
Regeneron Pharmaceuticals, Inc. (a)...      8,901        74,679
                                                    -----------
                                                        944,690
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BROADCASTING (TV, RADIO & CABLE) -- 0.3%
Insight Communications Co., Inc.
  (Class A) (a).......................     12,188   $   134,677
Sinclair Broadcast Group, Inc. .......     10,571        95,985
                                                    -----------
                                                        230,662
                                                    -----------
BUILDING MATERIALS GROUP -- 0.5%
Insituform Technologies, Inc. (a).....      6,612       105,990
USG Corp. (a).........................      7,714       327,845
                                                    -----------
                                                        433,835
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.4%
Audiovox Corp. (Class A) (a)..........      4,319        66,944
Powerwave Technologies, Inc. (a)......     22,673       231,718
REMEC, Inc. ..........................      6,382        40,845
                                                    -----------
                                                        339,507
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.3%
Olin Corp. ...........................     16,768       305,848
                                                    -----------
CHEMICALS (SPECIALTY) -- 3.1%
A. Schulman, Inc. ....................      7,340       131,313
Albemarle Corp. ......................      8,846       322,614
Crompton Corp. .......................     27,395       387,639
Ferro Corp. ..........................      9,825       195,124
Great Lakes Chemical Corp. ...........     12,304       387,207
H.B. Fuller Co. ......................      6,961       237,092
Hercules, Inc. (a)....................     24,557       347,481
RPM, Inc. ............................     28,208       515,078
Sensient Technologies Corp. ..........     10,679       220,094
                                                    -----------
                                                      2,743,642
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Anaren, Inc. (a)......................      5,119        67,315
Arris Group, Inc. (a).................     19,272       167,859
Aspect Communications Corp. (a).......     10,461       117,477
CommScope, Inc. (a)...................     13,170       229,290
Finisar Corp. (a).....................     42,245        44,357
Harmonic, Inc. (a)....................     16,892        81,588
Newport Corp. (a).....................     10,072       139,598
RF Micro Devices, Inc. (a)............     45,562       247,402
SonicWALL, Inc. (a)...................     13,039        70,280
Stratex Networks, Inc. (a)............     17,964        30,898
Sycamore Networks, Inc. (a)...........     43,196       149,026
Wireless Facilities, Inc. (a).........     11,068        70,061
                                                    -----------
                                                      1,415,151
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Agilysys, Inc. .......................      7,044       110,591
                                                    -----------
COMPUTERS (HARDWARE) -- 0.5%
Gateway, Inc. (a).....................     54,172       178,768
Lexar Media, Inc. (a).................     17,549        86,166
McDATA Corp. (Class A) (a)............     27,685       110,740
MRV Communications, Inc. (a)..........     24,367        52,876
Silicon Graphics, Inc. (a)............     54,183        38,470
                                                    -----------
                                                        467,020
                                                    -----------
COMPUTERS (NETWORKING) -- 0.1%
Extreme Networks, Inc. (a)............     25,237       103,472
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMPUTERS (PERIPHERALS) -- 1.6%
Eletronics for Imaging, Inc. (a)......     13,067   $   274,930
InFocus Corp. (a).....................      9,426        39,024
Maxtor Corp. (a)......................     60,133       312,691
Quantum Corp. (a).....................     43,538       129,308
Western Digital Corp. (a).............     49,778       668,021
                                                    -----------
                                                      1,423,974
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.4%
Advanced Digital Information Corp.
  (a).................................     14,897       113,217
Agile Software Corp. (a)..............     11,445        72,104
Ariba, Inc. (a).......................     15,472        89,738
Borland Software Corp. (a)............     18,841       129,249
E.piphany, Inc. (a)...................     17,516        60,956
EarthLink, Inc. (a)...................     31,023       268,659
Echelon Corp. (a).....................      7,752        53,334
Entrust, Inc. (a).....................     12,033        57,638
Informatica Corp. (a).................     20,208       169,545
Interwoven, Inc. (a)..................      8,494        63,960
JDA Software Group, Inc. (a)..........      6,865        78,124
MatrixOne, Inc. (a)...................     13,023        65,115
Micromuse, Inc. (a)...................     18,590       105,219
MRO Software, Inc. (a)................      4,664        68,141
NetIQ Corp. (a).......................     13,143       149,173
Parametric Technology Corp. (a).......     64,148       409,264
Perot Systems Corp. (Class A) (a).....     17,971       255,548
RadiSys Corp. (a).....................      5,006        80,847
RealNetworks, Inc. (a)................     26,317       130,795
RSA Security, Inc. (a)................     17,407       199,832
S1 Corp. (a)..........................     15,015        70,721
Sybase, Inc. (a)......................     21,661       397,479
TIBCO Software, Inc. (a)..............     47,777       312,462
Verity, Inc. (a)......................      8,313        72,905
WatchGuard Technologies, Inc. (a).....      9,395        36,828
webMethods, Inc. (a)..................     12,562        70,347
Wind River Systems, Inc. (a)..........     19,001       297,936
                                                    -----------
                                                      3,879,136
                                                    -----------
CONSTRUCTION -- 0.2%
Granite Construction, Inc. ...........      7,916       222,440
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.5%
American Greetings Corp. (Class A)....     15,420       408,630
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.8%
Crown Holdings, Inc. (a)..............     40,552       577,055
Lattice Semiconductor Corp. (a).......     24,645       109,424
                                                    -----------
                                                        686,479
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. .....................      4,441        92,995
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.5%
Chiquita Brands International,
  Inc. ...............................      9,319       255,900
PSS World Medical, Inc. (a)...........     15,899       197,942
                                                    -----------
                                                        453,842
                                                    -----------
ELECTRIC COMPANIES -- 6.7%
ALLETE, Inc. .........................      6,352       316,965
Avista Corp. .........................     11,882       220,886
Black Hills Corp. ....................      7,915       291,668
Calpine Corp. (a).....................    108,347       368,380
Cleco Corp. ..........................     12,015       259,164
CMS Energy Corp. (a)..................     52,661       793,075

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
El Paso Electric Co. (a)..............     11,603   $   237,281
Hawaiian Electric Industries, Inc. ...     19,185       514,350
IDACORP, Inc. ........................     10,126       310,159
OGE Energy Corp. .....................     21,899       633,757
PNM Resources, Inc. ..................     14,262       410,888
Sierra Pacific Resources (a)..........     28,089       349,708
Unisource Energy Corp. ...............      7,811       240,188
Westar Energy, Inc. ..................     20,731       498,166
WPS Resources Corp. ..................      9,060       509,625
                                                    -----------
                                                      5,954,260
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.3%
Acuity Brands, Inc. ..................     10,376       266,559
Artesyn Technologies, Inc. (a)........      8,894        77,378
C&D Technologies, Inc. ...............      5,871        53,955
C-COR.net Corp. (a)...................     11,133        76,261
Checkpoint Systems, Inc. (a)..........      8,761       155,070
Cohu, Inc. ...........................      4,665        93,533
Plexus Corp. (a)......................     10,089       143,566
Power-One, Inc. (a)...................     18,172       114,665
Technitrol, Inc. (a)..................      9,043       127,778
                                                    -----------
                                                      1,108,765
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
GrafTech International Ltd. (a).......     22,740        97,782
KEMET Corp. (a).......................     20,178       127,121
                                                    -----------
                                                        224,903
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a)....................     17,403       146,185
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 1.2%
Mentor Graphics Corp. (a).............     17,744       181,876
Methode Electronics, Inc. (Class A)...      8,838       104,907
Orbotech Ltd. (a).....................      7,526       161,734
Park Electrochemical Corp. ...........      4,244       106,949
PerkinElmer, Inc. ....................     29,225       552,352
                                                    -----------
                                                      1,107,818
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.6%
Actel Corp. (a).......................      5,997        83,358
Adaptec, Inc. (a).....................     25,697        99,704
Amkor Technology, Inc. (a)............     21,378        96,201
Conexant Systems, Inc. (a)............    108,299       174,361
Cypress Semiconductor Corp. (a).......     29,974       377,373
Electro Scientific Industries, Inc.
  (a).................................      6,748       120,654
Emulex Corp. (a)......................     19,788       361,329
ESS Technology, Inc. (a)..............      8,291        34,905
Exar Corp. (a)........................      9,558       142,319
Integrated Device Technology, Inc.
  (a).................................     25,828       277,651
Mindspeed Technologies, Inc. (a)......     23,478        28,643
Silicon Storage Technology, Inc.
  (a).................................     22,208        89,498
Skyworks Solutions, Inc. (a)..........     37,961       279,773
Transmeta Corp. (a)...................     41,640        25,401
TriQuint Semiconductor, Inc. (a)......     34,028       113,313
                                                    -----------
                                                      2,304,483
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.3%
Dycom Industries, Inc. (a)............     11,787       233,501
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.4%
Asyst Technologies, Inc. (a)..........     11,056        49,310
Axcelis Technologies, Inc. (a)........     23,333       160,065
Brooks Automation, Inc. (a)...........     10,398       154,410

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Helix Technology Corp. ...............      6,065   $    80,543
Kulicke and Soffa Industries, Inc.
  (a).................................     11,985        94,801
Micrel, Inc. (a)......................     15,521       178,802
Mykrolis Corp. (a)....................      9,728       138,235
Photronics, Inc. (a)..................      7,485       174,700
Veeco Instruments, Inc. (a)...........      6,079        98,966
Vitesse Semiconductor Corp. (a).......     51,325       107,269
                                                    -----------
                                                      1,237,101
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 15.7%
Annaly Mortgage Management, Inc. .....     29,491       528,774
Arden Realty, Inc. ...................     16,176       582,012
Brandywine Realty Trust...............     13,042       399,737
BRE Properties, Inc. (Class A)........     12,320       515,592
Capital Automotive REIT...............     11,027       420,901
CarrAmerica Realty Corp. .............     12,993       470,087
Catellus Development Corp. ...........     21,310       698,968
Colonial Properties Trust.............      9,516       418,704
Cousins Properties, Inc. .............      9,410       278,348
CRT Properties, Inc. .................      7,491       204,504
Equity Inns, Inc. ....................     12,945       172,169
First Industrial Realty Trust,
  Inc. ...............................     10,073       401,913
Gables Residential Trust..............      7,011       303,086
Glenborough Realty Trust, Inc. .......      8,796       181,110
Health Care REIT, Inc. ...............     12,329       464,680
Healthcare Realty Trust, Inc. ........     11,471       442,895
Highwoods Properties, Inc. ...........     12,834       381,940
Home Properties of New York, Inc. ....      7,607       327,253
HRPT Properties Trust.................     48,484       602,656
Impac Mortgage Holdings, Inc. ........     18,128       338,087
Kilroy Realty Corp. ..................      6,819       323,834
Knight Capital Group, Inc. ...........     26,017       198,250
Mack-Cali Realty Corp. ...............     14,875       673,837
MeriStar Hospitality Corp. (a)........     20,448       175,853
Nationwide Health Properties, Inc. ...     15,794       372,896
Pennsylvania Real Estate Investment
  Trust...............................      8,019       380,902
Platinum Underwriters Holdings
  Ltd. ...............................      9,469       301,304
Post Properties, Inc. ................      9,549       344,814
Prentiss Properties Trust.............     10,906       397,415
Raymond James Financial, Inc. ........     14,480       409,060
Reckson Associates Realty Corp. ......     19,577       656,808
Susquehanna Bancshares, Inc. .........     11,339       278,826
Thornburg Mortgage, Inc. .............     22,610       658,629
TrustCo Bank Corp NY..................     18,154       237,091
Vignette Corp. .......................      6,754        75,983
Washington Real Estate Investment
  Trust...............................     10,192       317,990
                                                    -----------
                                                     13,936,908
                                                    -----------
FOODS -- 0.3%
American Italian Pasta Co. (Class
  A)..................................      4,246        89,251
Hain Celestial Group, Inc. (a)........      6,992       136,344
                                                    -----------
                                                        225,595
                                                    -----------
FOOTWEAR -- 0.9%
Payless ShoeSource, Inc. (a)..........     16,542       317,606
Stride Rite Corp. ....................      8,488       117,050
Wolverine World Wide, Inc. ...........     13,798       331,290
                                                    -----------
                                                        765,946
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Pinnacle Entertainment, Inc. (a)......      9,506       185,937
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
GAS & PIPELINE UTILITIES -- 1.0%
Aquila, Inc. (a)......................     57,608   $   207,965
UGI Corp. ............................     25,196       702,968
                                                    -----------
                                                        910,933
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.6%
Meridian Gold, Inc. (a)...............     24,114       434,052
Stillwater Mining Co. (a).............     10,239        75,973
                                                    -----------
                                                        510,025
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 0.4%
Accelrys, Inc. (a)....................      5,604        27,740
Alpharma, Inc. (Class A)..............      9,916       143,484
Medarex, Inc. (a).....................     26,667       222,136
                                                    -----------
                                                        393,360
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 1.0%
Beverly Enterprises, Inc. (a).........     24,373       310,512
Ventas, Inc. .........................     20,373       615,265
                                                    -----------
                                                        925,777
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.2%
Savient Pharmaceuticals, Inc. (a).....     14,270        62,931
Viasys Healthcare, Inc. (a)...........      6,310       142,543
                                                    -----------
                                                        205,474
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.2%
CuraGen Corp. (a).....................      9,653        49,617
NDCHealth Corp. ......................      8,398       150,912
OCA, Inc. (a).........................     10,708        20,131
                                                    -----------
                                                        220,660
                                                    -----------
HOMEBUILDING -- 0.3%
Champion Enterprises, Inc. (a)........     16,973       168,712
Fleetwood Enterprises, Inc. (a).......     13,544       137,471
                                                    -----------
                                                        306,183
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
Furniture Brands International,
  Inc. ...............................     12,327       266,386
La-Z-Boy, Inc. .......................     12,301       179,226
Maytag Corp. .........................     17,700       277,182
                                                    -----------
                                                        722,794
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. .....................     12,691       296,589
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.5%
AmerUs Group Co. .....................      9,344       448,979
Nationwide Financial Services, Inc.
  (Class A)...........................     13,755       521,865
Presidential Life Corp. ..............      5,007        85,670
The Phoenix Cos., Inc. ...............     21,999       261,788
                                                    -----------
                                                      1,318,302
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.5%
Allmerica Financial Corp. (a).........     12,739       472,489
American Financial Group, Inc. .......      9,774       327,624
Horace Mann Educators Corp. ..........     10,046       189,066
Ohio Casualty Corp. (a)...............     14,604       353,125
                                                    -----------
                                                      1,342,304
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INVESTMENT BANKING/BROKERAGE -- 0.4%
Investment Technology Group, Inc.
  (a).................................     10,208   $   214,572
LaBranche & Co., Inc. (a).............     13,921        87,702
SWS Group, Inc. ......................      3,974        68,274
                                                    -----------
                                                        370,548
                                                    -----------
INVESTMENT MANAGEMENT -- 0.1%
W.P. Stewart & Co., Ltd. .............      5,094       123,122
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.2%
Bally Total Fitness Holding Corp.
  (a).................................      7,723        25,022
Callaway Golf Co. ....................     15,253       235,354
JAKKS Pacific, Inc. (a)...............      6,298       120,985
La Quinta Corp. (a)...................     48,356       451,161
Monaco Coach Corp. ...................      6,772       116,411
Six Flags, Inc. (a)...................     17,481        81,287
                                                    -----------
                                                      1,030,220
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.2%
AGCO Corp. (a)........................     21,566       412,342
Input/Output, Inc. (a)................     15,577        97,824
Presstek, Inc. (a)....................      6,607        74,791
The Timken Co. .......................     20,129       464,980
                                                    -----------
                                                      1,049,937
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.4%
Acuate Corp. (a)......................     13,550        25,339
Crane Co. ............................     12,245       322,043
Jacuzzi Brands, Inc. (a)..............     17,651       189,395
Kaman Corp. (Class A).................      5,078        91,607
Stewart & Stevenson Services, Inc. ...      6,394       144,888
Tredegar Corp. .......................      5,870        91,572
Trinity Industries, Inc. .............     10,563       338,333
                                                    -----------
                                                      1,203,177
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.3%
Astec Industries, Inc. (a)............      3,524        81,722
CTS Corp. ............................      8,565       105,264
IKON Office Solutions, Inc. ..........     27,979       266,080
Oakley, Inc. .........................      6,058       103,168
Regal-Beloit Corp. ...................      6,047       176,330
York International Corp. .............     10,098       383,724
                                                    -----------
                                                      1,116,288
                                                    -----------
METAL FABRICATORS -- 0.8%
Commercial Metals Co. ................     14,110       336,100
General Cable Corp. (a)...............      9,060       134,360
RTI International Metals, Inc. (a)....      5,160       162,076
Ryerson Tull, Inc. ...................      5,656        80,711
                                                    -----------
                                                        713,247
                                                    -----------
METALS MINING -- 1.0%
Coeur d' Alene Mines Corp. (a)........     58,273       211,531
Massey Energy Co. ....................     18,385       693,482
                                                    -----------
                                                        905,013
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 4.6%
AGL Resources, Inc. ..................     17,674       683,100
Atmos Energy Corp. ...................     18,596       535,565
Dynegy, Inc. (Class A) (a)............     64,589       313,902
Northwest Natural Gas Co. ............      6,674       255,214

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Peoples Energy Corp. .................      8,952   $   389,054
Piedmont Natural Gas Co., Inc. .......     17,202       413,192
Southern Union Co. (a)................     24,067       590,845
Vectren Corp. ........................     18,483       531,017
WGL Holdings, Inc. ...................     11,824       397,759
                                                    -----------
                                                      4,109,648
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Steelcase, Inc. (Class A).............     12,593       174,413
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.8%
Tesoro Petroleum Corp. (a)............     16,093       748,646
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.1%
Global Industries, Inc. (a)...........     17,938       152,473
Grey Wolf, Inc. (a)...................     45,953       340,512
Parker Drilling Co. (a)...............     22,109       154,984
Superior Energy Services, Inc. (a)....     18,322       326,131
                                                    -----------
                                                        974,100
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.4%
Core Laboratories N.V. (a)............      6,118       164,085
Forest Oil Corp. (a)..................     12,727       534,534
Newpark Resources, Inc. (a)...........     20,150       151,125
Vintage Petroleum, Inc. ..............     13,213       402,600
                                                    -----------
                                                      1,252,344
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Hanover Compressor Co. (a)............     15,725       180,995
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.3%
Caraustar Industries, Inc. (a)........      6,691        70,255
Pope & Talbot, Inc. ..................      3,849        42,724
Wausau-Mosinee Paper Corp. ...........     11,323       135,650
                                                    -----------
                                                        248,629
                                                    -----------
PERSONAL CARE -- 0.3%
Perrigo Co. ..........................     21,371       297,912
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.1%
Hollinger International, Inc. ........     10,854       108,649
                                                    -----------
RAILROADS -- 0.8%
GATX Corp. ...........................     10,418       359,421
Kansas City Southern Industries, Inc.
  (a).................................     15,441       311,599
                                                    -----------
                                                        671,020
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 0.6%
Novastar Financial, Inc. .............      7,226       282,898
Saxon Capital, Inc. (a)...............     12,143       207,281
                                                    -----------
                                                        490,179
                                                    -----------
RESTAURANTS -- 0.6%
Bob Evans Farms, Inc. ................      8,637       201,415
Lone Star Steakhouse & Saloon,
  Inc. ...............................      4,167       126,718
Ryan's Restaurant Group, Inc. (a).....      9,719       136,163
Triarc Companies, Inc. ...............      6,351        94,376
                                                    -----------
                                                        558,672
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.1%
Dillards, Inc. (Class A)..............     16,606       388,913
Saks, Inc. (a)........................     30,569       579,894
                                                    -----------
                                                        968,807
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (DISCOUNTERS) -- 0.9%
99 Cents Only Stores (a)..............     11,391   $   144,780
Big Lots, Inc. (a)....................     27,976       370,402
Dress Barn, Inc. (a)..................      5,016       113,512
ShopKo Stores, Inc. (a)...............      6,837       166,207
                                                    -----------
                                                        794,901
                                                    -----------
RETAIL (SPECIALTY) -- 1.8%
Borders Group, Inc. ..................     17,664       447,076
Casey's General Stores, Inc. .........     11,466       227,256
Insight Enterprises, Inc. (a).........     11,806       238,245
Nautilus Group, Inc. .................      7,500       213,750
Pier 1 Imports, Inc. .................     19,364       274,775
The Pep Boys  --  Manny, Moe & Jack...     13,548       183,440
                                                    -----------
                                                      1,584,542
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Charming Shoppes, Inc. (a)............     26,004       242,617
The Cato Corp. (Class A)..............      6,999       144,530
                                                    -----------
                                                        387,147
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
Longs Drug Stores Corp. ..............      7,164       308,410
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.1%
Wild Oats Markets, Inc. (a)...........      5,954        68,173
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.9%
Anchor BanCorp Wisconsin, Inc. .......      5,288       160,015
NetBank, Inc. ........................     10,872       101,327
OceanFirst Financial Corp. ...........      2,352        52,944
Washington Federal, Inc. .............     21,008       494,108
                                                    -----------
                                                        808,394
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
DoubleClick, Inc. (a).................     29,019       243,469
ValueVision Media, Inc. (Class A)
  (a).................................      5,988        71,916
                                                    -----------
                                                        315,385
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.6%
NCO Group, Inc. (a)...................      6,904       149,334
PRG Shultz International, Inc. (a)....     12,225        34,474
Quanta Services, Inc. (a).............     24,694       217,307
Service Corp. International (a).......     74,537       597,787
Stewart Enterprises, Inc. (Class A)...     23,015       150,518
TeleTech Holdings, Inc. (a)...........      9,006        73,399
Viad Corp. ...........................      5,406       153,206
                                                    -----------
                                                      1,376,025
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 1.2%
CIBER, Inc. (a).......................     13,734       109,597
eFunds Corp. (a)......................     11,257       202,514
Ingram Micro, Inc. (Class A) (a)......     29,905       468,312
Iomega Corp. (a)......................     12,166        32,240
Keane, Inc. ..........................     12,589       172,469
Safeguard Scientifics, Inc. (a).......     27,760        35,533
                                                    -----------
                                                      1,020,665
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (DATA PROCESSING) -- 0.3%
CSG Systems International, Inc. (a)...     11,926   $   226,356
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.4%
MPS Group, Inc. (a)...................     25,690       242,000
Spherion Corp. (a)....................     14,252        94,063
                                                    -----------
                                                        336,063
                                                    -----------
SHIPPING -- 0.4%
OMI Corp. ............................     20,245       384,858
                                                    -----------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. ....................      8,527       123,300
                                                    -----------
STEEL -- 1.4%
AK Steel Holding Corp. (a)............     24,122       154,622
Allegheny Technologies, Inc. .........     18,574       409,742
The Shaw Group, Inc. (a)..............     18,872       405,937
Worthington Industries, Inc...........     17,299       273,324
                                                    -----------
                                                      1,243,625
                                                    -----------
TELEPHONE -- 0.3%
Cincinnati Bell, Inc. (a).............     59,831       257,273
                                                    -----------
TEXTILES (APPAREL) -- 0.5%
Russell Corp. ........................      7,049       144,152
Tommy Hilfiger Corp. (a)..............     22,406       308,307
                                                    -----------
                                                        452,459
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A) (a).........     10,520        84,686
                                                    -----------
TEXTILES (SPECIALTY) -- 0.1%
Unifi, Inc. (a).......................     11,814        50,091
Wellman, Inc. ........................      7,411        75,518
                                                    -----------
                                                        125,609
                                                    -----------
TOBACCO -- 0.6%
Loews Corp. ..........................     16,344       544,582
                                                    -----------
TRUCKING -- 0.3%
Werner Enterprises, Inc. .............     13,810       271,228
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a).................................      3,947        47,364
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $83,674,868)..................               88,422,388
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $55,316).................     55,316        55,316
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $83,730,184)..................               88,477,704
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                  105,723
                                                    -----------
NET ASSETS -- 100.0%..................              $88,583,427
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
FINLAND -- 1.2%
Nokia OYJ ADR........................     77,992   $  1,297,787
                                                   ------------
FRANCE -- 2.3%
TotalFinaElf S.A. ADR................     20,849      2,436,206
                                                   ------------
GERMANY -- 1.0%
Siemens AG ADR.......................     14,706      1,068,391
                                                   ------------
ITALY -- 1.1%
Eni SpA ADR..........................      8,936      1,145,595
                                                   ------------
JAPAN -- 1.8%
Toyota Motor Corp. ADR...............     27,161      1,941,740
                                                   ------------
NETHERLANDS -- 3.1%
ING Groep N.V. ADR...................     34,901        978,973
Royal Dutch Petroleum Co. (N.Y.
  Shares)............................     36,605      2,375,664
                                                   ------------
TOTAL NETHERLANDS....................                 3,354,637
                                                   ------------
SOUTH KOREA -- 1.1%
Samsung Electronics Co. Ltd.
  GDR (1)............................      4,800      1,148,400
                                                   ------------
SWITZERLAND -- 6.4%
Nestle S.A...........................      7,148      1,827,819
Novartis AG ADR......................     43,757      2,075,832
Roche Holding AG.....................     12,446      1,573,822
UBS AG...............................     17,987      1,400,288
                                                   ------------
TOTAL SWITZERLAND....................                 6,877,761
                                                   ------------
UNITED KINGDOM -- 16.1%
AstraZeneca PLC ADR..................     28,698      1,184,080
Barclays PLC ADR.....................     28,387      1,133,777
BP PLC ADR...........................     62,358      3,889,892
GlaxoSmithKline PLC ADR..............     51,591      2,502,679
HBOS PLC.............................     69,000      1,064,437
HSBC Holdings PLC ADR................     39,473      3,144,024
Royal Bank of Scotland Group PLC.....     56,165      1,697,631
Vodafone Group PLC ADR...............    105,244      2,559,534
                                                   ------------
TOTAL UNITED KINGDOM.................                17,176,054
                                                   ------------
UNITED STATES -- 65.8%
Abbott Laboratories..................     27,393      1,342,531
Altria Group, Inc....................     36,112      2,335,002
American International Group, Inc....     40,295      2,341,140

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Bank of America Corp.................     71,065   $  3,241,275
BellSouth Corp.......................     32,253        856,962
ChevronTexaco Corp...................     35,277      1,972,690
Cisco Systems, Inc. (a)..............    115,835      2,213,607
Citigroup, Inc.......................     91,250      4,218,487
ConocoPhillips.......................     22,343      1,284,499
Dell, Inc. (a).......................     38,466      1,519,792
Exxon Mobil Corp.....................    113,489      6,522,213
General Electric Co..................    185,980      6,444,207
Intel Corp...........................    111,260      2,899,436
International Business Machines
  Corp...............................     29,257      2,170,869
J.P. Morgan Chase & Co...............     62,648      2,212,727
Johnson & Johnson, Inc...............     52,168      3,390,920
Merck & Co., Inc.....................     38,984      1,200,707
Microsoft Corp.......................    170,272      4,229,556
Morgan Stanley.......................     17,417        913,870
PepsiCo, Inc.........................     29,596      1,596,112
Pfizer, Inc..........................    132,490      3,654,074
SBC Communications, Inc..............     58,368      1,386,240
Telefonica S. A......................     25,644      1,253,992
The Coca-Cola Co.....................     39,156      1,634,763
The Procter & Gamble Co..............     44,422      2,343,260
The Walt Disney Co...................     36,018        906,933
Time Warner, Inc. (a)................     77,594      1,296,596
Verizon Communications, Inc..........     48,696      1,682,447
Wal-Mart Stores, Inc.................     46,009      2,217,634
Wyeth................................     23,509      1,046,151
                                                   ------------
TOTAL UNITED STATES..................                70,328,692
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $104,849,038)................               106,775,263
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $100)...................        100            100
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $104,849,138)................               106,775,363
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   128,317
                                                   ------------
NET ASSETS -- 100.0%.................              $106,903,680
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.005% of net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1) = Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of June 30, 2005, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
JUNE 30, 2005
--------------------------------------------------------------------------------

                                       PERCENT OF
INDUSTRY                               NET ASSETS      VALUE
--------                               ----------      -----
Automobiles........................        1.8%     $  1,941,740
Banks (Money Center)...............        6.0         6,385,299
Banks (Regional)...................        2.6         2,831,408
Beverages (Non-Alcoholic)..........        1.5         1,634,763
Broadcasting (TV, Radio & Cable)...        6.0         6,444,207
Cellular/Wireless
  Telecommunications...............        2.4         2,559,534
Communications Equipment...........        1.2         1,297,787
Computers (Hardware)...............        3.4         3,690,661
Computers (Networking).............        2.1         2,213,607
Computer Software/Services.........        4.0         4,229,556
Electrical Equipment...............        1.0         1,068,391
Electronics (Semiconductors).......        3.8         4,047,836
Entertainment......................        2.1         2,203,529
Financial (Diversified)............        7.9         8,409,521
Foods..............................        3.2         3,423,931
Health Care (Diversified)..........        4.4         4,733,451
Health Care
  (Drugs/Pharmaceuticals)..........       12.4        13,237,345
Household Products (Non-Durable)...        2.2         2,343,260
Insurance (Life/Health)............        0.9           978,973
Insurance (Multi-Line).............        2.2         2,341,140
Investment Management..............        1.3         1,400,288
Oil (International Integrated).....       18.4        19,626,759
Retail (General Merchandising
  Chain)...........................        2.1         2,217,634
Telephone..........................        4.8         5,179,641
Tobacco............................        2.2         2,335,002
Money Market Fund..................        0.0(a)            100
                                          ----      ------------
TOTAL..............................       99.9%     $106,775,363
                                          ====      ============

(a) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.5%
REAL ESTATE INVESTMENT TRUST -- 99.5%
Acadia Realty Trust................       77,663   $  1,448,415
Affordable Residential
  Communities......................       82,851      1,106,061
Alexandria Real Estate Equities,
  Inc. ............................       59,308      4,356,173
AMB Property Corp. ................      231,423     10,050,701
Amli Residential Properties
  Trust............................       71,178      2,225,024
Apartment Investment & Management
  Co. (Class A)....................      264,919     10,840,485
Archstone-Smith Trust..............      559,220     21,597,076
Arden Realty, Inc. ................      186,718      6,718,114
Associated Estates Realty Corp. ...       48,201        444,895
Avalonbay Communities, Inc. .......      203,607     16,451,446
Bedford Property Investors,
  Inc. ............................       42,600        980,652
BioMed Realty Trust, Inc. .........      124,683      2,973,690
Boston Properties, Inc. ...........      308,997     21,629,790
Boykin Lodging Co. (a).............       48,722        652,875
Brandywine Realty Trust............      149,893      4,594,220
BRE Properties, Inc. (Class A).....      142,175      5,950,024
Camden Property Trust..............      144,794      7,782,677
CarrAmerica Realty Corp. ..........      152,176      5,505,728
Catellus Development Corp. ........      245,767      8,061,158
CBL & Associates Properties,
  Inc. ............................      166,422      7,167,795
Cedar Shopping Center, Inc. .......       56,154        828,271
CenterPoint Properties Corp. ......      135,123      5,715,703
Colonial Properties Trust..........      108,982      4,795,208
Corporate Office Properties
  Trust............................       95,126      2,801,461
Cousins Properties, Inc. ..........      109,604      3,242,086
Crescent Real Estate Equities
  Co. .............................      278,216      5,216,550
CRT Properties, Inc. ..............       87,411      2,386,320
Developers Diversified Realty
  Corp. ...........................      303,541     13,950,744
Digital Realty Trust, Inc. ........       59,994      1,042,696
Duke Realty Corp. .................      400,061     12,665,931
EastGroup Properties, Inc. ........       61,355      2,583,659
Education Realty Trust, Inc. (a)...       61,689      1,128,909
Equity Inns, Inc. .................      147,807      1,965,833
Equity Lifestyle Properties,
  Inc. ............................       58,833      2,339,200
Equity Office Properties Trust.....    1,138,259     37,676,373
Equity One, Inc. ..................      101,699      2,308,567
Equity Residential.................      784,373     28,880,614
Essex Property Trust, Inc. ........       58,644      4,870,971
Federal Realty Investment Trust....      146,824      8,662,616
FelCor Lodging Trust, Inc. (a).....      130,854      1,894,766
First Industrial Realty Trust,
  Inc. ............................      115,420      4,605,258
Gables Residential Trust...........       81,942      3,542,353
General Growth Properties, Inc. ...      625,149     25,687,372
Glenborough Realty Trust, Inc. ....      100,945      2,078,458
Glimcher Realty Trust..............       99,369      2,757,490
Global Signal, Inc. ...............       49,500      1,863,675
GMH Communities Trust..............       84,980      1,176,973
Heritage Property Investment
  Trust............................       74,483      2,608,395
Highwoods Properties, Inc. ........      150,093      4,466,768
Home Properties of New York,
  Inc. ............................       88,180      3,793,504
Hospitality Properties Trust.......      186,471      8,217,777
Host Marriott Corp. ...............      911,715     15,955,012
HRPT Properties Trust..............      559,333      6,952,509
Innkeepers USA Trust...............      118,561      1,771,301
Kilroy Realty Corp. ...............       79,538      3,777,260

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Kimco Realty Corp. ................      268,948   $ 15,843,727
Kite Realty Group Trust............       53,642        804,630
LaSalle Hotel Properties...........       83,859      2,751,414
Liberty Property Trust.............      237,033     10,502,932
Macerich Co. ......................      165,533     11,098,988
Mack-Cali Realty Corp. ............      172,043      7,793,548
Maguire Properties, Inc. ..........      103,886      2,944,129
MeriStar Hospitality Corp. (a).....      244,224      2,100,326
Mid-America Apartment Communities,
  Inc. ............................       57,058      2,591,574
Mills Corp. .......................      150,160      9,128,226
New Plan Excel Realty Trust........      286,260      7,777,684
Pan Pacific Retail Properties,
  Inc. ............................      113,762      7,551,522
Parkway Properties, Inc. ..........       39,407      1,970,744
Pennsylvania Real Estate Investment
  Trust............................       94,181      4,473,597
Post Properties, Inc. .............      111,319      4,019,729
Prentiss Properties Trust..........      126,459      4,608,166
ProLogis...........................      514,844     20,717,323
PS Business Parks, Inc. ...........       45,928      2,041,500
Public Storage, Inc. ..............      247,595     15,660,384
Ramco-Gershenson Properties
  Trust............................       47,063      1,378,005
Reckson Associates Realty Corp. ...      225,434      7,563,311
Regency Centers Corp. .............      170,418      9,747,910
Saul Centers, Inc. ................       29,749      1,081,376
Shurgard Storage Centers, Inc.
  (Class A)........................      128,655      5,912,984
Simon Property Group, Inc. ........      618,770     44,854,637
SL Green Realty Corp. .............      113,747      7,336,681
Sovran Self Storage, Inc. .........       44,211      2,009,832
Strategic Hotel Capital, Inc. .....       84,100      1,513,800
Sun Communities, Inc. .............       53,113      1,975,272
Tanger Factory Outlet Centers,
  Inc. ............................       76,808      2,068,439
Taubman Centers, Inc. .............      130,975      4,464,938
Town & Country Trust...............       45,788      1,305,416
Trizec Properties, Inc. ...........      258,814      5,323,804
U-Store-It Trust...................       77,801      1,482,109
United Dominion Realty Trust,
  Inc. ............................      370,994      8,922,406
Vornado Realty Trust...............      329,613     26,500,885
Washington Real Estate Investment
  Trust............................      116,929      3,648,185
Weingarten Realty Investors........      222,366      8,721,194
Winston Hotels, Inc. ..............       73,777        830,729
                                                   ------------
                                                    655,769,638
                                                   ------------
TOTAL COMMON STOCKS --
  (cost $563,688,512)..............                 655,769,638
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $534,040).......      534,040        534,040
                                                   ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $564,222,552)..............                 656,303,678
OTHER ASSETS AND
  LIABILITIES -- 0.4%..............                   2,919,221
                                                   ------------
NET ASSETS -- 100.0%...............                $659,222,899
                                                   ============

(a) Non-income producing security
See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 3.2%
Motorola, Inc. .......................     53,493   $   976,782
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 9.8%
Avaya, Inc. (a).......................     66,521       553,455
Nokia OYJ ADR.........................     60,011       998,583
Nortel Networks Corp. (a).............    285,284       744,591
QUALCOMM, Inc. .......................     21,131       697,534
                                                    -----------
                                                      2,994,163
                                                    -----------
COMPUTERS (HARDWARE) -- 14.1%
Dell, Inc. (a)........................     21,927       866,336
Hewlett-Packard Co. ..................     43,440     1,021,274
International Business
Machines Corp. .......................      9,454       701,487
Juniper Networks, Inc. (a)............     34,247       862,339
Network Appliance, Inc. (a)...........     30,232       854,659
                                                    -----------
                                                      4,306,095
                                                    -----------
COMPUTERS (NETWORKING) -- 5.5%
Accenture Ltd. Bermuda (Class A)
  (a).................................     33,289       754,662
Cisco Systems, Inc. (a)...............     47,865       914,700
                                                    -----------
                                                      1,669,362
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.9%
EMC Corp. (a).........................     64,027       877,810
                                                    -----------
COMPUTER SOFTWARE/ SERVICES -- 31.9%
Computer Associates
International, Inc. ..................     30,165       828,934
eBay, Inc. (a)........................     15,899       524,826
Electronic Arts, Inc. (a).............     15,207       860,868
Google, Inc. (Class A) (a)............      4,662     1,371,327
Intuit, Inc. (a)......................     20,876       941,716
Microsoft Corp. ......................     33,947       843,244
Oracle Corp. (a)......................     65,331       862,369
SAP AG ADR............................     21,126       914,756
Seagate Technology (a)................     54,394       954,615
Symantec Corp. (a)....................     37,058       805,641
Yahoo!, Inc. (a)......................     24,590       852,044
                                                    -----------
                                                      9,760,340
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (COMPONENT
  DISTRIBUTION) -- 2.8%
Flextronics International Ltd. (a)....     64,780   $   855,744
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 16.0%
Broadcom Corp. (Class A) (a)..........     29,177     1,036,075
Intel Corp. ..........................     40,441     1,053,893
Maxim Integrated Products, Inc. ......     20,263       774,249
NVIDIA Corp. (a)......................     35,101       937,899
Texas Instruments, Inc. ..............     38,815     1,089,537
                                                    -----------
                                                      4,891,653
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.9%
Applied Materials, Inc. ..............     54,098       875,306
                                                    -----------
RETAIL (SPECIALTY) -- 2.4%
Amazon.com, Inc. (a)..................     22,703       751,015
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.6%
Electronic Data Systems Corp. ........     41,240       793,870
                                                    -----------
SERVICES (DATA PROCESSING) -- 5.7%
Automatic Data Processing, Inc. ......     20,694       868,526
First Data Corp. .....................     21,819       875,815
                                                    -----------
                                                      1,744,341
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $36,746,591)..................               30,496,481
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $51,935).................     51,935        51,935
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $36,798,526)..................               30,548,416
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                   (2,030)
                                                    -----------
NET ASSETS -- 100.0%..................              $30,546,386
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 1.2%
General Dynamics Corp. ..............      1,306   $    143,059
Goodrich Corp. ......................      1,627         66,642
Kaman Corp. (Class A)................      2,772         50,007
L-3 Communications Holdings, Inc. ...      1,190         91,130
Lockheed Martin Corp. ...............      2,690        174,500
Northrop Grumman Corp. ..............      2,854        157,684
Precision Castparts Corp. ...........        918         71,512
Rockwell Collins, Inc. ..............      1,888         90,020
The Boeing Co. ......................      5,899        389,334
                                                   ------------
                                                      1,233,888
                                                   ------------
AGRICULTURE -- 0.1%
Monsanto Co. ........................      2,369        148,939
                                                   ------------
AIRLINES -- 0.2%
AMR Corp.(a).........................      2,566         31,074
Expeditors International of
  Washington, Inc. ..................      1,491         74,267
JetBlue Airways Corp. ...............      1,925         39,347
Southwest Airlines Co. ..............      6,869         95,685
                                                   ------------
                                                        240,373
                                                   ------------
ALUMINUM -- 0.2%
Alcoa, Inc. .........................      7,393        193,179
                                                   ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ......................     16,061        164,465
General Motors Corp. ................      4,332        147,288
Harley-Davidson, Inc. ...............      2,739        135,854
                                                   ------------
                                                        447,607
                                                   ------------
AUTO PARTS & EQUIPMENT -- 0.3%
Dana Corp. ..........................      3,587         53,841
Delphi Corp. ........................      9,476         44,063
Federal Signal Corp. ................      3,094         48,266
Gentex Corp.(a)......................      3,060         55,692
Lear Corp. ..........................      1,224         44,529
Modine Manufacturing, Co. ...........      1,808         58,869
The Goodyear Tire & Rubber Co.(a)....      2,932         43,687
                                                   ------------
                                                        348,947
                                                   ------------
BANKS (MAJOR REGIONAL) -- 4.7%
Arrow Financial Corp. ...............      2,148         59,800
Bank Granite Corp. ..................      3,656         69,976
BB&T Corp. ..........................      4,114        164,437
Berkshire Hill Bancorp, Inc. ........      1,604         53,445
Capitol Bancorp LTD. ................      1,775         59,658
Columbia Bank Systems Inc. ..........      2,384         58,694
Commerce Bancorp, Inc. ..............      1,989         60,287
Commercial Bankshares, Inc. .........      1,543         59,884
Community Banks Inc. Millersburg.....      2,541         65,863
CVB Financial Corp. .................      3,572         70,297
ESB Financial Corp. .................      3,112         40,923
Farmers Capital Bank Corp. ..........      1,982         68,656
Fifth Third Bancorp..................      3,738        154,043
First Bancorp N. C...................      2,596         57,449
First Commonwealth Financial Corp.
  Pa.................................      5,721         78,378
First Merchants Corp. ...............      2,681         66,623
FNB Corp. ...........................      2,416         67,648
Foothill Independent Bancorp.........      2,300         46,083

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Hibernia Corp. ......................      1,993   $     66,128
Horizon Financial Corp. .............      2,642         58,652
Independent Bank Corp. ..............      1,853         52,273
Integra Bank Corp. ..................      3,053         69,059
KeyCorp. ............................      3,092        102,500
Lakeland Financial Corp. ............      1,637         66,593
MASSBANK Corp. ......................      2,234         77,408
Mellon Financial Corp. ..............      3,769        108,133
National City Corp. .................      4,025        137,333
National Penn Bancshares, Inc. ......      2,774         69,294
NewAlliance Bancshares, Inc. ........      5,011         70,404
North Fork Bancorporation, Inc. .....      4,023        113,006
Northern Trust Corp. ................      2,040         93,004
OceanFirst Financial Corp. ..........      2,766         62,263
Omega Financial Corp. ...............      2,233         69,335
PennRock Financial Services Corp. ...      1,805         64,781
People's Bank........................      2,673         80,831
PNC Financial Services Group.........      1,939        105,598
Renasant Corp. ......................      2,079         63,950
Republic Bancorp, Inc. ..............      4,914         73,612
Sandy Spring Bancorp, Inc. ..........      1,892         66,277
Simmons First National Corp. ........      2,540         68,859
Sound Federal Bancorp, Inc. .........      3,461         55,930
Sovereign Bancorp, Inc. .............      4,138         92,443
SunTrust Banks, Inc. ................      2,381        172,003
TD Banknorth Inc. ...................      1,984         59,123
The Bank of New York Co., Inc. ......      6,133        176,508
TrustCo Bank Corp. NY................      5,560         72,614
U.S. Bancorp.........................     13,895        405,734
UCBH Holdings, Inc. .................      3,034         49,272
Umpqua Holdings Corp. ...............      3,154         74,245
United Community Banks, Inc. ........      2,526         65,726
Wells Fargo & Co. ...................     12,128        746,842
                                                   ------------
                                                      5,011,877
                                                   ------------
BANKS (MONEY CENTER) -- 2.3%
Bank of America Corp. ...............     29,972      1,367,023
Donaldson Co., Inc. .................      2,243         68,030
Harsco Corp. ........................        948         51,713
IEDX Corp. ..........................      1,786         68,957
Ingersoll Rand Company Limited.......      1,568        111,877
Joy Global Inc. .....................      1,433         48,135
Pall Corp. ..........................      2,448         74,321
Pentair Inc..........................      1,428         61,133
Wachovia Corp. ......................     11,639        577,294
Watts Industries, Inc. (Class A).....      1,722         57,670
                                                   ------------
                                                      2,486,153
                                                   ------------
BANKS (REGIONAL) -- 0.2%
American Pwr Conversion Corp. .......      2,564         60,485
Energizer Hldgs Inc. ................      1,024         63,662
Hubbell Inc. ........................      1,219         53,758
                                                   ------------
                                                        177,905
                                                   ------------
BEVERAGES (ALCOHOLIC) -- 1.5%
Anheuser-Busch Cos., Inc. ...........      5,466        250,069
Bj Svcs Co. .........................      1,553         81,501
Ensco Intl Inc. .....................      1,882         67,282
Globalsantafe Corporation............      2,198         89,678
Grant Prideco Inc. ..................      2,243         59,327

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Grey Wolf, Inc.(a)...................      6,478   $     48,002
Nabors Industries Ltd................      1,487         90,142
National Oilwell Varco
  Incorporated.......................      1,764         83,861
Noble Corporation....................      1,397         85,929
Patterson UTI Energy, Inc.(a)........      2,336         65,011
Rowan Cos Inc........................      1,948         57,875
Schlumberger Ltd.....................      4,361        331,174
Superior Energy Services, Inc.(a)....      2,732         48,630
Transocean, Inc. ....................      2,876        155,218
Weatherford Intl Ltd.................      1,323         76,708
                                                   ------------
                                                      1,590,407
                                                   ------------
BEVERAGES (NON-ALCOHOLIC) -- 0.9%
Coca-Cola Enterprises, Inc. .........      3,279         72,171
Constellation Brands, Inc. (Class
  A)(a)..............................      2,340         69,030
Fastenal Co. ........................      1,026         62,853
The Coca-Cola Co. ...................     16,796        701,233
The Pepsi Bottling Group, Inc. ......      2,260         64,658
                                                   ------------
                                                        969,945
                                                   ------------
BIOTECHNOLOGY -- 2.0%
AFFYMETRIX, Inc. ....................        941         50,748
Amgen, Inc.(a).......................     10,099        610,586
Biogen Idec, Inc.(a).................      3,248        111,894
Boston Scientific Corp.(a)...........      5,324        143,748
Celgene Corp. .......................      1,824         74,364
Cephalon, Inc. ......................      1,280         50,957
Chiron Corp. ........................      1,668         58,197
Genentech, Inc.(a)...................      3,833        307,713
Genzyme Corp.(a).....................      2,224        133,640
Gilead Sciences, Inc.(a).............      3,973        174,772
Human Genome Sciences, Inc.(a).......      3,535         40,935
ImClone Systems Inc.(a)..............      1,149         35,585
Invitrogen Corp. ....................        766         63,800
MedImmune, Inc.(a)...................      3,173         84,783
Millennium Pharmaceuticals, Inc. ....      5,363         49,715
Neurocrine Biosciences, Inc.(a)......      1,121         47,149
Techne Corp.(a)......................      1,051         48,251
                                                   ------------
                                                      2,086,837
                                                   ------------
BROADCASTING (TV, RADIO & CABLE) -- 3.7%
Cablevision Systems New York Group
  (Class A) (a)......................      2,416         77,795
Clear Channel Communications,
  Inc. ..............................      4,642        143,577
Comcast Corp. (Class A)(a)...........     17,608        540,566
EchoStar Communications Corp. (Class
  A)(a)..............................      2,719         81,978
General Electric Co. ................     81,521      2,824,703
Liberty Media Corp. (Class A)(a).....     22,175        225,963
                                                   ------------
                                                      3,894,582
                                                   ------------
BUILDING MATERIALS GROUP -- 0.3%
Crompton Corp. ......................      2,756         38,997
Martin Marietta Materials, Inc. .....      1,069         73,889
Masco Corp. .........................      3,861        122,625
Vulcan Materials Co. ................      1,155         75,064
                                                   ------------
                                                        310,575
                                                   ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.1%
American Tower Corp.(a)..............      2,805         58,961
Citizens Communications Co. .........      5,243         70,466

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Crown Castle International
  Corp.(a)...........................      3,178   $     64,577
Liberty Global, Inc. ................      3,145        146,777
MCI, Inc. ...........................      2,538         65,252
Motorola, Inc. ......................     19,545        356,892
Nextel Communications, Inc. (Class
  A)(a)..............................      8,792        284,069
NII Holdings, Inc. ..................        769         49,170
SpectraSite, Inc. ...................        751         55,897
Western Wireless Corp.(a)............        997         42,173
                                                   ------------
                                                      1,194,234
                                                   ------------
CHEMICALS -- 1.1%
Air Products and Chemicals, Inc. ....      1,974        119,032
E. I. du Pont de Nemours & Co. ......      7,711        331,650
Eastman Chemical Co. ................      1,150         63,423
Lyondell Chemical Co. ...............      2,575         68,031
Praxair, Inc. .......................      3,012        140,359
Rohm & Haas Co. .....................      1,702         78,871
The Dow Chemical Co. ................      7,702        342,970
                                                   ------------
                                                      1,144,336
                                                   ------------
CHEMICALS (DIVERSIFIED) -- 0.3%
Ecolab, Inc. ........................      2,351         76,078
Engelhard Corp. .....................      2,015         57,528
Fisher Scientific International,
  Inc.(a)............................      1,198         77,750
PPG Industries, Inc. ................      1,664        104,433
                                                   ------------
                                                        315,789
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.2%
3Com Corp. ..........................     10,400         37,856
ADC Telecommunications Inc. .........      1,924         41,885
Andrew Corp.(a)......................      3,152         40,220
Avaya, Inc.(a).......................      5,265         43,805
Comverse Technology, Inc. ...........      2,352         55,625
Corning, Inc.(a).....................     12,001        199,457
Harris Corp. ........................      1,878         58,612
JDS Uniphase Corp.(a)................     22,022         33,473
Juniper Networks, Inc.(a)............      4,550        114,569
Lucent Technologies, Inc. ...........     40,052        116,551
QUALCOMM, Inc. ......................     13,105        432,596
Scientific Atlanta, Inc. ............      1,802         59,953
Tellabs, Inc.(a).....................      6,114         53,192
                                                   ------------
                                                      1,287,794
                                                   ------------
COMPUTERS (HARDWARE) -- 2.5%
Apple Computer, Inc.(a)..............      6,771        249,241
Dell, Inc.(a)........................     17,389        687,039
Hewlett-Packard Co. .................     23,433        550,910
International Business Machines
  Corp. .............................     13,019        966,010
NCR Corp.(a).........................      2,037         71,539
Sun Microsystems, Inc.(a)............     32,148        119,912
                                                   ------------
                                                      2,644,651
                                                   ------------
COMPUTERS (NETWORKING) -- 0.9%
Cisco Systems, Inc.(a)...............     52,332      1,000,065
                                                   ------------
COMPUTERS (PERIPHERALS) -- 0.7%
Avid Technology, Inc.(a).............        728         38,788
EMC Corp.(a).........................     20,305        278,382
Lexmark International, Inc.(a).......      1,247         80,843
NVIDIA Corp..........................      1,825         48,764
SanDisk Corp.(a).....................      2,107         49,999

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Seagate Technology(a)................      2,502   $     43,910
Sterling Financial Corp. ............      3,156         67,254
Storage Technology Corp.(a)..........      1,650         59,878
Western Digital Corp.(a).............      2,847         38,207
                                                   ------------
                                                        706,025
                                                   ------------
COMPUTER SOFTWARE/SERVICES -- 4.5%
Activision, Inc. ....................      2,689         44,422
ADOBE Systems, Inc. .................      4,444        127,187
Affiliated Computer Services,
  Inc. ..............................      1,291         65,970
Autodesk, Inc. ......................      2,328         80,013
BEA Systems, Inc.(a).................      6,167         54,146
BMC Software, Inc. ..................      3,015         54,119
Cadence Design Systems, Inc. ........      4,145         56,621
Citrix Systems, Inc.(a)..............      2,595         56,208
Computer Associates International,
  Inc. ..............................      4,442        122,066
Compuware Corp. .....................      6,632         47,684
EarthLink, Inc.(a)...................      4,286         37,117
eBay, Inc.(a)........................      8,148        268,966
Electronic Arts Inc.(a)..............      2,597        147,016
Google, Inc. ........................      1,349        396,808
Intuit, Inc.(a)......................      1,951         88,010
Macromedia, Inc.(a)..................      1,097         41,927
McAfee, Inc. ........................      1,997         52,282
Mercury Interactive Corp. ...........      1,265         48,525
Microsoft Corp. .....................     75,744      1,881,481
Network Appliance, Inc.(a)...........      3,562        100,698
Novell, Inc. ........................      6,119         37,938
Oracle Corp.(a)......................     32,574        429,977
Parametric Technology Corp.(a).......      6,993         44,615
Red Hat, Inc.(a).....................      3,009         39,418
Siebel Systems, Inc.(a)..............      5,976         53,186
Surewest Communications..............      1,704         43,708
Symantec Corp.(a)....................      6,358        138,223
Synopsys, Inc. ......................      2,960         49,343
Unisys Corp.(a)......................      5,869         37,151
VERITAS Software Corp.(a)............      4,193        102,309
                                                   ------------
                                                      4,747,134
                                                   ------------
CONSUMER FINANCE -- 0.6%
Capital One Financial Corp. .........      2,055        164,420
H&R Block, Inc. .....................      1,388         80,990
MBNA Corp. ..........................      9,718        254,223
SLM Corp. ...........................      3,595        182,626
                                                   ------------
                                                        682,259
                                                   ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Crown Holdings, Inc.(a)..............      2,675         38,065
Owens-Illinois, Inc.(a)..............      2,102         52,655
                                                   ------------
                                                         90,720
                                                   ------------
CONTAINERS/PACKAGING (PAPER) -- 0.2%
Longview Fibre, Co. .................      2,232         45,868
Pactiv Corp. ........................      2,576         55,590
Sealed Air Corp.(a)..................      1,270         63,233
Temple-Inland, Inc. .................      1,388         51,564
                                                   ------------
                                                        216,255
                                                   ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
AmerisourceBergen Corp. .............      1,191         82,358
Cardinal Health, Inc. ...............      3,731        214,831

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
McKesson Corp. ......................      2,702   $    121,022
SUPERVALU, Inc. .....................      1,801         58,731
Sysco Corp. .........................      5,499        199,009
                                                   ------------
                                                        675,951
                                                   ------------
ELECTRIC COMPANIES -- 3.1%
Allegheny Energy, Inc. ..............      2,137         53,895
Ameren Corp. ........................      1,741         96,277
American Electric Power Co., Inc. ...      3,488        128,603
Central Vermont Public Service.......      2,960         54,760
CMS Energy Corp.(a)..................      3,431         51,671
Constellation Energy Group, Inc. ....      1,751        101,015
Dominion Resources, Inc. ............      2,585        189,713
Duke Energy Corp. ...................      7,323        217,713
Edison International.................      2,928        118,730
Energy East Corp. ...................      2,813         81,521
Entergy Corp. .......................      1,801        136,066
Exelon Corp. ........................      5,378        276,053
FirstEnergy Corp. ...................      2,721        130,907
FPL Group, Inc. .....................      2,812        118,273
Green Mountain Power Corp. ..........      2,083         62,157
MGE Energy, Inc. ....................      1,936         70,432
Northeast Utilities..................      3,636         75,847
NRG Energy, Inc. ....................      1,407         52,903
Pepco Holdings, Inc. ................      3,636         87,046
PG&E Corp. ..........................      3,747        140,662
PPL Corp. ...........................      1,914        113,653
Public Service Enterprise Group,
  Inc. ..............................      2,100        127,722
Questar Corp. .......................      1,169         77,037
TECO Energy, Inc. ...................      3,976         75,186
The AES Corp.(a).....................      6,324        103,587
The Southern Co. ....................      5,245        181,844
TXU Corp. ...........................      2,395        199,001
Unitil Corp. ........................      2,401         64,827
Xcel Energy, Inc. ...................      5,245        102,382
                                                   ------------
                                                      3,289,483
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.3%
Cooper Industries Ltd. ..............      1,124         71,824
Emerson Electric Co. ................      3,292        206,178
Rockwell Automation, Inc. ...........      1,672         81,443
                                                   ------------
                                                        359,445
                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
Arrow Electronics, Inc.(a)...........      1,986         53,940
Avnet, Inc.(a).......................      2,283         51,436
CDW Corp. ...........................        977         55,777
Sanmina-SCI Corp.(a).................      8,155         44,608
Solectron Corp.(a)...................     13,123         49,736
                                                   ------------
                                                        255,497
                                                   ------------
ELECTRONICS (DEFENSE) -- 0.1%
Raytheon Co. ........................      3,924        153,507
                                                   ------------
ELECTRONICS (INSTRUMENT) -- 0.6%
Agilent Technologies, Inc.(a)........      4,424        101,841
AMPHENOL Corp.(a)....................      1,260         50,614
Broadcom Corp. (Class A)(a)..........      2,546         90,408
Intersil Corp. ......................      2,649         49,722
Molex, Inc. .........................      2,131         55,491
PerkinElmer, Inc. ...................      2,477         46,815

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Roper Industries, Inc. ..............        768   $     54,812
Symbol Technologies, Inc. ...........      3,514         34,683
Tektronix, Inc. .....................      1,945         45,260
Trimble Navigation LTD(a)............      1,149         44,777
Vishay Intertechnology, Inc. ........      3,492         41,450
Waters Corp. ........................      1,405         52,224
                                                   ------------
                                                        668,097
                                                   ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.6%
Advanced Micro Devices, Inc.(a)......      3,958         68,632
Analog Devices, Inc.(a)..............      3,278        122,302
Freescale Semiconductor, Inc. (Class
  B)(a)..............................      4,186         88,660
Intel Corp. .........................     49,227      1,282,856
International Rectifier Corp. .......      1,008         48,102
KLA-Tencor Corp.(a)..................      1,899         82,986
Lam Research Corp. ..................      1,786         51,687
Linear Technology Corp. .............      2,667         97,852
LSI Logic Corp. .....................      5,633         47,824
Maxim Integrated Products, Inc.......      2,989        114,210
MEMC Electronic Materials, Inc.......      2,524         39,803
Microchip Technology, Inc. ..........      2,207         65,371
Micron Technology, Inc.(a)...........      6,853         69,969
Novellus Systems, Inc. ..............      2,038         50,359
Qlogic Corp. ........................      1,300         40,131
Teradyne, Inc. ......................      3,224         38,591
Texas Instruments, Inc. .............     13,688        384,222
Xilinx, Inc. ........................      3,195         81,473
                                                   ------------
                                                      2,775,030
                                                   ------------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. .........................      1,010         58,166
Jacobs Engineering Group, Inc.(a)....      1,010         56,823
                                                   ------------
                                                        114,989
                                                   ------------
ENTERTAINMENT -- 1.3%
The Walt Disney Co. .................     15,865        399,481
Time Warner, Inc.(a).................     35,338        590,498
Viacom, Inc. (Class B)...............     11,863        379,853
                                                   ------------
                                                      1,369,832
                                                   ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Altera Corp.(a)......................      3,611         71,570
Applied Materials, Inc. .............     14,124        228,526
National Semiconductor Corp. ........      3,562         78,471
                                                   ------------
                                                        378,567
                                                   ------------
FINANCIAL (DIVERSIFIED) -- 6.0%
American Express Co. ................      8,370        445,535
AmeriCredit Corp.(a).................      2,048         52,224
Ameritrade Holding Corp. ............      3,665         68,132
Chicago Merchantile Exchange.........        301         88,946
CIT Group, Inc. .....................      2,191         94,147
Citigroup, Inc. .....................     39,318      1,817,671
Countrywide Financial Corp. .........      4,745        183,205
E*Trade Group, Inc.(a)...............      4,947         69,209
Equity Office Properties Trust.......      3,568        118,101
Fannie Mae...........................      7,641        446,234
Franklin Resources, Inc. ............      1,343        103,384
Freddie Mac..........................      5,388        351,459
GMH Communities Trust................      3,623         50,179

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
J.P. Morgan Chase & Co. .............     26,842   $    948,059
Janus Capital Group, Inc. ...........      3,888         58,476
KNBT Bancorp, Inc. ..................      3,439         51,895
La Quinta Corp.(a)...................      4,932         46,016
Legg Mason, Inc. ....................      1,102        114,729
Moodys Corp. ........................      2,481        111,546
Morgan Stanley.......................      7,754        406,852
Pennsylvania Real Estate Investment
  Trust..............................      1,732         82,270
Plum Creek Timber Co., Inc. .........      2,511         91,149
Providian Financial Corp.(a).........      3,608         63,609
Regions Financial Corp. .............      3,761        127,423
SEI Investments Co. .................      1,618         60,432
State Street Corp.(b)................      2,796        134,907
T. Rowe Price Group, Inc. ...........      1,619        101,349
The St. Joe Co. .....................        880         71,755
Waddell & Reed Financial, Inc. ......      2,780         51,430
                                                   ------------
                                                      6,410,323
                                                   ------------
FOODS -- 1.9%
Archer-Daniels-Midland Co. ..........      5,804        124,090
Brinker International, Inc.(a).......      1,578         63,199
Bunge Limited........................      1,310         83,054
Campbell Soup Co. ...................      2,809         86,433
ConAgra Foods, Inc. .................      5,076        117,560
Dean Foods Co.(a)....................      1,995         70,304
Del Monte Foods Co. .................      5,286         56,930
Delta and Pine Land Co. .............      1,950         48,867
Flowers Foods, Inc.(a)...............      1,536         54,313
General Mills, Inc. .................      3,016        141,119
H.J. Heinz Co. ......................      3,271        115,859
Hershey Foods Corp. .................      1,535         95,324
PepsiCo, Inc. .......................     12,658        682,646
Sara Lee Corp. ......................      7,246        143,543
Treehouse Foods, Inc. ...............        399         11,375
Tyson Foods, Inc. (Class A)..........      3,599         64,062
Whole Foods Market, Inc. ............        598         70,743
                                                   ------------
                                                      2,029,421
                                                   ------------
FOOTWEAR -- 0.1%
NIKE, Inc. (Class B).................      1,558        134,923
                                                   ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. ........      1,896        136,645
MGM Mirage, Inc.(a)..................      1,443         57,114
                                                   ------------
                                                        193,759
                                                   ------------
HARDWARE & TOOLS -- 0.1%
The Black & Decker Corp. ............        869         78,080
                                                   ------------
HEALTH CARE (DIVERSIFIED) -- 2.5%
Abbott Laboratories..................     12,189        597,383
Baxter International, Inc. ..........      5,249        194,738
Bristol-Myers Squibb Co. ............     15,543        388,264
Johnson & Johnson, Inc. .............     22,661      1,472,965
                                                   ------------
                                                      2,653,350
                                                   ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.8%
Allergan, Inc. ......................      1,274        108,596
Barr Pharmaceuticals, Inc. ..........      1,097         53,468
Eli Lilly & Co. .....................      7,737        431,028
Forest Laboratories, Inc.(a).........      3,443        133,760

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Hospira, Inc. .......................      1,882   $     73,398
IVAX Corp. ..........................      2,713         58,329
King Pharmaceuticals, Inc. ..........      4,159         43,337
Merck & Co., Inc. ...................     17,673        544,328
Mylan Laboratories, Inc. ............      3,311         63,704
Omnicare, Inc. ......................      1,413         59,954
Pfizer, Inc. ........................     59,603      1,643,851
Schering-Plough Corp. ...............     12,261        233,695
Sepracor, Inc.(a)....................      1,168         70,092
Watson Pharmaceuticals, Inc. ........      1,638         48,419
Wyeth................................     10,810        481,045
                                                   ------------
                                                      4,047,004
                                                   ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
HCA, Inc. ...........................      3,219        182,421
Tenet Healthcare Corp.(a)............      5,668         69,376
Triad Hospitals, Inc.(a).............        982         53,657
                                                   ------------
                                                        305,454
                                                   ------------
HEALTH CARE (MANAGED CARE) -- 1.3%
CIGNA Corp. .........................      1,183        126,616
Coventry Health Care, Inc.(a)........      1,090         77,117
Express Scripts, Inc. (Class A)(a)...      1,430         71,471
Health Net, Inc.(a)..................      1,646         62,811
Humana, Inc.(a)......................      1,720         68,353
Lincare Holdings, Inc. ..............      1,351         55,175
Manor Care, Inc. ....................      1,305         51,848
Medco Health Solutions, Inc.(a)......      2,486        132,653
PacifiCare Health Systems, Inc.(a)...        913         65,234
Renal Care Group, Inc.(a)............      1,071         49,373
Service Corporation
  International(a)...................      6,228         49,949
UnitedHealth Group, Inc.(a)..........     10,276        535,791
                                                   ------------
                                                      1,346,391
                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.8%
Advanced Medical Optics, Inc. .......      1,209         48,058
Applera Corp. -- Applied Biosystems
  Group..............................      3,337         65,639
Bard C. R., Inc. ....................      1,118         74,358
Bausch & Lomb Inc. ..................        700         58,100
Becton, Dickinson & Co. .............      2,143        112,443
Biomet, Inc. ........................      2,327         80,607
Cytyc Corp. .........................      1,972         43,502
Dade Behring Holdings, Inc.(a).......        895         58,184
Edwards Lifesciences Corp.(a)........      1,170         50,333
Guidant Corp. .......................      2,541        171,009
Henry Schein, Inc.(a)................      1,456         60,453
IMS Health, Inc. ....................      3,017         74,731
Kinetic Concepts, Inc. ..............        775         46,500
Medtronic, Inc. .....................      9,381        485,842
Millipore Corp.(a)...................        954         54,121
St. Jude Medical, Inc.(a)............      3,270        142,605
Stryker Corp. .......................      2,511        119,423
Varian Medical Systems, Inc. ........      1,714         63,984
Zimmer Holdings, Inc.(a).............      2,094        159,500
                                                   ------------
                                                      1,969,392
                                                   ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
Davita, Inc.(a)......................      1,234         56,122
Health Management Associates,
  Inc. ..............................      2,530         66,235
Laboratory Corp. of America
  Holdings...........................      1,457         72,704

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Quest Diagnostics, Inc. .............      1,484   $     79,053
VCA Antech, Inc. ....................      1,847         44,790
WebMD Corp.(a).......................      4,836         49,666
                                                   ------------
                                                        368,570
                                                   ------------
HOMEBUILDING -- 0.5%
C.B. Richard Ellis Group, Inc. ......      1,111         48,728
Centex Corp. ........................      1,279         90,387
D.R. Horton, Inc. ...................      2,926        110,047
KB HOME..............................        906         69,064
Lennar Corp. (Class A)...............      1,326         84,135
Pulte Homes, Inc. ...................      1,039         87,536
The Ryland Group, Inc. ..............        704         53,413
                                                   ------------
                                                        543,310
                                                   ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
American Greetings Corp. (Class
  A)(a)..............................      1,806         47,859
Bassett Furniture Industries,
  Inc. ..............................      2,901         54,713
Beazer Homes USA, Inc. ..............        795         45,434
Harman International Industries,
  Inc. ..............................        775         63,054
Kimball International, Inc. .........      4,232         55,863
Leggett & Platt, Inc. ...............      2,473         65,732
National Presto Industries, Inc. ....        465         20,493
NVR, Inc.(a).........................         73         59,130
Toll Brothers, Inc.(a)...............        546         55,446
Topps Company, Inc. .................      5,730         57,472
Whirlpool Corp. .....................        855         59,944
                                                   ------------
                                                        585,140
                                                   ------------
HOUSEHOLD (NON-DURABLE) -- 1.5%
Church & Dwight Co., Inc. ...........      1,634         59,151
Colgate-Palmolive Co. ...............      4,175        208,374
Kimberly-Clark Corp. ................      3,445        215,623
The Clorox Co. ......................      1,919        106,927
The Procter & Gamble Co. ............     18,830        993,282
                                                   ------------
                                                      1,583,357
                                                   ------------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. ................      1,289        114,463
Newell Rubbermaid, Inc. .............      3,386         80,722
                                                   ------------
                                                        195,185
                                                   ------------
INSURANCE BROKERS -- 0.2%
Aon Corp. ...........................      2,999         75,095
Marsh & McLennan Cos., Inc. .........      4,491        124,401
                                                   ------------
                                                        199,496
                                                   ------------
INSURANCE (LIFE/HEALTH) -- 2.5%
Aetna, Inc. .........................      2,498        206,884
AFLAC, Inc. .........................      4,304        186,277
ALFA Corp. ..........................      4,499         66,225
Ambac Financial Group, Inc. .........      1,190         83,014
Assurant, Inc. ......................      1,966         70,973
Berkshire Hathaway, Inc. ............          7        584,500
Cincinnati Financial Corp. ..........      2,105         83,274
Genworth Financial, Inc. ............      2,965         89,632
Leucadia National Corp. .............      1,293         49,949
Lincoln National Corp. ..............      1,942         91,119
MBIA, Inc. ..........................      1,503         89,143
MetLife, Inc. .......................      3,673        165,065

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MGIC Investment Corp. ...............      1,164   $     75,916
Phoenix Companies, Inc. .............      4,160         49,504
ProAssurance Corp. ..................      1,402         58,548
Radian Group, Inc. ..................      1,370         64,691
Selective Insurance Group, Inc. .....      1,330         65,901
The Principal Financial Group,
  Inc. ..............................      2,936        123,018
UnumProvident Corp. .................      4,135         75,753
WellPoint, Inc.(a)...................      4,773        332,392
                                                   ------------
                                                      2,611,778
                                                   ------------
INSURANCE (MULTI-LINE) -- 1.5%
American International Group,
  Inc. ..............................     17,936      1,042,082
Loews Corp. .........................      1,301        100,828
Prudential Financial, Inc. ..........      4,182        274,590
The Hartford Financial Services
  Group, Inc. .......................      2,389        178,649
                                                   ------------
                                                      1,596,149
                                                   ------------
INSURANCE (PROPERTY/CASUALTY) -- 1.0%
Allmerica Financial Corp.(a).........      1,409         52,260
Fidelity National Financial, Inc. ...      2,061         73,557
SAFECO Corp. ........................      1,502         81,619
The Allstate Corp. ..................      5,050        301,737
The Chubb Corp. .....................      1,569        134,322
The Progressive Corp. ...............      1,490        147,227
The St. Paul Travelers Cos., Inc. ...      5,634        222,712
                                                   ------------
                                                      1,013,434
                                                   ------------
INVESTMENT BANKING/BROKERAGE -- 1.1%
Lehman Brothers Holdings, Inc. ......      2,212        219,607
Merrill Lynch & Co., Inc. ...........      6,539        359,711
The Bear Stearns Cos., Inc. .........        879         91,363
The Charles Schwab Corp. ............     11,049        124,633
The Goldman Sachs Group, Inc. .......      3,195        325,954
                                                   ------------
                                                      1,121,268
                                                   ------------
LEISURE TIME (PRODUCTS) -- 0.2%
Brunswick Corp. .....................      1,442         62,467
Hasbro, Inc. ........................      2,912         60,541
Mattel, Inc. ........................      4,593         84,052
                                                   ------------
                                                        207,060
                                                   ------------
LODGING (HOTELS) -- 1.1%
Bob Evans Farms, Inc. ...............      2,471         57,624
Carnival Corp. ......................      3,597        196,216
Cheesecake Factory, Inc. (The)(a)....      1,846         64,112
GTECH Holdings Corp. ................      1,667         48,743
Hilton Hotels Corp. .................      3,814         90,964
Host Marriott Corp. .................      4,680         81,900
International Game Technology........      3,370         94,865
Marriott International, Inc. (Class
  A).................................      1,662        113,382
Scientific Games Corp.(a)............      1,725         46,454
SCP Pool Corp. ......................      1,388         48,705
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).....................      1,898        111,166
Station Casinos, Inc. ...............        652         43,293
The Steak n Shake Co. ...............      2,498         46,513
Wendys International, Inc. ..........      1,307         62,278
Wynn Resorts Ltd.....................        901         42,590
                                                   ------------
                                                      1,148,805
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MACHINERY (DIVERSIFIED) -- 0.5%
Caterpillar, Inc. ...................      2,709   $    258,195
Deere & Co. .........................      2,104        137,791
Dover Corp. .........................      2,528         91,968
The Timken Co. ......................      2,277         52,599
                                                   ------------
                                                        540,553
                                                   ------------
MANUFACTURING (DIVERSIFIED) -- 1.8%
3M Co. ..............................      5,287        382,250
American Standard Cos., Inc. ........      1,852         77,636
Danaher Corp. .......................      2,288        119,754
Eaton Corp. .........................      1,477         88,472
Honeywell International, Inc. .......      6,457        236,520
Illinois Tool Works, Inc. ...........      1,964        156,491
ITT Industries, Inc. ................        965         94,213
Johnson Controls, Inc. ..............      1,812        102,070
Parker-Hannifin Corp. ...............      1,310         81,233
SPX Corp. ...........................      1,198         55,084
Textron, Inc. .......................      1,241         94,130
Thermo Electron Corp.(a).............      2,391         64,246
United Technologies Corp. ...........      7,062        362,634
                                                   ------------
                                                      1,914,733
                                                   ------------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ................      1,336         70,755
Jabil Circuit, Inc.(a)...............      2,032         62,443
                                                   ------------
                                                        133,198
                                                   ------------
METALS MINING -- 0.6%
Apollo Group, Inc.(a)................      1,467        114,749
Arch Coal, Inc. .....................        872         47,498
Consol Energy, Inc. .................      1,167         62,528
Freeport-McMoRan Copper &
  Gold, Inc. ........................      2,113         79,110
Massey Energy, Co. ..................      1,247         47,037
Newmont Mining Corp. ................      3,872        151,124
Peabody Energy Corp. ................      1,471         76,551
Phelps Dodge Corp. ..................        986         91,205
                                                   ------------
                                                        669,802
                                                   ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.5%
Cascade Natural Gas Corp. ...........      3,367         69,024
Chesapeake Energy Corp.(a)...........      3,220         73,416
Chesapeake Utilities Corp. ..........      2,114         64,583
El Paso Corp. .......................      7,036         81,055
Enterprise Products Partners,
  L.P. ..............................      2,879         77,128
Sempra Energy........................      2,014         83,198
The Williams Cos., Inc. .............      5,705        108,395
                                                   ------------
                                                        556,799
                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Pitney Bowes, Inc. ..................      2,208         96,158
Zebra Technologies Corp. (Class A)...      1,097         48,038
                                                   ------------
                                                        144,196
                                                   ------------
OIL (DOMESTIC INTEGRATED) -- 0.7%
Amerada Hess Corp. ..................        760         80,948
Apache Corp. ........................      2,686        173,516
Marathon Oil Corp. ..................      2,993        159,736
Occidental Petroleum Corp. ..........      3,092        237,867

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Premcor, Inc. .......................        890   $     66,020
Southwestern Energy Co. .............      1,310         61,544
                                                   ------------
                                                        779,631
                                                   ------------
OIL (INTERNATIONAL INTEGRATED) -- 4.0%
ChevronTexaco Corp. .................     15,395        860,888
ConocoPhillips.......................      9,679        556,446
Exxon Mobil Corp. ...................     49,587      2,849,765
Tesoro Petroleum Corp.(a)............        989         46,008
                                                   ------------
                                                      4,313,107
                                                   ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ..................      2,502        128,002
Halliburton Co. .....................      4,240        202,757
                                                   ------------
                                                        330,759
                                                   ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.6%
Anadarko Petroleum Corp. ............      2,030        166,764
Burlington Resources, Inc. ..........      3,287        181,574
Cross Timbers Realty Trust...........      1,364         55,447
Denbury Resources, Inc. .............      1,405         55,877
Devon Energy Corp. ..................      3,970        201,200
Energysouth, Inc. ...................      2,406         66,670
EOG Resources, Inc. .................      2,224        126,323
Kerr-McGee Corp. ....................        790         60,285
Murphy Oil Corp. ....................      1,719         89,783
Newfield Exploration, Co.(a).........      1,689         67,374
Noble Energy, Inc. ..................        921         69,674
Pioneer Natural Resources Co.(a).....      1,628         68,506
Plains Exploration & Production
  Co. ...............................      1,485         52,762
Range Resources Corp. ...............      1,771         47,640
St Mary Land & Exploration Co. ......      1,884         54,598
Ultra Petroleum Corp. ...............      2,041         61,965
Unocal Corp. ........................      2,235        145,387
XTP Energy, Inc. ....................      3,440        116,926
                                                   ------------
                                                      1,688,755
                                                   ------------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Ashland, Inc. .......................        920         66,120
Crosstex Energy LP...................      1,373         52,243
Pacific Energy Partners LP...........      1,980         62,845
Sunoco, Inc. ........................        776         88,216
Valero Energy Corp. .................      2,196        173,725
                                                   ------------
                                                        443,149
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.4%
Georgia-Pacific Corp. ...............      2,497         79,405
International Paper Co. .............      4,396        132,803
MeadWestvaco Corp. ..................      2,868         80,419
Smurfit-Stone Container Corp.(a).....      4,315         43,883
Weyerhaeuser Co. ....................      1,998        127,173
                                                   ------------
                                                        463,683
                                                   ------------
PERSONAL CARE -- 0.5%
Avon Products, Inc. .................      4,057        153,558
The Estee Lauder Cos., Inc. (Class
  A).................................      1,632         63,860
The Gillette Co. ....................      6,991        353,954
                                                   ------------
                                                        571,372
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ...................      3,025   $     81,221
Xerox Corp.(a).......................      9,006        124,193
                                                   ------------
                                                        205,414
                                                   ------------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Reliant Energy, Inc.(a)..............      4,291         53,123
                                                   ------------
PUBLISHING -- 1.1%
Courier Corp. .......................      1,583         60,803
Dex Media, Inc. .....................      2,617         63,881
DIRECTV Group, Inc. (The)............      8,752        135,656
Getty Images, Inc.(a)................        682         50,645
Journal Communications, Inc. ........      3,164         53,155
Lamar Advertising, Co. ..............      1,307         55,901
News Corp. ..........................     20,040        324,247
Radio One, Inc. .....................      2,998         38,165
Sirius Satellite Radio, Inc.(a)......     12,132         78,615
The McGraw-Hill Cos., Inc. ..........      3,345        148,016
Univision Communications, Inc. ......      2,920         80,446
XM Satellite Radio Holdings, Inc. ...      2,304         77,553
                                                   ------------
                                                      1,167,083
                                                   ------------
PUBLISHING (NEWSPAPERS) -- 0.3%
Gannett Co., Inc. ...................      1,862        132,444
The New York Times Co. (Class A).....      2,207         68,748
Tribune Co. .........................      2,196         77,255
                                                   ------------
                                                        278,447
                                                   ------------
RAILROADS -- 0.6%
Burlington Northern Santa Fe
  Corp. .............................      3,225        151,833
CSX Corp. ...........................      2,301         98,161
Forward Air Corp. ...................      1,961         55,438
J.B. Hunt Transport Services,
  Inc. ..............................      2,688         51,878
LandStar Systems, Inc.(a)............      1,962         59,096
Norfolk Southern Corp. ..............      3,867        119,722
Union Pacific Corp. .................      2,139        138,607
                                                   ------------
                                                        674,735
                                                   ------------
REAL ESTATE INVESTMENT TRUST -- 1.8%
Agree Realty Corp. ..................      2,167         65,552
American Financial Reality Trust.....      4,282         65,857
American Land Lease, Inc. ...........      1,970         43,163
Anthracite Capital, Inc. ............      5,437         64,429
Archstone-Smith Trust................      2,691        103,926
Ashford Hospitality Trust Inc. ......      4,790         51,732
Commercial Net Lease Realty, Inc. ...      4,396         89,986
Corporate Office Properties Trust....      2,433         71,652
Correctional Properties Trust........      2,549         72,137
Crescent Real Estate Equities Co. ...      4,068         76,275
Equity Residential...................      2,704         99,561
Friedman Billings Ramsey Group.......      3,058         43,729
General Growth Properties, Inc. .....      2,357         96,849
Glimcher Realty Trust................      2,703         75,008
Highland Hospitality Corp. ..........      4,801         50,171
Homebanc Corporation Georgia.........      4,954         45,032
Innkeepers USA Trust.................      3,968         59,282
Investors Real Estate Trust..........      6,631         64,056
LaSalle Hotel Properties.............      2,009         65,915
National Health Realty, Inc. ........      3,275         60,948
One Liberty Properties, Inc. ........      3,782         78,325

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PMC Commercial Trust.................      5,058   $     66,310
ProLogis.............................      2,242         90,218
Ramco Gershenson Properties Trust....      2,444         71,560
Simon Property Group, Inc. ..........      1,824        132,222
Tanger Factory Outlet Centers,
  Inc. ..............................      2,573         69,291
Urstadt Biddle Properties, Inc. .....      3,648         63,183
                                                   ------------
                                                      1,936,369
                                                   ------------
RESTAURANTS -- 0.6%
Darden Restaurants, Inc. ............      1,861         61,376
McDonald's Corp. ....................      9,914        275,113
Starbucks Corp.(a)...................      3,456        178,537
Yum! Brands, Inc. ...................      2,684        139,783
                                                   ------------
                                                        654,809
                                                   ------------
RETAIL (BUILDING SUPPLIES) -- 0.9%
Lowe's Cos., Inc. ...................      5,660        329,525
The Home Depot, Inc. ................     17,288        672,503
                                                   ------------
                                                      1,002,028
                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. ..................      2,363        161,984
Circuit City Stores, Inc. ...........      2,767         47,841
RadioShack Corp. ....................      1,918         44,440
                                                   ------------
                                                        254,265
                                                   ------------
RETAIL (DEPARTMENT STORES) -- 0.5%
Federated Department Stores, Inc. ...      1,599        117,175
J. C. Penney Co., Inc. ..............      2,336        122,827
Kohl's Corp.(a)......................      2,640        147,602
Nordstrom, Inc. .....................      1,173         79,729
The May Department Stores Co. .......      2,734        109,797
                                                   ------------
                                                        577,130
                                                   ------------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc.(a)....................      3,036         40,197
Dollar General Corp. ................      3,462         70,486
Family Dollar Stores, Inc. ..........      2,087         54,471
Ross Stores, Inc. ...................      1,890         54,640
                                                   ------------
                                                        219,794
                                                   ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.7%
Costco Wholesale Corp. ..............      4,004        179,459
Dollar Tree Stores Inc. .............      1,929         46,296
Limited Brands.......................      3,297         70,622
Neiman Marcus Group, Inc. ...........        450         43,614
Performance Food Group Co.(a)........      1,926         58,184
Sears Holdings Corp.(a)..............        785        117,648
Target Corp. ........................      6,639        361,228
Wal-Mart Stores, Inc. ...............     19,344        932,381
                                                   ------------
                                                      1,809,432
                                                   ------------
RETAIL (SPECIALTY) -- 1.2%
Abercrombie & Fitch Co. .............        949         65,196
Advance Auto Parts, Inc.(a)..........        901         58,160
Amazon.com, Inc.(a)..................      2,879         95,237
American Eagle Outfitters, Inc.(a)...      1,585         48,580
AutoNation, Inc.(a)..................      3,053         62,648
AutoZone, Inc.(a)....................        669         61,856
Bed Bath & Beyond, Inc.(a)...........      2,813        117,527
Chicos FAS, Inc.(a)..................      1,861         63,795
Foot Locker, Inc. ...................      1,940         52,807

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Michaels Stores, Inc.(a).............      1,558   $     64,455
O'Reilly Automotive, Inc.(a).........      1,882         56,102
Office Depot, Inc.(a)................      3,338         76,240
PETsMART, Inc.(a)....................      1,961         59,516
Staples, Inc. .......................      6,929        147,726
Tiffany & Co. .......................      1,781         58,346
Toys "R" Us, Inc.(a).................      2,388         63,234
Urban Outfitters, Inc. ..............        840         47,620
Williams-Sonoma, Inc.(a).............      1,307         51,718
                                                   ------------
                                                      1,250,763
                                                   ------------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Liz Claiborne, Inc. .................      1,682         66,876
The Gap, Inc. .......................      5,376        106,176
The TJX Cos., Inc. ..................      4,303        104,778
                                                   ------------
                                                        277,830
                                                   ------------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc.(a).................      4,045        180,083
CVS Corp. ...........................      6,538        190,060
Walgreen Co. ........................      8,071        371,185
                                                   ------------
                                                        741,328
                                                   ------------
RETAIL STORES (FOOD CHAINS) -- 0.3%
Albertson's, Inc. ...................      2,940         60,799
Safeway, Inc.(a).....................      4,161         93,997
The Kroger Co.(a)....................      5,982        113,838
                                                   ------------
                                                        268,634
                                                   ------------
SAVINGS & LOAN COMPANIES -- 0.4%
Golden West Financial Corp. .........      2,297        147,881
Washington Mutual, Inc. .............      5,906        240,315
                                                   ------------
                                                        388,196
                                                   ------------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. .................      1,598        127,616
The Interpublic Group of Cos.,
  Inc.(a)............................      5,061         61,643
                                                   ------------
                                                        189,259
                                                   ------------
SERVICES (COMMERCIAL & CONSUMER) -- 2.1%
ADESA Inc. ..........................      1,842         40,100
BISYS Group, Inc. ...................      3,018         45,089
Career Education Corp. ..............      1,423         52,096
Cendant Corp. .......................      9,247        206,855
Ceridian Corp. ......................      2,634         51,310
Certegy, Inc. .......................      1,389         53,088
CheckFree Corp.(a)...................      1,284         43,733
Choicepoint, Inc. ...................      1,347         53,947
Cintas Corp. ........................      1,831         70,677
Dunn & Bradstreet Corp. .............        990         61,033
Education Management Corp.(a)........      1,478         49,853
Ennis, Inc. .........................      3,151         57,096
Equifax, Inc. .......................      1,779         63,528
Fiserv, Inc. ........................      2,031         87,231
IAC/InterActiveCorp(a)...............      4,856        116,787
Iron Mountain Inc. ..................      1,789         55,495
ITT Educational Services, Inc.(a)....        902         48,185
Laidlaw International, Inc.(a).......      1,823         43,934
Laureate Education, Inc.(a)..........      1,045         50,014
Middlesex Water, Co. ................      3,371         65,465
Miller Herman, Inc. .................      1,724         53,168

See accompanying notes to financial statements.

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Monster Worldwide, Inc.(a)...........      1,690   $     48,469
NAVTEQ Corp. ........................      1,281         47,628
Paychex, Inc. .......................      3,237        105,332
Robert Half International, Inc. .....      2,408         60,128
Sabre Holdings Corp.(a)..............      2,458         49,037
SunGard Data Systems, Inc. ..........      2,751         96,753
The Service Master Co. ..............      5,649         75,697
VeriSign, Inc.(a)....................      2,749         79,061
Yahoo!, Inc.(a)......................      9,520        329,868
                                                   ------------
                                                      2,260,657
                                                   ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Cognizant Technology Solutions
  Corp.(a)...........................      1,459         68,763
Computer Sciences Corp.(a)...........      1,902         83,117
Electronic Data Systems Corp. .......      5,167         99,465
                                                   ------------
                                                        251,345
                                                   ------------
SERVICES (DATA PROCESSING) -- 0.4%
Automatic Data Processing, Inc. .....      4,638        194,657
First Data Corp. ....................      6,924        277,929
                                                   ------------
                                                        472,586
                                                   ------------
SERVICES (EMPLOYMENT) -- 0.1%
Manpower, Inc. ......................      1,391         55,334
                                                   ------------
SERVICES (ENVIRONMENTAL) -- 0.1%
Patterson Cos., Inc. ................      1,415         63,788
                                                   ------------
SPECIALTY PRINTING -- 0.1%
R.R. Donnelley & Sons Co. ...........      2,800         96,628
                                                   ------------
STEEL -- 0.1%
Nucor Corp. .........................      1,587         72,399
United States Steel Corp. ...........      1,453         49,940
                                                   ------------
                                                        122,339
                                                   ------------
TELEPHONE -- 2.0%
ALLTEL Corp. ........................      2,009        125,120
AT&T Corp. ..........................      7,192        136,936
BellSouth Corp. .....................     13,556        360,183
NTL, Inc.(a).........................        888         60,757
Qwest Communications International,
  Inc.(a)............................     17,667         65,545
SBC Communications, Inc. ............     24,817        589,404
Telephone & Data Systems, Inc. ......      1,394         56,889
Verizon Communications, Inc. ........     20,746        716,774
                                                   ------------
                                                      2,111,608
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TELEPHONE (LONG DISTANCE) -- 0.2%
Sprint Corp. ........................     10,357   $    259,857
                                                   ------------
TEXTILES (APPAREL) -- 0.3%
Coach, Inc. .........................      3,662        122,933
Jones Apparel Group, Inc. ...........      2,005         62,235
Quiksilver, Inc.(a)..................      2,901         46,358
Wolverine World Wide, Inc. ..........      2,287         54,911
                                                   ------------
                                                        286,437
                                                   ------------
TOBACCO -- 1.1%
Altria Group, Inc. ..................     15,749      1,018,330
Reynolds American, Inc. .............        878         69,187
UST, Inc. ...........................      1,793         81,868
                                                   ------------
                                                      1,169,385
                                                   ------------
TRUCKING -- 0.5%
C. H. Robinson Worldwide, Inc. ......      1,546         89,977
FedEx Corp. .........................      2,270        183,893
United Parcel Service, Inc. (Class
  B).................................      4,313        298,287
                                                   ------------
                                                        572,157
                                                   ------------
TRUCKS & PARTS -- 0.2%
Paccar, Inc. ........................      1,679        114,172
Yellow Roadway Corp.(a)..............        933         47,396
                                                   ------------
                                                        161,568
                                                   ------------
WASTE MANAGEMENT -- 0.1%
Waste Management, Inc. ..............      5,240        148,502
                                                   ------------
WATER UTILITIES -- 0.1%
Connecticut Water Svc, Inc. .........      2,578         64,424
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $100,341,398)................               106,147,514
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $312,784)...............    312,784        312,784
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $100,654,182)................               106,460,298
                                                   ------------
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   120,186
                                                   ------------
NET ASSETS -- 100.0%.................              $106,580,484
                                                   ============

(a) Non-income producing security

(b) Affiliated issuer. (Note 3)

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
BANKS (MAJOR REGIONAL) -- 2.7%
Compass Bancshares, Inc. ............       5,529   $   248,805
Fifth Third Bancorp..................      23,336       961,677
Huntington Bancshares, Inc. .........      10,243       247,266
Northern Trust Corp. ................       9,078       413,866
                                                    -----------
                                                      1,871,614
                                                    -----------
BANKS (REGIONAL) -- 0.4%
Zions Bancorp........................       4,007       294,635
                                                    -----------
BIOTECHNOLOGY -- 5.8%
Amgen, Inc. (a)......................      55,248     3,340,294
Chiron Corp. (a).....................       6,596       230,134
MedImmune, Inc. (a)..................      11,141       297,688
Sigma-Aldrich Corp. .................       3,008       168,568
                                                    -----------
                                                      4,036,684
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 4.3%
Comcast Corp. (Class A) (a)..........      98,276     3,017,073
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 2.5%
ADC Telecommunications, Inc. ........       5,043       109,786
Nextel Communications, Inc. (Class A)
  (a)................................      50,229     1,622,899
                                                    -----------
                                                      1,732,685
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 4.3%
Andrew Corp. (a).....................       7,021        89,588
CIENA Corp. (a)......................      24,848        51,932
Comverse Technology, Inc. (a)........       8,763       207,245
JDS Uniphase Corp. (a)...............      64,642        98,256
QUALCOMM, Inc. ......................      72,851     2,404,812
Tellabs, Inc. (a)....................      20,546       178,750
                                                    -----------
                                                      3,030,583
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
KLA-Tencor Corp. ....................       8,783       383,817
                                                    -----------
COMPUTERS (HARDWARE) -- 8.9%
Apple Computer, Inc. (a).............      36,792     1,354,314
Dell, Inc. (a).......................     108,039     4,268,621
Sun Microsystems, Inc. (a)...........     152,117       567,396
                                                    -----------
                                                      6,190,331
                                                    -----------
COMPUTERS (NETWORKING) -- 8.5%
Cisco Systems, Inc. (a)..............     285,180     5,449,790
Network Appliance, Inc. (a)..........      16,342       461,988
                                                    -----------
                                                      5,911,778
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 31.0%
Adobe Systems, Inc. .................      21,688       620,711
Autodesk, Inc. ......................      10,213       351,021
Citrix Systems, Inc. (a).............       7,591       164,421
Compuware Corp. (a)..................      17,254       124,056
eBay, Inc. (a).......................      54,236     1,790,330
Electronic Arts, Inc. (a)............      13,696       775,331
Intuit, Inc. (a).....................       8,244       371,887
Mercury Interactive Corp. (a)........       3,742       143,543
Microsoft Corp. .....................     448,304    11,135,871
Novell, Inc. (a).....................      16,820       104,284
Oracle Corp. (a).....................     197,271     2,603,977
Parametric Technology Corp. (a)......      11,756        75,003

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Siebel Systems, Inc. (a).............      22,801   $   202,929
Symantec Corp. (a)...................      31,787       691,049
VERITAS Software Corp. (a)...........      18,862       460,233
Yahoo!, Inc. (a).....................      58,615     2,031,010
                                                    -----------
                                                     21,645,656
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.3%
American Power Conversion Corp. .....       8,042       189,711
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
Sanmina-SCI Corp. (a)................      23,377       127,872
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 14.6%
Altera Corp. (a).....................      16,640       329,805
Applied Micro Circuits Corp. (a).....      13,561        34,716
Broadcom Corp. (Class A) (a).........      12,944       459,641
Intel Corp. .........................     275,442     7,178,019
Linear Technology Corp. .............      13,621       499,755
Maxim Integrated Products, Inc. .....      14,567       556,605
Molex, Inc. (a)......................       7,522       195,873
Novellus Systems, Inc. (a)...........       6,252       154,487
NVIDIA Corp. (a).....................       7,464       199,438
PMC-Sierra, Inc. (a).................       7,768        72,475
QLogic Corp. (a).....................       4,113       126,968
Xilinx, Inc. ........................      15,557       396,704
                                                    -----------
                                                     10,204,486
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.7%
Applied Materials, Inc. .............      73,405     1,187,693
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 0.5%
Fiserv, Inc. (a).....................       8,639       371,045
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.0%
Biogen Idec, Inc. (a)................      15,382       529,910
Gilead Sciences, Inc. (a)............      20,182       887,806
                                                    -----------
                                                      1,417,716
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.5%
Express Scripts, Inc. (Class A)
  (a)................................       6,714       335,566
                                                    -----------
HEALTH CARE (MEDICAL
  PRODUCTS/SUPPLIES) -- 1.5%
Biomet, Inc. ........................      11,245       389,527
Genzyme Corp. (a)....................      11,270       677,214
                                                    -----------
                                                      1,066,741
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.4%
Cincinnati Financial Corp. ..........       7,452       294,801
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
SAFECO Corp. ........................       5,688       309,086
                                                    -----------
INVESTMENT MANAGEMENT -- 0.5%
T. Rowe Price Group, Inc. ...........       5,536       346,554
                                                    -----------
RESTAURANTS -- 1.3%
Starbucks Corp. (a)..................      17,365       897,076
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.4%
Costco Wholesale Corp. ..............      21,275       953,545
                                                    -----------
RETAIL (SPECIALTY) -- 2.8%
Bed Bath & Beyond, Inc. (a)..........      13,202       551,579
Sears Holdings Corp. (a).............       4,580       686,405
Staples, Inc. .......................      32,985       703,240
                                                    -----------
                                                      1,941,224
                                                    -----------

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Monster Worldwide, Inc. (a)..........       5,302   $   152,061
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.2%
Apollo Group, Inc. (Class A) (a).....       7,320       572,570
Cintas Corp. ........................       6,701       258,659
                                                    -----------
                                                        831,229
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.7%
Paychex, Inc. .......................      15,795       513,969
                                                    -----------
TRUCKS & PARTS -- 0.8%
Paccar, Inc. ........................       7,696       523,329
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $71,629,656).......................                69,778,560
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $30,934)................      30,934   $    30,934
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $71,660,590).......................                69,809,494
OTHER ASSETS AND
  LIABILITIES -- 0.0%(B).............                   (1,608)
                                                    -----------
NET ASSETS -- 100.0%.................               $69,807,886
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

                      [This Page Intentionally Left Blank]

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
--------------------------------------------------------------------------------

                                              DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.    DOW JONES U.S.
                                             LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH   SMALL CAP VALUE
                                                INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                             ----------------   ---------------   ----------------   ---------------
ASSETS
  Investments in securities of unaffiliated
    issuers, at value (Note 2).............    $ 80,958,710      $135,273,062       $53,181,185        $88,477,704
  Investments in securities in affiliated
    issuers, at value (Note 3).............              --                --                --                 --
                                               ------------      ------------       -----------        -----------
    Total Investments......................      80,958,710       135,273,062        53,181,185         88,477,704
  Cash.....................................              --                --                --                 --
  Foreign currency.........................              --                --                --                 --
  Receivable for investments sold..........              --                --                --                 --
  Dividends receivable (Note 2)............          37,262           237,252            26,413            126,904
                                               ------------      ------------       -----------        -----------
         TOTAL ASSETS......................      80,995,972       135,510,314        53,207,598         88,604,608
                                               ------------      ------------       -----------        -----------
LIABILITIES
  Distributions payable (Note 2)...........              53                43                33                292
  Payable for investments purchased........              --            32,021            12,860                 --
  Payable for fund shares repurchased......              --                --                --                 --
  Due to custodian.........................              --                --                --                 --
  Accrued advisory fee (Note 3)............          13,542            20,036            10,859             19,080
  Accrued trustees fee (Note 3)............           1,190             2,528             1,120              1,809
                                               ------------      ------------       -----------        -----------
         TOTAL LIABILITIES.................          14,785            54,628            24,872             21,181
                                               ------------      ------------       -----------        -----------
         NET ASSETS........................    $ 80,981,187      $135,455,686       $53,182,726        $88,583,427
                                               ============      ============       ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................    $ 93,143,087      $135,330,949       $53,767,025        $83,527,665
  Undistributed (distribution in excess of)
    net investment income..................           8,408           112,377             7,787            210,668
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions...........................     (14,555,364)       (5,332,820)       (7,064,676)            97,574
  Net unrealized appreciation
    (depreciation) on:
    Investments............................       2,385,056         5,345,180         6,472,590          4,747,520
    Foreign currency.......................              --                --                --                 --
                                               ------------      ------------       -----------        -----------
         NET ASSETS........................    $ 80,981,187      $135,455,686       $53,182,726        $88,583,427
                                               ============      ============       ===========        ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share...    $      46.27      $     135.44       $     75.96        $    177.10
                                               ============      ============       ===========        ===========
  Shares outstanding (unlimited amount
    authorized, $0.01 par value)...........       1,750,110         1,000,102           700,100            500,197
                                               ============      ============       ===========        ===========
  Investments in securities, at cost.......    $ 78,573,654      $129,927,882       $46,708,595        $83,730,184
                                               ============      ============       ===========        ===========
  Foreign currency, at cost................    $         --      $         --       $        --        $        --
                                               ============      ============       ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DOW JONES       WILSHIRE     MORGAN STANLEY      TOTAL          SPDR
    GLOBAL TITANS       REIT         TECHNOLOGY        MARKET        O-STRIP
     INDEX FUND      INDEX FUND      INDEX FUND         ETF            ETF
    -------------   ------------   --------------   ------------   -----------
    $106,775,363    $656,303,678    $ 30,548,416    $106,325,391   $69,809,494
              --              --              --         134,907            --
    ------------    ------------    ------------    ------------   -----------
     106,775,363     656,303,678      30,548,416     106,460,298    69,809,494
              --             758              --              --            --
          81,738              --              --              --            --
       3,387,394         873,810              --              --            --
         227,606       3,065,212          10,662         140,124        17,857
    ------------    ------------    ------------    ------------   -----------
     110,472,101     660,243,458      30,559,078     106,600,422    69,827,351
    ------------    ------------    ------------    ------------   -----------
               7              98              --              --            --
              --         876,523              --              --            --
       3,178,766              --              --              --            --
         342,000              --              --              --            --
          45,751         133,791          12,414          17,659        18,410
           1,897          10,147             278           2,279         1,055
    ------------    ------------    ------------    ------------   -----------
       3,568,421       1,020,559          12,692          19,938        19,465
    ------------    ------------    ------------    ------------   -----------
    $106,903,680    $659,222,899    $ 30,546,386    $106,580,484   $69,807,886
    ============    ============    ============    ============   ===========
    $111,017,430    $563,778,975    $ 81,438,605    $112,020,947   $71,753,029
          10,774       4,039,184              --          59,566         2,455
      (6,047,533)       (676,386)    (44,642,109)    (11,306,145)      (96,502)
       1,926,225      92,081,126      (6,250,110)      5,806,116    (1,851,096)
          (3,216)             --              --              --            --
    ------------    ------------    ------------    ------------   -----------
    $106,903,680    $659,222,899    $ 30,546,386    $106,580,484   $69,807,886
    ============    ============    ============    ============   ===========
    $      62.88    $     196.69    $      46.99    $      85.26   $     49.86
    ============    ============    ============    ============   ===========
       1,700,144       3,351,586         650,102       1,250,111     1,400,000
    ============    ============    ============    ============   ===========
    $104,849,138    $564,222,552    $ 36,798,526    $100,654,182   $71,660,590
    ============    ============    ============    ============   ===========
    $     82,822    $         --    $         --    $         --   $        --
    ============    ============    ============    ============   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                                 INDEX FUND        INDEX FUND         INDEX FUND
                                                              ----------------   ---------------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................    $ 1,359,143        $ 3,017,455        $  372,021
  Dividend income on securities of affiliated issuers (Note
    3)......................................................          3,087                 --                --
  Foreign taxes withheld....................................           (220)                --              (272)
                                                                -----------        -----------        ----------
  TOTAL INVESTMENT INCOME...................................      1,362,010          3,017,455           371,749
                                                                -----------        -----------        ----------
EXPENSES
  Advisory fee (Note 3).....................................        153,314            221,327           128,693
  Trustees fee (Note 3).....................................          9,002             16,435             5,476
                                                                -----------        -----------        ----------
  NET EXPENSES..............................................        162,316            237,762           134,169
                                                                -----------        -----------        ----------
  NET INVESTMENT INCOME.....................................      1,199,694          2,779,693           237,580
                                                                -----------        -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......      1,078,927          6,538,897         2,172,723
    Investments in securities of affiliated issuers.........        (38,989)                --                --
    Foreign currency transactions...........................             --                 --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................     (2,972,867)         3,054,540         1,686,995
    Foreign currency........................................             --                 --                --
                                                                -----------        -----------        ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................     (1,932,929)         9,593,437         3,859,718
                                                                -----------        -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $  (733,235)       $12,373,130        $4,097,298
                                                                ===========        ===========        ==========

 *   For the period 9/9/2004 (commencement of operations) to June
     30, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES       WILSHIRE     MORGAN STANLEY      TOTAL         SPDR
    SMALL CAP VALUE   GLOBAL TITANS       REIT         TECHNOLOGY       MARKET        O-STRIP
      INDEX FUND       INDEX FUND      INDEX FUND      INDEX FUND         ETF          ETF*
    ---------------   -------------   ------------   --------------   -----------   -----------
      $ 2,036,115      $ 2,956,638    $ 26,906,208    $   201,202     $ 2,554,197   $ 1,629,174
               --               --              --             --           2,571            --
               --         (134,575)             --         (4,361)             --            --
      -----------      -----------    ------------    -----------     -----------   -----------
        2,036,115        2,822,063      26,906,208        196,841       2,556,768     1,629,174
      -----------      -----------    ------------    -----------     -----------   -----------
          225,421          473,103       1,264,166        131,151         226,407       157,612
            9,893           11,655          56,496          3,077          13,559         4,055
      -----------      -----------    ------------    -----------     -----------   -----------
          235,314          484,758       1,320,662        134,228         239,966       161,667
      -----------      -----------    ------------    -----------     -----------   -----------
        1,800,801        2,337,305      25,585,546         62,613       2,316,802     1,467,507
      -----------      -----------    ------------    -----------     -----------   -----------
        7,843,730         (997,415)     37,862,596     (3,369,780)      1,276,088     5,551,497
               --               --              --             --          (8,772)           --
               --              395              --             --              --            --
         (976,788)       3,411,078      91,226,313      2,027,332       4,737,543    (1,851,096)
               --           (3,424)             --             --              --            --
      -----------      -----------    ------------    -----------     -----------   -----------
                         2,410,634     129,088,909     (1,342,448)      6,004,859     3,700,401
        6,866,942
      -----------      -----------    ------------    -----------     -----------   -----------
      $ 8,667,743      $ 4,747,939    $154,674,455    $(1,279,835)    $ 8,321,661   $ 5,167,908
      ===========      ===========    ============    ===========     ===========   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   DOW JONES U.S.               DOW JONES U.S.
                                                                  LARGE CAP GROWTH              LARGE CAP VALUE
                                                                     INDEX FUND                   INDEX FUND
                                                              -------------------------   ---------------------------
                                                              YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                               6/30/2005     6/30/2004      6/30/2005      6/30/2004
                                                              -----------   -----------   -------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.....................................  $1,199,694    $  245,884    $   2,779,693   $ 2,327,886
  Net realized gain on investments and foreign currency
    transactions............................................   1,039,938       145,424        6,538,897     2,852,703
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........  (2,972,867)    4,288,122        3,054,540     6,094,247
                                                              -----------   -----------   -------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    (733,235)    4,679,430       12,373,130    11,274,836
                                                              -----------   -----------   -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................  (1,197,644)     (251,603)      (2,748,266)   (2,248,086)
  Net realized gains........................................          --            --               --            --
                                                              -----------   -----------   -------------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................  (1,197,644)     (251,603)      (2,748,266)   (2,248,086)
                                                              -----------   -----------   -------------   -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................  23,287,331    42,003,318       77,859,015   128,864,606
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................         145            --            1,728         1,495
  Cost of streetTRACKS redeemed.............................  (9,348,211)           --      (46,399,648)  (88,139,226)
                                                              -----------   -----------   -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................  13,939,265    42,003,318       31,461,095    40,726,875
                                                              -----------   -----------   -------------   -----------
  Net increase (decrease) in net assets during year.........  12,008,386    46,431,145       41,085,959    49,753,625
  Net assets at beginning of year...........................  68,972,801    22,541,656       94,369,727    44,616,102
                                                              -----------   -----------   -------------   -----------
NET ASSETS END OF YEAR (1)..................................  $80,981,187   $68,972,801   $ 135,455,686   $94,369,727
                                                              ===========   ===========   =============   ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................     500,000       900,000          600,000     1,100,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................           3            --               13            12
  streetTRACKS redeemed.....................................    (200,000)           --         (350,000)     (750,000)
                                                              -----------   -----------   -------------   -----------
NET INCREASE (DECREASE).....................................     300,003       900,000          250,013       350,012
                                                              ===========   ===========   =============   ===========
(1) Including undistributed (distributions in excess of) net
      investment income.....................................  $    8,408    $    6,543    $     112,377   $    85,485
                                                              ===========   ===========   =============   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DOW JONES U.S.                        DOW JONES U.S.
           SMALL CAP GROWTH                       SMALL CAP VALUE
              INDEX FUND                            INDEX FUND
    ------------------------------        -------------------------------
    YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
     6/30/2005          6/30/2004          6/30/2005           6/30/2004
    -----------        -----------        ------------        -----------
    $   237,580        $   256,155        $  1,800,801        $ 1,031,059
      2,172,723          3,474,769           7,843,730          6,171,624
      1,686,995          5,096,370            (976,788)         6,611,749
    -----------        -----------        ------------        -----------
      4,097,298          8,827,294           8,667,743         13,814,432
    -----------        -----------        ------------        -----------
       (231,092)          (243,817)         (1,787,331)          (870,237)
             --                 --          (4,109,398)        (1,240,542)
    -----------        -----------        ------------        -----------
       (231,092)          (243,817)         (5,896,729)        (2,110,779)
    -----------        -----------        ------------        -----------
      3,611,237         31,982,618          25,981,471         39,551,839
             --                 --              12,716              4,967
    (10,238,405)        (3,368,926)        (17,109,374)        (8,145,672)
    -----------        -----------        ------------        -----------
     (6,627,168)        28,613,692           8,884,813         31,411,134
    -----------        -----------        ------------        -----------
     (2,760,962)        37,197,169          11,655,827         43,114,787
     55,943,688         18,746,519          76,927,600         33,812,813
    -----------        -----------        ------------        -----------
    $53,182,726        $55,943,688        $ 88,583,427        $76,927,600
    ===========        ===========        ============        ===========
         50,000            500,000             150,000            250,000
             --                 --                  71                 30
       (150,000)           (50,000)           (100,000)           (50,000)
    -----------        -----------        ------------        -----------
       (100,000)           450,000              50,071            200,030
    ===========        ===========        ============        ===========
    $     7,787        $    10,460        $    210,668        $    90,788
    ===========        ===========        ============        ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                              DOW JONES GLOBAL TITANS             WILSHIRE REIT
                                                                    INDEX FUND                     INDEX FUND
                                                            ---------------------------   -----------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                             6/30/2005      6/30/2004       6/30/2005       6/30/2004
                                                            ------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................  $  2,337,305   $    601,140   $  25,585,546   $  19,684,756
  Net realized gain (loss) on investments and foreign
    currency transactions.................................      (997,020)       496,121      37,862,596      45,593,415
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions.........     3,407,654      2,637,501      91,226,313     (10,052,293)
                                                            ------------   ------------   -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................     4,747,939      3,734,762     154,674,455      55,225,878
                                                            ------------   ------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................................    (2,307,295)      (615,757)    (24,355,234)    (17,540,497)
  Net realized gains......................................            --             --              --        (885,957)
                                                            ------------   ------------   -------------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................    (2,307,295)      (615,757)    (24,355,234)    (18,426,454)
                                                            ------------   ------------   -------------   -------------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.....................    43,268,643     79,468,782     409,443,014     794,839,150
  Net proceeds from reinvestment of streetTRACKS
    distributions.........................................         1,193            360         156,225          98,075
  Cost of streetTRACKS redeemed...........................    (6,388,083)   (25,820,881)   (327,809,240)   (506,020,833)
                                                            ------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS............................................    36,881,753     53,648,261      81,789,999     288,916,392
                                                            ------------   ------------   -------------   -------------
  Net increase (decrease) in net assets during year.......    39,322,397     56,767,266     212,109,220     325,715,816
  Net assets at beginning of year.........................    67,581,283     10,814,017     447,113,679     121,397,863
                                                            ------------   ------------   -------------   -------------
NET ASSETS END OF YEAR (1)................................  $106,903,680   $ 67,581,283   $ 659,222,899   $ 447,113,679
                                                            ============   ============   =============   =============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.......................................       700,000      1,350,000       2,400,000       5,350,000
  streetTRACKS issued in conjunction with stock split.....            --             --              --              --
  streetTRACKS issued to shareholders from reinvestment of
    distributions.........................................            19              6             863             631
  streetTRACKS redeemed...................................      (100,000)      (450,000)     (1,950,000)     (3,400,000)
                                                            ------------   ------------   -------------   -------------
NET INCREASE (DECREASE)...................................       600,019        900,006         450,863       1,950,631
                                                            ============   ============   =============   =============
(1) Including undistributed (distributions in excess of)
      net investment income...............................  $     10,774   $     (7,153)  $   4,039,184   $   1,457,208
                                                            ============   ============   =============   =============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       MORGAN STANLEY TECHNOLOGY                      TOTAL MARKET                     SPDR O-STRIP
               INDEX FUND                                 ETF                               ETF
    --------------------------------        --------------------------------        -------------------
     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED           FOR THE PERIOD
     6/30/2005           6/30/2004           6/30/2005           6/30/2004          9/9/2004*-6/30/2005
    ------------        ------------        ------------        ------------        -------------------
    $     62,613        $    (56,106)       $  2,316,802        $  1,575,786           $  1,467,507
      (3,369,780)        (11,331,143)          1,267,316             247,470              5,551,497
       2,027,332          19,366,324           4,737,543          13,203,741             (1,851,096)
    ------------        ------------        ------------        ------------           ------------
      (1,279,835)          7,979,075           8,321,661          15,026,997              5,167,908
    ------------        ------------        ------------        ------------           ------------
         (67,311)                 --          (2,301,989)         (1,553,953)            (1,465,052)
              --                  --                  --                  --                     --
    ------------        ------------        ------------        ------------           ------------
         (67,311)                 --          (2,301,989)         (1,553,953)            (1,465,052)
    ------------        ------------        ------------        ------------           ------------
      18,874,090           7,469,885          16,833,103          23,175,968            136,830,818
              --                  --                 415                 319                     --
     (11,575,186)        (25,696,326)        (29,501,927)         (3,893,772)           (70,725,788)
    ------------        ------------        ------------        ------------           ------------
       7,298,904         (18,226,441)        (12,668,409)         19,282,515             66,105,030
    ------------        ------------        ------------        ------------           ------------
       5,951,758         (10,247,366)         (6,648,737)         32,755,559             69,807,886
      24,594,628          34,841,994         113,229,221          80,473,662                     --
    ------------        ------------        ------------        ------------           ------------
    $ 30,546,386        $ 24,594,628        $106,580,484        $113,229,221           $ 69,807,886
    ============        ============        ============        ============           ============
         400,000             150,000             200,000             300,000              1,050,000
              --                  --                  --                  --                800,000
              --                  --                   5                   4                     --
        (250,000)           (600,000)           (350,000)            (50,000)              (450,000)
    ------------        ------------        ------------        ------------           ------------
         150,000            (450,000)           (149,995)            250,004              1,400,000
    ============        ============        ============        ============           ============
    $         --        $         --        $     59,566        $     46,514           $      2,455
    ============        ============        ============        ============           ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          DOW JONES U.S.
                                                                         LARGE CAP GROWTH
                                                                            INDEX FUND
                                                ------------------------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                ----------   ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note
  7)..........................................   $ 47.56      $ 40.98      $ 41.07      $ 60.81        $ 97.36
                                                 -------      -------      -------      -------        -------
Income (loss) from investment operations:
Net investment income.........................      0.71         0.23         0.24(4)      0.16           0.06
Net realized and unrealized gain (loss) (5)...     (1.29)        6.60        (0.10)      (19.77)       (36.55)
                                                 -------      -------      -------      -------        -------
Total from investment operations..............     (0.58)        6.83         0.14       (19.61)       (36.49)
                                                 -------      -------      -------      -------        -------
Distributions to shareholders from:
Net investment income.........................     (0.71)       (0.25)       (0.23)       (0.13)        (0.06)
                                                 -------      -------      -------      -------        -------
Net asset value, end of period................   $ 46.27      $ 47.56      $ 40.98      $ 41.07        $ 60.81
                                                 =======      =======      =======      =======        =======
Total return (1)..............................     (1.25)%      16.70%        0.38%      (32.29)%      (37.48)%
Net assets, end of period (in 000's)..........   $80,981      $68,973      $22,542      $16,431        $24,330
Ratio of expenses to average net assets.......      0.21%        0.21%        0.23%        0.25%          0.22%(2)
Ratio of net investment income (loss) to
  average net assets..........................      1.57%        0.59%        0.64%        0.32%          0.10%(2)
Portfolio turnover rate (3)...................        21%          20%          37%          18%            16%

See accompanying notes to Financial Highlights on page 74 and notes to financial statements.

--------------------------------------------------------------------------------

                              DOW JONES U.S.                                        DOW JONES U.S.
                                LARGE CAP                                          SMALL CAP GROWTH
                             VALUE INDEX FUND                                         INDEX FUND
    ------------------------------------------------------------------   ------------------------------------
                                                        FOR THE PERIOD
    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-     YEAR ENDED   YEAR ENDED   YEAR ENDED
    6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001      6/30/2005    6/30/2004    6/30/2003
    ----------   ----------   ----------   ----------   --------------   ----------   ----------   ----------
     $ 125.81     $111.52      $111.37      $129.44        $129.48        $ 69.92      $ 53.55      $ 54.10
     --------     -------      -------      -------        -------        -------      -------      -------
         3.41        3.01         2.69         2.33           1.70           0.33         0.39(4)     (0.02)
         9.62       14.19         0.18       (18.11)         (0.06)          6.03        16.30        (0.53)
     --------     -------      -------      -------        -------        -------      -------      -------
        13.03       17.20         2.87       (15.78)          1.64           6.36        16.69        (0.55)
     --------     -------      -------      -------        -------        -------      -------      -------
        (3.40)      (2.91)       (2.72)       (2.29)         (1.68)         (0.32)       (0.32)          --
     --------     -------      -------      -------        -------        -------      -------      -------
     $ 135.44     $125.81      $111.52      $111.37        $129.44        $ 75.96      $ 69.92      $ 53.55
     ========     =======      =======      =======        =======        =======      =======      =======
        10.43%      15.54%        2.87%      (12.31)%         1.28%          9.13%       31.19%       (1.02)%
     $135,456     $94,370      $44,616      $38,989        $38,842        $53,183      $55,944      $18,747
         0.21%       0.21%        0.23%        0.24%          0.21%(2)       0.26%        0.27%        0.29%
         2.51%       2.72%        2.54%        1.81%          1.61%(2)       0.46%        0.59%       (0.04)%
           19%         28%          33%          10%            12%            36%          63%          60%

           DOW JONES U.S.
          SMALL CAP GROWTH
             INDEX FUND
     ---------------------------
                  FOR THE PERIOD
     YEAR ENDED    9/25/2000*-
     6/30/2002      6/30/2001
     ----------   --------------
      $ 79.15        $100.26
      -------        -------
           --          (0.09)
       (25.05)        (21.02)
      -------        -------
       (25.05)        (21.11)
      -------        -------
           --             --
      -------        -------
      $ 54.10        $ 79.15
      =======        =======
       (31.64)%       (21.07)%
      $21,647        $19,794
         0.30%          0.30%(2)
        (0.22)%        (0.22)%(2)
           46%            34%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          DOW JONES U.S.
                                                                         SMALL CAP VALUE
                                                                            INDEX FUND
                                                ------------------------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                ----------   ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note
  7)..........................................   $170.90      $135.20      $135.51      $128.95        $103.71
                                                 -------      -------      -------      -------        -------
Income (loss) from investment operations:
Net investment income.........................      3.42(4)      2.72         3.78         2.89           2.40
Net realized and unrealized gain (loss) (5)...     13.66        38.77         0.40        11.45          25.10
                                                 -------      -------      -------      -------        -------
Total from investment operations..............     17.08        41.49         4.18        14.34          27.50
                                                 -------      -------      -------      -------        -------
Distributions to shareholders from:
Net investment income.........................     (3.41)       (2.25)       (3.59)       (3.04)         (2.26)
Net realized gains............................     (7.47)       (3.54)       (0.90)       (4.74)            --
Capital.......................................        --           --           --           --             --
                                                 -------      -------      -------      -------        -------
Total distributions...........................    (10.88)       (5.79)       (4.49)       (7.78)         (2.26)
                                                 -------      -------      -------      -------        -------
Net asset value, end of period................   $177.10      $170.90      $135.20      $135.51        $128.95
                                                 =======      =======      =======      =======        =======
Total return (1)..............................     10.07%       30.92%        3.57%       11.54%         26.69%
Net assets, end of period (in 000's)..........   $88,583      $76,928      $33,813      $54,217        $25,803
Ratio of expenses to average net assets.......      0.26%        0.27%        0.29%        0.28%          0.28%(2)
Ratio of net investment income to average net
  assets......................................      2.00%        1.88%        2.76%        2.31%          2.70%(2)
Portfolio turnover rate (3)...................        33%          54%          43%          29%            47%

See accompanying notes to Financial Highlights on page 74 and notes to financial statements.

--------------------------------------------------------------------------------

                                DOW JONES
                              GLOBAL TITANS                                                WILSHIRE REIT
                                INDEX FUND                                                  INDEX FUND
    ------------------------------------------------------------------   -------------------------------------------------
                                                        FOR THE PERIOD
    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001      6/30/2005    6/30/2004    6/30/2003    6/30/2002
    ----------   ----------   ----------   ----------   --------------   ----------   ----------   ----------   ----------
     $  61.43     $ 54.04      $ 56.00      $ 70.60        $ 84.28        $ 154.14     $ 127.77     $ 130.44     $120.73
     --------     -------      -------      -------        -------        --------     --------     --------     -------
         1.47        0.72         0.90(4)      0.62           0.57            8.93(4)      7.77(4)      6.28        8.19(4)
         1.44        7.60        (1.67)      (14.63)        (13.67)          42.01        26.07        (2.38)       9.62
     --------     -------      -------      -------        -------        --------     --------     --------     -------
         2.91        8.32        (0.77)      (14.01)        (13.10)          50.94        33.84         3.90       17.81
     --------     -------      -------      -------        -------        --------     --------     --------     -------
        (1.46)      (0.93)       (1.19)       (0.59)         (0.56)          (8.39)       (6.99)       (6.16)      (7.41)
           --          --           --           --             --              --        (0.48)       (0.41)      (0.69)
           --          --           --           --          (0.02)             --           --           --          --
     --------     -------      -------      -------        -------        --------     --------     --------     -------
        (1.46)      (0.93)       (1.19)       (0.59)         (0.58)          (8.39)       (7.47)       (6.57)      (8.10)
     --------     -------      -------      -------        -------        --------     --------     --------     -------
     $  62.88     $ 61.43      $ 54.04      $ 56.00        $ 70.60        $ 196.69     $ 154.14     $ 127.77     $130.44
     ========     =======      =======      =======        =======        ========     ========     ========     =======
         4.75%      15.47%       (1.21)%     (19.92)%       (15.54)%         33.64%       26.70%        3.41%      15.53%
     $106,904     $67,581      $10,814      $25,207        $21,189        $659,223     $447,114     $121,398     $32,622
         0.51%       0.51%        0.54%        0.55%          0.52%(2)        0.26%        0.26%        0.28%       0.30%
         2.47%       1.84%        1.77%        1.07%          0.87%(2)        5.06%        5.23%        6.95%       6.74%
           36%         15%          13%          12%            16%             12%          15%          10%         15%


     WILSHIRE REIT
       INDEX FUND
     --------------
     FOR THE PERIOD
      4/23/2001*-
       6/30/2001
     --------------
        $109.22
        -------
           1.41
          10.83
        -------
          12.24
        -------
          (0.73)
             --
             --
        -------
          (0.73)
        -------
        $120.73
        =======
          11.22%
        $18,121
           0.32%(2)
           6.88%(2)
              2%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          MORGAN STANLEY
                                                                            TECHNOLOGY
                                                                            INDEX FUND
                                                ------------------------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                                6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                                ----------   ----------   ----------   ----------   --------------
Net asset value, beginning of period (Note
  7)..........................................   $ 49.18      $ 36.67      $ 33.30      $ 58.17        $  97.81
                                                 -------      -------      -------      -------        --------
Income (loss) from investment operations:
Net investment income (loss)..................      0.11        (0.09)(4)    (0.08)          --           (0.13)
Net realized and unrealized gain (loss) (5)...     (2.19)       12.60         3.45       (24.87)         (39.51)
                                                 -------      -------      -------      -------        --------
Total from investment operations..............     (2.08)       12.51         3.37       (24.87)         (39.64)
                                                 -------      -------      -------      -------        --------
Distributions to shareholders from:
Net investment income.........................     (0.11)          --           --           --              --
                                                 -------      -------      -------      -------        --------
Net asset value, end of period................   $ 46.99      $ 49.18      $ 36.67      $ 33.30        $  58.17
                                                 =======      =======      =======      =======        ========
Total return (1)..............................     (4.25)%      34.11%       10.14%      (42.77)%        (40.52)%
Net assets, end of period (in 000's)..........   $30,546      $24,595      $34,842      $53,276        $ 72,724
Ratio of expenses to average net assets.......      0.51%        0.52%        0.53%        0.54%           0.51%(2)
Ratio of net investment income (loss) to
  average net assets..........................      0.24%       (0.20)%      (0.21)%      (0.30)%         (0.30)%(2)
Portfolio turnover rate (3)...................        46%          17%          23%          37%             26%

 *   Commencement of operations.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6) Beginning NAV and distributions to shareholders have been adjusted for the affect of a 3 for 1 stock split which occurred on June 15, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                  TOTAL                                       SPDR
                                  MARKET                                    O-STRIP
                                   ETF                                        ETF
    ------------------------------------------------------------------   --------------
                                                        FOR THE PERIOD   FOR THE PERIOD
    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    10/4/2000*-       9/9/2004*-
    6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001       6/30/2005(6)
    ----------   ----------   ----------   ----------   --------------   --------------
     $  80.87     $  69.97     $ 71.67      $ 87.13        $ 97.85          $ 47.96
     --------     --------     -------      -------        -------          -------
         1.69         1.17        1.05         1.02           0.72             1.42
         4.38        10.89       (1.68)      (15.49)        (10.73)            1.90
     --------     --------     -------      -------        -------          -------
         6.07        12.06       (0.63)      (14.47)        (10.01)            3.32
     --------     --------     -------      -------        -------          -------
        (1.68)       (1.16)      (1.07)       (0.99)         (0.71)           (1.42)
     --------     --------     -------      -------        -------          -------
     $  85.26     $  80.87     $ 69.97      $ 71.67        $ 87.13          $ 49.86
     ========     ========     =======      =======        =======          =======
         7.55%       17.31%      (0.77)%     (16.69)%       (10.22)%          6.77%
     $106,580     $113,229     $80,474      $75,264        $47,933          $69,808
         0.21%        0.22%       0.24%        0.23%          0.21%(2)         0.36%(2)
             %        1.59%       1.65%        1.25%          1.06%(2)         3.25%(2)
         2.05
           32%           5%          6%           6%             6%               8%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of nine portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), streetTRACKS Total Market ETF (formerly Fortune(R) 500 Index Fund) ("Total Market ETF"), and SPDR O-Strip ETF each of which represents a separate series of beneficial interest in the Trust.

On June 10, 2005, the shareholders voted to change the name of the Fortune(R) 500 Index Fund to streetTracks Total Market ETF. Total Market ETF's underlying index changed from the Fortune(R) 500 Index to the Dow Jones Wilshire 5000 Composite Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Pricing Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, REIT's and losses deferred due to wash sales.

For the year ended June 30, 2005, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $ 2,020,807
Dow Jones U.S. Large Cap Value Index Fund                         6,681,671
Dow Jones U.S. Small Cap Growth Index Fund                        2,091,941
Dow Jones U.S. Small Cap Value Index Fund                         3,583,644
Dow Jones Global Titans Index Fund                                  996,475
Wilshire REIT Index Fund                                         33,902,033
Morgan Stanley Technology Index Fund                              1,406,686
Total Market ETF                                                  6,757,918
SPDR O-Strip ETF                                                  5,682,313

At June 30, 2005, the Funds had capital loss carryforwards which may be utilized to offset any future net realized capital gains expiring June 30:

                                                2009            2010             2011              2012              2013
----------------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund     $12,048       $5,920,273       $ 4,738,409       $ 2,821,107       $  309,686
Dow Jones U.S. Large Cap Value Index Fund           --          417,474         1,235,987           652,025        2,898,052
Dow Jones U.S. Small Cap Growth Index Fund          --        1,103,086         5,875,895                --               --
Dow Jones U.S. Small Cap Value Index Fund           --               --                --                --               --
Dow Jones Global Titans Index Fund                  --          770,629         1,493,437           984,760               --
Wilshire REIT Index Fund                            --               --                --                --               --
Morgan Stanley Technology Index Fund             1,836        2,341,875        10,238,030        19,143,628        8,746,932
Total Market ETF                                    --          372,167         3,654,485         1,348,494          153,659
SPDR O-Strip ETF                                    --               --                --                --               --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

The Funds incurred the following losses during the period November 1, 2004 through June 30, 2005 that are deferred for tax purposes until fiscal 2006:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                           $  655,092
Dow Jones U.S. Large Cap Value Index Fund                                    --
Dow Jones U.S. Small Cap Growth Index Fund                                   --
Dow Jones U.S. Small Cap Value Index Fund                                    --
Dow Jones Global Titans Index Fund                                           --
Wilshire REIT Index Fund                                                     --
Morgan Stanley Technology Index Fund                                  3,772,078
Total Market ETF                                                      5,416,066
SPDR O-Strip ETF                                                         84,417

For the year ended June 30, 2005, there were no significant differences between the book basis and the tax basis character of distributions to shareholders, other than for Wilshire REIT Index Fund, due to reallocations from investments in REIT's. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the cumulative return of capital payments on REIT's, and the deferral of post-October losses.

The tax character of distributions paid during the year ended June 30, 2004, was as follows:

                                                                                 LONG TERM     TAX RETURN
                                                              ORDINARY INCOME   CAPITAL GAIN   OF CAPITAL
---------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   251,603      $       --        $--
Dow Jones U.S. Large Cap Value Index Fund                         2,248,086              --        --
Dow Jones U.S. Small Cap Growth Index Fund                          243,817              --        --
Dow Jones U.S. Small Cap Value Index Fund                         2,110,779              --        --
Dow Jones Global Titans Index Fund                                  615,757              --        --
Wilshire REIT Index Fund                                         14,048,819       4,377,635        --
Morgan Stanley Technology Index Fund                                     --              --        --
Total Market ETF                                                  1,553,953              --        --

The tax character of distributions paid during the year ended June 30, 2005, was as follows:

                                                                                 LONG TERM     TAX RETURN
                                                              ORDINARY INCOME   CAPITAL GAIN   OF CAPITAL
---------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $ 1,197,644      $       --      $   --
Dow Jones U.S. Large Cap Value Index Fund                         2,748,266              --          --
Dow Jones U.S. Small Cap Growth Index Fund                          231,092              --          --
Dow Jones U.S. Small Cap Value Index Fund                         4,022,997       1,873,732          --
Dow Jones Global Titans Index Fund                                2,307,295              --          --
Wilshire REIT Index Fund                                         21,854,355       2,500,879          --
Morgan Stanley Technology Index Fund                                 62,613              --       4,698
Total Market ETF                                                  2,301,989              --          --
SPDR O-Strip ETF                                                  1,465,052              --          --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

As of June 30, 2005 the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                                                ORDINARY        LONG-TERM      APPRECIATION
                                                                 INCOME       CAPITAL GAIN    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $  8,276       $       --      $ 2,286,493
Dow Jones U.S. Large Cap Value Index Fund                        110,476               --        5,217,842
Dow Jones U.S. Small Cap Growth Index Fund                            --               --        6,394,710
Dow Jones U.S. Small Cap Value Index Fund                         84,142          257,120        4,714,798
Dow Jones Global Titans Index Fund                                10,781               --         (875,698)
Wilshire REIT Index Fund                                              --               --       95,444,023
Morgan Stanley Technology Index Fund                                  --               --       (6,647,840)
Total Market ETF                                                  55,094               --        5,449,313
SPDR O-Strip ETF                                                  30,669               --       (1,891,394)

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
Total Market ETF                                                 0.20
SPDR O-Strip ETF                                                 0.35

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. Trustees independent counsel fees are included as part of the trustee fees presented on the financial statements.

TRANSACTIONS WITH AFFILIATES

The streetTRACKS Dow Jones Large Cap Growth Index Fund and the Total Market ETF have invested in affiliated companies. These investments represent 0.00% and 0.13%, respectively, of net assets at June 30, 2005. Amounts relating to these investments at June 30, 2005 and for the period ended are:

DOW JONES U.S. LARGE CAP GROWTH INDEX FUND:

                                                           SHARES PURCHASED FOR     SHARES SOLD FOR
SECURITY                               NUMBER OF SHARES       THE YEAR ENDED        THE YEAR ENDED    NUMBER OF SHARES
DESCRIPTION                            HELD AT 6/30/04            6/30/05               6/30/05       HELD AT 6/30/05
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                          5,561                  2,399                 7,960               0

                                        INCOME EARNED     REALIZED LOSS ON SHARES    MARKET VALUE
SECURITY                                 FOR THE YEAR      SOLD DURING THE YEAR       AT YEAR END
DESCRIPTION                             ENDED 6/30/05          ENDED 6/30/05            6/30/05
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $3,087               $(38,989)                $0

TOTAL MARKET ETF:

                                                           SHARES PURCHASED FOR     SHARES SOLD FOR
SECURITY                               NUMBER OF SHARES       THE YEAR ENDED        THE YEAR ENDED    NUMBER OF SHARES
DESCRIPTION                            HELD AT 6/30/04            6/30/05               6/30/05       HELD AT 6/30/05
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                           3,931                  560                  1,695              2,796

                                       INCOME EARNED FOR   REALIZED LOSS ON SHARES    MARKET VALUE
SECURITY                                THE YEAR ENDED      SOLD DURING THE YEAR       AT YEAR END
DESCRIPTION                                 6/30/05             ENDED 6/30/05            6/30/05
-----------------------------------------------------------------------------------------------------------------------
State Street Corp.                          $2,571                 $(8,772)             $134,907

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2005 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 78,672,217    $ 6,058,242      $3,771,749      $ 2,286,493
Dow Jones U.S. Large Cap Value Index Fund               130,055,220      9,398,707       4,180,865        5,217,842
Dow Jones U.S. Small Cap Growth Index Fund               46,786,475      9,351,343       2,956,633        6,394,710
Dow Jones U.S. Small Cap Value Index Fund                83,762,906     10,729,844       6,015,046        4,714,798
Dow Jones Global Titans Index Fund                      107,647,845      2,635,580       3,508,062         (872,482)
Wilshire REIT Index Fund                                560,859,655     96,738,500       1,294,477       95,444,023
Morgan Stanley Technology Index Fund                     37,196,254      1,293,147       7,940,985       (6,647,838)
Total Market ETF                                        101,010,985     12,150,035       6,700,722        5,449,313
SPDR O-Strip ETF                                         71,700,888      1,257,105       3,148,499       (1,891,394)

6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 23,286,968     $  9,349,451
Dow Jones U.S. Large Cap Value Index Fund                       77,856,481       46,401,121
Dow Jones U.S. Small Cap Growth Index Fund                       3,610,618       10,238,240
Dow Jones U.S. Small Cap Value Index Fund                       25,981,543       17,049,164
Dow Jones Global Titans Index Fund                              40,498,764        5,958,894
Wilshire REIT Index Fund                                       399,971,843      318,583,377
Morgan Stanley Technology Index Fund                            18,871,359       11,575,384
Total Market ETF                                                16,834,572       29,498,249
SPDR O-Strip ETF                                               136,829,311       70,724,726

For the year ended June 30, 2005, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $16,127,150    $15,752,551
Dow Jones U.S. Large Cap Value Index Fund                      21,548,481     21,413,029
Dow Jones U.S. Small Cap Growth Index Fund                     19,077,659     18,745,300
Dow Jones U.S. Small Cap Value Index Fund                      29,260,618     31,935,270
Dow Jones Global Titans Index Fund                             36,145,755     33,841,050
Wilshire REIT Index Fund                                       82,835,057     60,900,199
Morgan Stanley Technology Index Fund                           11,856,349     11,879,316
Total Market ETF                                               35,902,142     35,834,417
SPDR O-Strip ETF                                                3,689,610      3,716,027

For the year ended June 30, 2005, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                          COMMISSION
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $1,052
Dow Jones U.S. Large Cap Value Index Fund                          686
Dow Jones U.S. Small Cap Growth Index Fund                       1,030
Dow Jones U.S. Small Cap Value Index Fund                       12,980
Dow Jones Global Titans Index Fund                              20,139
Wilshire REIT Index Fund                                        56,308
Morgan Stanley Technology Index Fund                             3,904
Total Market ETF                                                53,955
SPDR O-Strip ETF                                                 1,547

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, and Morgan Stanley Technology Index Fund, October 4, 2000, for the Total Market ETF, April 23, 2001 for the Wilshire REIT Index Fund, and September 9, 2004 for the SPDR O-Strip ETF), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                             1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                           1:9.781
Total Market ETF                                               1:9.785

8.  OTHER INFORMATION

On September 9, 2004, the SPDR O-Strip ETF was launched at a NAV of $143.88. The Board of Trustees approved a 3 for 1 stock split on the SPDR O-Strip ETF with a payable date of June 15, 2005.

A Special Meeting of shareholders of the FORTUNE(R) 500 Index Fund was held on June 10, 2005 to vote on the following to approve or disapprove a change to the investment objective of the Fund.

The results of the Special Meeting are as follows:

Total Shares Voting                                            748,395
Percent of total outstanding shares                                 58%
Shares FOR voted                                               708,156
Shares FOR as a % of Total Shares Voted                             95%
Shares AGAINST as a % of Total Shares Voted                          3%
Shares ABSTAINED as a % of Total Shares Voted                        2%

This also resulted in a name change to the streetTRACKS Total Market ETF.

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2005:

Percentage of distributions which qualify for the corporate dividends received deduction:

FUND                                                          PERCENTAGE
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      100.00%
Dow Jones U.S. Large Cap Value Index Fund                       100.00%
Dow Jones U.S. Small Cap Growth Index Fund                      100.00%
Dow Jones U.S. Small Cap Value Index Fund                        28.93%
Dow Jones Global Titans Index Fund                               79.25%
Wilshire REIT Index Fund                                          2.23%
Morgan Stanley Technology Index Fund                            100.00%
Total Market ETF                                                100.00%
SPDR O-Strip ETF                                                100.00%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2005

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2005:

                                                                AMOUNT
------------------------------------------------------------------------
Dow Jones U.S. Small Cap Value Index Fund                     $3,600,113
Wilshire REIT Index Fund                                       5,406,811

For the fiscal year ended June 30, 2005, certain dividends paid by Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley Technology Index Fund, Total Market ETF, and SPDR O-Strip ETF may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2005 form 1099-DIV.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of streetTRACKS(R) Series Trust

We have audited the accompanying statements of assets and liabilities of the streetTRACKS(R) Series Trust (comprising, respectively, the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley Technology Index Fund, Total Market ETF (formerly FORTUNE 500(R) Index Fund), and SPDR O-Strip ETF (collectively, the "Funds") including the schedules of investments, as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS(R) Series Trust at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
August 10, 2005

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2005

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     0                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     5                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      0                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 3                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     10                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7                 2                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      3                 4                 5
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 7                14
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     3                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      2                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      6                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     10                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 1                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      5                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 8                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 4                 4
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     3                 1                 1
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     5                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     7                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      2                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      5                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      4                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 7                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     6                 6                12
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     6                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     3                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     2                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      5                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      3                 1                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      6                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      6                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      5                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     12                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      7                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5                 5                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 7                11
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     2                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     2                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     1                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    12                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      0                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      3                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      9                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 5
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7                10                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 2                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      9                 5                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 6                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 2                 1
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     1                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      2                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      2                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     6                 7                 2
    -----------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     9                 1                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     7                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     1                 3                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      2                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      6                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     10                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      6                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      3                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 6                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      9                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 4                 7
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      6                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      8                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      4                 0                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 1                 0
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL MARKET ETF

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     1                 0                 1
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      0                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      0                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 0                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 2                 4
    -----------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR O-Strip ETF

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           > 200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                     7                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     0                 0                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            CLOSING PRICE BELOW NAV
    -----------------------  -----------------------------------------------------
                                 50 TO 99         100 TO 199           > 200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       06/30/05                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/05                      2                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      0                 0                 0
    -----------------------------------------------------------------------------

   * Trading commenced on September 15, 2004

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Series Trust Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                      BEGINNING        ENDING        EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
ACTUAL                                 1/01/05         6/30/05      1/01/05-6/30/05
-----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth
  Index Fund......................     $1,000         $  961.50          $1.02
Dow Jones U.S. Large Cap Value
  Index Fund......................     $1,000         $1,004.10          $1.04
Dow Jones U.S. Small Cap Growth
  Index Fund......................     $1,000         $1,005.10          $1.29
Dow Jones U.S. Small Cap Value
  Index Fund......................     $1,000         $  988.60          $1.28
Dow Jones Global Titans Index
  Fund............................     $1,000         $  987.30          $2.51
Wilshire REIT Index Fund..........     $1,000         $1,066.50          $1.33
Morgan Stanley Technology Index
  Fund............................     $1,000         $  930.20          $2.44
Total Market ETF..................     $1,000         $1,003.80          $1.04
SPDR O-Strip ETF..................     $1,000         $  931.40          $1.72

                                      BEGINNING        ENDING        EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
HYPOTHETICAL                           1/01/05         6/30/05      1/01/05-6/30/05
-----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth
  Index Fund......................     $1,000         $1,023.75          $1.05
Dow Jones U.S. Large Cap Value
  Index Fund......................     $1,000         $1,023.75          $1.05
Dow Jones U.S. Small Cap Growth
  Index Fund......................     $1,000         $1,023.51          $1.30
Dow Jones U.S. Small Cap Value
  Index Fund......................     $1,000         $1,023.51          $1.30
Dow Jones Global Titans Index
  Fund............................     $1,000         $1,022.27          $2.56
Wilshire REIT Index Fund..........     $1,000         $1,023.51          $1.30
Morgan Stanley Technology Index
  Fund............................     $1,000         $1,022.27          $2.56
Total Market ETF..................     $1,000         $1,023.75          $1.05
SPDR O-Strip ETF..................     $1,000         $1,023.01          $1.81

---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.21%, 0.21%, 0.26%, 0.26%, 0.51%, 0.26%, 0.51%, 0.21%, and 0.36%, respectively.

PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257. Information regarding how the Investment Adviser voted such proxies is available by calling the same number and can also be found on the website of the U.S. Securities and Exchange Commission (the "SEC") at http://www.sec.gov. The Funds' proxy voting record for the period ended June 30 of each year must be filed with the SEC by August 31 of each year on Form N-PX.

QUARTERLY PORTFOLIO SCHEDULE

The Funds will file a schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q commencing with September 30, 2004. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q will be available upon request, without charge, by calling 1-866-S-TRACKS (toll free).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
                        POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
---------------------   -----------  --------------  -----------------------  -------------------   -------------------
DAVID M. KELLY          Independent  Unlimited       President and CEO,                11           Chicago Stock Exchange
420 Sabal Palm Lane     Trustee      Elected:        NSCC (1983-February                            (Public
Vero Beach, FL 32963                 September 2000  2000) (a clearing                              Governor/Director);
DOB: 10/10/38                                        org.); Vice Chairman,                          Penson Worldwide Inc.
                                                     DTCC (1999-February                            (Director); Custodial
                                                     2000)(a depository in                          Trust Co. (Director);
                                                     US); Vice Chairman and                         streetTRACKS Index
                                                     CEO, Government                                Shares Funds
                                                     Securities Clearing                            (Trustee).
                                                     Corp. (1990-February
                                                     2000) (a government
                                                     securities clearing
                                                     company).
FRANK NESVET            Independent  Unlimited       Chief Executive                   11           Jefferson Pilot
c/o streetTRACKS        Trustee      Elected:        Officer, Libra Group,                          Variable Fund, Inc.
Series Trust                         September 2000  Inc. (1998-present)(a                          (Director);
State Street                                         financial services                             streetTRACKS Index
Financial Center                                     consulting company).                           Shares Funds
One Lincoln Street                                                                                  (Trustee); The
Boston, MA                                                                                          Massachusetts Health &
02111-2900                                                                                          Education Tax Exempt
DOB: 9/24/43                                                                                        Trust (Trustee).
HELEN F. PETERS         Independent  Unlimited       Professor of Finance,             11           Tradeware Global
133 South Street        Trustee      Elected:        Carroll School of                              (Director); BJ's
Needham, MA 02492                    September 2000  Management, Boston                             Wholesale Clubs
DOB: 3/22/48                                         College (2003-present)                         (Director);
                                                     Dean, Boston College                           streetTRACKS Index
                                                     (August 2000-2003);                            Shares Funds
                                                     Partner, Samuelson                             (Trustee).
                                                     Peters, LLC (1999-
                                                     August 2000).
JAMES E. ROSS           President    Unlimited       President, SSgA Funds            N/A           N/A
SSgA Funds                           Elected:        Management, Inc.
Management, Inc.                     September 2000  (2001-present);
State Street                                         Principle, State Street
Financial Center                                     Global Advisors (March
One Lincoln Street                                   2000 to present); Vice
Boston, MA                                           President, State Street
02111-2900                                           Bank & Trust
DOB: 6/29/65                                         Company (1998-March
                                                     2000).
MICHAEL P. RILEY        Vice         Unlimited       Principle, State Street          N/A           N/A
SSgA Funds              President    Elected:        Global Advisors (2005-
Management, Inc.                     February 2005   present); Assistant
State Street                                         Vice President, State
Financial Center                                     Street Bank and Trust
One Lincoln Street                                   Company (2000-2004).
Boston, MA
02111-2900
DOB: 3/22/69

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
                        POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
---------------------   -----------  --------------  -----------------------  -------------------   -------------------
GARY FRENCH             Treasurer    Unlimited       Senior Vice President,           N/A           N/A
State Street Bank &                  Elected:        State Street Bank &
Trust Company                        May 2005        Trust Company (2002-
2 Avenue de Lafayette                                present); Managing
Boston, MA 02111                                     Director, Deutsche Bank
DOB: 7/4/51                                          (2001-2002); President,
                                                     UAM Fund Services
                                                     (1995-2001).
MARY MORAN ZEVEN        Secretary    Unlimited       Senior Vice President            N/A           N/A
State Street Bank                    Elected:        and Senior Managing
and Trust Company                    August 2001     Counsel, State Street
One Lincoln Street                                   Bank and Trust Company
Boston, MA 02111                                     (2002- present); Vice
DOB: 2/27/61                                         President and Counsel,
                                                     State Street Bank and
                                                     Trust Company
                                                     (2000-2002).
SCOTT ZOLTOWSKI         Assistant    Unlimited       Vice President &                 N/A           N/A
State Street Bank       Secretary    Elected:        Counsel, State Street
and Trust Company                    November 2004   Bank and Trust Company
One Lincoln Street                                   (2004- present); Senior
Boston, MA 02111                                     Counsel, BISYS, Inc.
DOB: 1/30/69                                         (2001-2004); Associate,
                                                     Dechert LLP (1999-
                                                     2001).
MATTHEW FLAHERTY        Assistant    Unlimited       Assistant Director,              N/A           N/A
State Street Bank       Treasurer    Elected:        State Street Bank and
and Trust Company                    May 2005        Trust Company (1994-
One Federal Street                                   present).
Boston, MA 02110
DOB: 2/19/71
PETER A. AMBROSINI      Chief        Unlimited       Senior Principle &               N/A           N/A
SSgA Funds              Compliance   Elected:        Chief Compliance & Risk
Management, Inc.        Officer      May 2004        Management Officer,
State Street                                         SSgA Funds Management,
Financial Center                                     Inc. (2001-present);
One Lincoln Street                                   Managing Director,
Boston, MA 02111-2900                                PricewaterhouseCoopers
DOB: 12/17/43                                        (1986-2001).

The Funds Statement of Additional Information includes additional information about Fund Trustees and is available, without charge upon request by calling 1-866-S-TRACKS.

streetTRACKS (R) SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters

OFFICERS
James E. Ross, President
Michael Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Scott Zoltowski, Assistant Secretary
Matthew W. Flaherty, Assistant Treasurer
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com
Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Technology and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit

www.streettracks.com

Please read the prospectus carefully before you invest or send money.

[State Street                                     [State Street LOGO]
Global Advisors
---------------------
SSgA(R) (LOGO)]

(C) 2002 State Street Corporation ET0912-02

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee. Frank Nesvet is an "audit committee financial expert" and is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending June 30, 2005 and June 30, 2004, the aggregate audit fees billed for professional services rendered by the principal accountant were $101,000 and $82,500, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2005 and June 30, 2004, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2005 and June 30, 2004, the aggregate tax fees billed for professional services rendered by the principal accountant were $57,000 and $47,500, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2005 and June 30, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

    Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

      a. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
            (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

      b. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and
            (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

      c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

      d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

                                                                 FY 2005        FY 2004
                                                              ------------   -------------
Non audit services billed to:
     Registrant: .................................            See Item 4(c)  See Item 4(c)
     Investment Adviser: .........................                    --             --

Other entities in the Investment Company Complex(1)(2):
     Audit Related ....................................       $  912,000     $1,040,000
     Tax Fees .........................................        2,826,000      3,554,000
     Other fees .......................................          394,000        137,000

-------------
(1)  Information is for the calendar year 2004 and 2003, respectively.

(2) Audit-Related Fees consisted principally of employee benefit plan and non-statutory audits. Services under the caption Tax Fees consisted principally of expatriate, compliance, and corporate tax services. Tax Fees for 2003 also included fees incurred for services in connection with the acquisition in 2003 by State Street Corporation of a substantial part of the Global Securities Services business of Deutsche Bank AG. Services under the caption All Other Fees consisted of a cash management review in 2004, and consisted principally of various compliance-related services in 2003.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS(R) Series Trust

By:   /s/ James Ross
      ---------------------------------
      James Ross
      President and Principal Executive Officer

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James Ross
      ---------------------------------
      James Ross
      President and Principal Executive Officer

Date: September 7, 2005

By:   /s/ Gary L. French
      ---------------------------------
      Gary L. French
      Treasurer and Principal Financial Officer

Date: August 31, 2005